UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404) 953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

July 31, 2022

Angel Oak Multi-Strategy Income Fund

Angel Oak Financials Income Fund

Angel Oak High Yield Opportunities Fund

Angel Oak UltraShort Income Fund

Angel Oak Core Impact Fund

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE

Suite 1725

Atlanta, GA 30326

(404) 953-4900

Investment Results – (Unaudited)

Angel Oak Multi-Strategy Income Fund

Total Return Based on a $500,000 Investment

The Fund is the successor to the investment performance of the Angel Oak Multi-Strategy Income Fund (the “Predecessor Multi-Strategy Income Fund”) as a result of the reorganization of the Predecessor Multi-Strategy Income Fund into the Fund on April 10, 2015. Accordingly, the performance information shown in the chart above and table below for periods prior to April 10, 2015 is that of the Predecessor Multi-Strategy Income Fund. The Predecessor Multi-Strategy Income Fund was also advised by the Fund’s investment adviser, Angel Oak Capital Advisors, LLC (the “Adviser”), and had the same investment objective, policies, and strategies as the Fund.

The chart above assumes an initial investment of $500,000 made on August 16, 2012 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2022)

	Average Annual Returns
	One Year	Three Year	Five Year	Ten Year	Since Inception(2)
Angel Oak Multi-Strategy Income Fund, Institutional Class	(5.65%)	(0.87%)	1.06%	N/A	3.12%
Angel Oak Multi-Strategy Income Fund, Class A without load	(5.88%)	(1.12%)	0.79%	3.07%	4.57%
Angel Oak Multi-Strategy Income Fund, Class A with load	(7.99%)	(1.88%)	0.33%	2.84%	4.36%
Angel Oak Multi-Strategy Income Fund, Class C without load	(6.64%)	(1.87%)	0.04%	N/A	0.73%
Angel Oak Multi-Strategy Income Fund, Class C with load	(7.53%)	(1.87%)	0.04%	N/A	0.73%
Bloomberg U.S. Aggregate Bond Index(3)	(9.12%)	(0.21%)	1.28%	1.65%	1.77	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is August 16, 2012 for Institutional Class Shares, June 28, 2011 for Class A Shares, and August 4, 2015 for Class C Shares.

(3) The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results – (Unaudited) (continued)

(4) The return shown for the Bloomberg U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg U.S. Aggregate Bond Index return from the inception date of Class A Shares is 2.25% and for Class C Shares is 1.68%.

Investment Results – (Unaudited) (continued)

Angel Oak Financials Income Fund

Total Return Based on a $500,000 Investment

The chart above assumes an initial investment of $500,000 made on November 3, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2022)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak Financials Income Fund, Institutional Class	(0.73%)	1.15%	2.65%	2.62%
Angel Oak Financials Income Fund, Class A without load	(0.87%)	0.90%	2.40%	2.38%
Angel Oak Financials Income Fund, Class A with load	(3.12%)	0.13%	1.93%	2.08%
Angel Oak Financials Income Fund, Class C without load	(2.15%)	0.02%	1.56%	1.04%
Angel Oak Financials Income Fund, Class C with load	(3.10%)	0.02%	1.56%	1.04%
Bloomberg U.S. Aggregate 3-5 Year Index(3)	(5.95%)	0.20%	1.19%	1.52	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is November 3, 2014 for Institutional Class and Class A Shares and August 4, 2015 for Class C Shares.

(3) The Bloomberg U.S. Aggregate 3-5 Year Index tracks bonds with 3-5 year maturities within the Bloomberg U.S. Aggregate Bond Index. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg U.S. Aggregate 3-5 Year Index is from the inception date of the Institutional Class and Class A Shares. The Bloomberg U.S. Aggregate 3-5 Year Index return from the inception date of the Class C Shares is 1.44%.

Investment Results – (Unaudited) (continued)

Angel Oak High Yield Opportunities Fund

Total Return Based on a $500,000 Investment

The Fund is the successor to the investment performance of the Rainier High Yield Fund (the “Predecessor High Yield Fund”) as a result of the reorganization of the Predecessor High Yield Fund into the Fund on April 15, 2016. Accordingly, the performance information shown in the chart above and table below for periods prior to April 15, 2016 is that of the Predecessor High Yield Fund’s Institutional Shares and Original Shares for the Fund’s Institutional Class and Class A shares, respectively. The Predecessor High Yield Fund was managed by the same portfolio managers as the Fund and when the Predecessor High Yield Fund was reorganized into the Fund had substantially the same investment objectives, policies, and strategies as the Fund.

The chart above assumes an initial investment of $500,000 made on July 31, 2012. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2022)

	Average Annual Returns
	One Year	Three Year	Five Year	Ten Year	Since Inception(2)
Angel Oak High Yield Opportunities Fund, Institutional Class	(5.85%)	2.30%	3.26%	4.90%	7.50%
Angel Oak High Yield Opportunities Fund, Class A without load	(6.06%)	2.03%	3.00%	4.65%	4.65%
Angel Oak High Yield Opportunities Fund, Class A with load	(8.15%)	1.26%	2.52%	4.41%	4.41%
Bloomberg U.S. High Yield Corporate Bond Index(3)	(8.02%)	1.95%	3.06%	4.87%	9.05	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge.

(2) Inception date is March 31, 2009 for Institutional Class Shares and July 31, 2012 for Class A Shares.

(3) The Bloomberg U.S. High Yield Corporate Bond Index is an unmanaged market value-weighted index that covers the universe of fixed-rate, non-investment grade debt. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bloomberg U.S. High Yield Corporate Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg U.S. High Yield Corporate Bond Index return from the inception date of Class A Shares is 4.87%.

Investment Results – (Unaudited) (continued)

Angel Oak UltraShort Income Fund

Total Return Based on a $500,000 Investment

The chart above assumes an initial investment of $500,000 made on April 2, 2018 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2022)

	Average Annual Returns
	One Year	Three Year	Since Inception(2)
Angel Oak UltraShort Income Fund, Institutional Class	(2.03%)	0.72%	1.61%
Angel Oak UltraShort Income Fund, Class A	(2.19%)	0.47%	1.32%
Angel Oak UltraShort Income Fund, Class A1 without load	N/A	N/A	0.13	%(3)
Angel Oak UltraShort Income Fund, Class A1 with load	N/A	N/A	(1.89	%)(3)
Bloomberg 9-12 Month U.S. Treasury Bill Index(4)	(0.91%)	0.65%	1.23	%(5)
Bloomberg Short Term Government/Corporate Total Return Index(6)	(0.23%)	0.73%	1.27	%(7)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A1 Shares, with load, include the maximum 1.50% sales charge and the maximum 0.50% deferred sales charge.

(2) Inception date is April 2, 2018 for Institutional Class, April 30, 2018 for Class A Shares, and July 12, 2022 for Class A1 Shares.

(3) Less than one year of activity, figure presented is a cumulative return.

(4) The Bloomberg 9-12 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury bills, notes, and bonds with a remaining maturity between 9-12 months. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(5) The return shown for the Bloomberg 9-12 Month U.S. Treasury Bill Index is from the inception date of the Institutional Class Shares. The Bloomberg 9-12 Month U.S. Treasury Bill Index return from the inception date of the Class A Shares is 1.23% and for Class A1 Shares is 0.18%.

Investment Results – (Unaudited) (continued)

(6) The Bloomberg Short Term Government/Corporate Total Return Index is an unmanaged index that represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(7) The return shown for the Bloomberg Short Term Government/Corporate Total Return Index is from the inception date of the Institutional Class Shares. The Bloomberg Short Term Government/Corporate Total Return Index return from the inception date of the Class A Shares is 1.27% and for Class A1 Shares is 0.12%.

Investment Results – (Unaudited) (continued)

Angel Oak Core Impact Fund

Total Return Based on a $500,000 Investment

The chart above assumes an initial investment of $500,000 made on June 4, 2021 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2022)

	Average Annual Returns
	One Year	Since Inception(2)
Angel Oak Core Impact Fund, Institutional Class	(7.04%)	(5.21%)
Bloomberg U.S. Aggregate Bond Index(3)	(9.12%)	(6.58%)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(2) Inception date is June 4, 2021.

(3) The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other expenses of the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the numbers in the first lines under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables below are useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Angel Oak Multi-Strategy Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$938.30	$7.26	1.51%
	Hypothetical(2)	$1,000.00	$1,017.31	$7.55	1.51%
Class C	Actual	$1,000.00	$935.10	$10.84	2.26%
	Hypothetical(2)	$1,000.00	$1,013.59	$11.28	2.26%
Institutional Class	Actual	$1,000.00	$940.30	$6.06	1.26%
	Hypothetical(2)	$1,000.00	$1,018.55	$6.31	1.26%

Angel Oak Financials Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$981.00	$4.67	0.95%
	Hypothetical(2)	$1,000.00	$1,020.08	$4.76	0.95%
Class C	Actual	$1,000.00	$972.90	$8.32	1.70%
	Hypothetical(2)	$1,000.00	$1,016.36	$8.50	1.70%
Institutional Class	Actual	$1,000.00	$982.10	$3.44	0.70%
	Hypothetical(2)	$1,000.00	$1,021.32	$3.51	0.70%

Angel Oak High Yield Opportunities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$942.60	$4.33	0.90%
	Hypothetical(2)	$1,000.00	$1,020.33	$4.51	0.90%
Institutional Class	Actual	$1,000.00	$943.60	$3.13	0.65%
	Hypothetical(2)	$1,000.00	$1,021.57	$3.26	0.65%

Summary of Funds’ Expenses – (Unaudited) (continued)

Angel Oak UltraShort Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period	Annualized Expense Ratio
Class A	Actual	$1,000.00	$978.80	$2.94(1)	0.60%
	Hypothetical(2)	$1,000.00	$1,021.82	$3.01(1)	0.60%
Class A1	Actual	$1,000.00	$1,001.30	$0.31(3)	0.60%
	Hypothetical(2)	$1,000.00	$1,021.82	$3.01(1)	0.60%
Institutional Class	Actual	$1,000.00	$979.20	$1.72(1)	0.35%
	Hypothetical(2)	$1,000.00	$1,023.06	$1.76(1)	0.35%

Angel Oak Core Impact Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio
Institutional Class	Actual	$1,000.00	$952.20	$2.86	0.59%
	Hypothetical(2)	$1,000.00	$1,021.87	$2.96	0.59%

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent six month period and divided by the number of days in the most recent twelve month period (365). The annualized expense ratios reflect fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses.

(3) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (19) in the most recent period beginning July 12, 2022, and divided by the number of days in the most recent twelve month period (365). The annualized expense ratios reflect fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Multi-Strategy Income Fund is to seek current income.

The investment objective of Angel Oak Financials Income Fund is to seek current income with a secondary objective of total return.

* As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Portfolio Holdings – (Unaudited) (continued)

The investment objective of Angel Oak High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation.

The investment objective of Angel Oak UltraShort Income Fund is to provide current income while seeking to minimize price volatility and maintain liquidity.

* As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Portfolio Holdings – (Unaudited) (continued)

The investment objective of Angel Oak Core Impact Fund is seek total return while giving special consideration to positive aggregate environmental, social, and governance (“ESG”) outcomes.

* As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Statement of Assets and Liabilities

July 31, 2022 (Unaudited)

	Multi-Strategy Income Fund (a)	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund	Core Impact Fund
Assets
Investments in unaffiliated securities at fair value*	$5,448,736,357	$155,016,625	$66,927,481	$1,135,403,686	$36,025,560
Investments in affiliated securities at fair value*	116,349,483	—	—	—	—
Cash	598,481	—	—	—	—
Deposit at broker for futures	6,763,457	—	—	924,244	436,557
Receivable for fund shares sold	15,120,770	195,606	823,021	2,561,612	—
Receivable for investments sold	1,946,245	—	—	—	451,750
Dividends and interest receivable	23,122,919	1,677,986	1,172,362	1,635,745	148,852
Prepaid expenses	139,459	55,727	23,496	98,025	36,910

Total Assets	5,612,777,171	156,945,944	68,946,360	1,140,623,312	37,099,629

Liabilities
Payable for reverse repurchase agreements (net of unamortized deferred issuance costs of $785,448)	249,214,601	—	—	—	—
Payable for credit agreements	300,000,000	—	—	—	—
Payable for investments purchased	3,460,976	—	—	4,328,256	189,076
Payable for Fund shares redeemed	11,982,351	63,761	30,207	3,249,760	—
Payable for distributions to shareholders	6,598,990	219,739	247,899	434,886	85,052
Interest payable for credit and reverse repurchase agreements	2,013,845	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Payable to Adviser	3,800,297	61,137	16,568	237,511	2,373
Payable to administrator, fund accountant, and transfer agent	420,751	22,674	15,080	122,265	8,053
Payable to custodian	79,323	1,050	1,697	12,540	586
12b-1 fees accrued	191,639	23,642	5,748	50,396	—
Other accrued expenses	142,453	21,368	18,546	57,187	25,908

Total Liabilities	577,905,226	413,371	335,745	8,492,801	311,048

Net Assets	$5,034,871,945	$156,532,573	$68,610,615	$1,132,130,511	$36,788,581

Net Assets consist of:
Paid-in capital	$6,623,621,336	$208,635,910	$77,500,582	$1,183,366,946	$40,137,017
Total distributable earnings (accumulated deficit)	(1,588,749,391)	(52,103,337)	(8,889,967)	(51,236,435)	(3,348,436)

Net Assets	$5,034,871,945	$156,532,573	$68,610,615	$1,132,130,511	$36,788,581

Class A:
Net Assets	$220,234,315	$9,232,423	$3,996,182	$71,508,141	$—

Shares outstanding (unlimted number of shares authorized, no par value)	23,427,722	1,069,546	375,208	7,359,373	—

Net asset value (“NAV”) per share	$9.40	$8.63	$10.65	$9.72	$—

Offering price per share (NAV/0.9775) (b)	$9.62	$8.83	$10.90	$9.94	$—

Class C:
Net Assets	$60,982,443	$7,763,228	$—	$—	$—

Shares outstanding (unlimted number of shares authorized, no par value)	6,554,289	913,683	—	—	—

Net asset value (“NAV”) and offering price per share	$9.30	$8.50	$—	$—	$—

Minimum redemption price per share (NAV*0.99) (c)	$9.21	$8.42	$—	$—	$—

Institutional Class:
Net Assets	$4,753,655,187	$139,536,922	$64,614,433	$1,060,112,363	$36,788,581

Shares outstanding (unlimted number of shares authorized, no par value)	506,946,789	16,213,098	6,093,302	109,009,308	3,998,122

Net asset value (“NAV”) and offering price per share	$9.38	$8.61	$10.60	$9.72	$9.20

Class A1:
Net Assets	$—	$—	$—	$510,007	$—

Shares outstanding (unlimted number of shares authorized, no par value)	—	—	—	52,525	—

Net asset value (“NAV”) per share	$—	$—	$—	$9.71	$—

Offering price per share (NAV/0.985) (d)	$—	$—	$—	$9.86	$—

Minimum redemption price per share (NAV*0.995) (e)	$—	$—	$—	$9.66	$—

*Identified Cost:
Investments in unaffiliated securities	$6,117,867,358	$159,293,462	$72,959,167	$1,178,490,863	$39,181,042
Investments in affiliated securities	126,552,243	—	—	—	—

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Class A shares impose a maximum 2.25% sales charge on purchases. This fee is not charged to shareholders of the UltraShort Income Fund.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.
(d)	Class A1 shares impose a maximum 1.50% sales charge on purchases.
(e)	A contingent deferred sales charge (“CDSC”) of 0.50% may be charged.

See accompanying notes which are an integral part of these financial statements.

Statement of Operations

For the Period Ended July 31, 2022 (Unaudited)

	Multi-Strategy Income Fund (a)	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund	Core Impact Fund
Investment Income
Interest	$180,503,975	$3,350,198	$2,140,668	$12,887,793	$511,770
Dividends from unaffiliated investments	2,876,440	193,747	—	—	—
Dividends from affiliated investments	2,241,365	—	—	—	—

Total Investment Income	185,621,780	3,543,945	2,140,668	12,887,793	511,770

Expenses
Investment Advisory (See Note 5)	26,874,042	687,659	190,756	3,006,708	92,467
Interest expense	7,671,522	5,702	25	—	—
12b-1 – Class A	337,764	7,330	5,484	145,605	—
12b-1 – Class A1	—	—	—	14	—
12b-1 – Class C	326,740	32,010	—	—	—
Fund accounting	693,635	14,283	19,583	184,125	9,042
Administration	328,345	14,774	10,699	83,267	8,417
Transfer agent	287,498	41,114	14,203	59,025	6,790
Legal	232,683	5,497	2,446	49,815	8,252
Custodian	176,119	2,984	4,506	35,245	1,256
Registration	133,028	31,925	21,595	144,697	14,080
Trustee	125,972	19,213	17,870	40,918	17,291
Printing	112,607	5,544	2,172	13,584	1,621
Audit & tax	52,314	15,751	13,294	16,436	13,781
Insurance	28,059	635	358	5,973	181
Compliance	6,335	6,335	6,335	6,335	6,335
Miscellaneous	1,715,517	6,442	3,450	13,447	1,267

Total Expenses	39,102,180	897,198	312,776	3,805,194	180,780

Fees contractually recouped (waived) by Adviser (See Note 5)	(344,982)	—	(81,828)	(1,267,875)	(71,669)
Fees voluntarily waived by Adviser (See Note 5)	—	(319,027)	—	—	—

Net Expenses	38,757,198	578,171	230,948	2,537,319	109,111

Net Investment Income (Loss)	$146,864,582	$2,965,774	$1,909,720	$10,350,474	$402,659

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments in unaffiliated securities	($52,198,384)	$413,475	($444,006)	($2,998,991)	($282,587)
Net realized gain (loss) on investments on TBA sale commitments	5,722,656	—	—	—	—
Net realized gain (loss) on futures	12,489,421	—	—	(241,843)	—
Net realized gain (loss) on swaps	4,741,085	—	—	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(498,142,399)	(6,414,770)	(5,620,028)	(40,081,416)	(2,139,742)
Net change in unrealized appreciation (depreciation) on affiliated investments	(7,106,344)	—	—	—	—
Net change in unrealized appreciation (depreciation) on TBA sale commitments	(4,430,900)	—	—	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	8,198,874	—	—	2,586,626	150,557

Net Realized and Unrealized Gain (Loss) on Investments	(530,725,991)	(6,001,295)	(6,064,034)	(40,735,624)	(2,271,772)

Net increase (decrease) in net assets resulting from operations	($383,861,409)	($3,035,521)	($4,154,314)	($30,385,150)	($1,869,113)

(a)	Statement has been consolidated. See Notes 1 in the Notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Statement of Cash Flows (a)

For the Period Ended July 31, 2022 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	($383,861,409)
Net adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Net amortization and accretion of premium and discount	7,046,685
Net realized paydown gains on mortgage backed and other asset backed securities	(17,612,819)
Purchases of short-term investments, net	478,850,106
Purchases of investments	(284,436,526)
Proceeds from TBA sale commitments	(199,756,600)
Proceeds from sales of long-term investments	1,705,587,536
Net change in unrealized (appreciation) depreciation on investments	505,248,743
Net change in unrealized appreciation (depreciation) on futures contracts	(8,198,874)
Net change in unrealized (appreciation) depreciation on TBA sale commitments	4,430,900
Net realized (gain) loss on investments	52,198,384
Net realized gain (loss) on futures contracts	(12,489,421)
Net realized gain (loss) on swap agreements	(4,741,085)
Net realized gain (loss) on investments on TBA sale commitments	(5,722,656)
Change in:
Receivable for investments sold	217,093,396
Dividends and interest receivable	2,689,512
Prepaid expenses	14,202
Payable for investments purchased	(364,455,467)
Interest payable for credit and reverse repurchase agreements	1,118,787
Payable to Adviser	(1,514,338)
Payable to administrator, fund accountant and transfer agent	(8,048)
Payable to custodian	24,477
12b-1 fees accrued	58,296
Other accrued expenses	(78,860)

Net cash provided by (used in) operating activities	$1,691,484,921

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	1,098,729,565
Payment on shares redeemed	(2,862,348,828)
Distributions paid to shareholders	(42,277,210)
Purchases of reverse repurchase agreements	249,214,601
Proceeds from reverse repurchase agreements	(134,796,000)

Net cash provided by (used in) financing activities	(1,691,477,872)

Net change in cash	$7,049

CASH:
Beginning Balance	7,354,889

Ending Balance	$7,361,938

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$6,552,735
Cash held in money market investments	$187,379,929
Non-cash financing activities - distributions reinvested	$97,842,818
Non-cash financing activities - (increase) decrease in receivable for fund shares sold	($15,094,116)
Non-cash financing activities - (increase) decrease in payable for fund shares redeemed	$11,737,979

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES:
Cash	1,331,676
Deposit at broker for futures	3,311,696

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES:
Cash	598,481
Deposit at broker for futures	6,763,457

(a)	Statement has been consolidated. See Note 1 in the notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended July 31, 2022 (Unaudited) (a)	For the Year Ended January 31, 2022 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$146,864,582	$323,269,065
Net realized gain (loss) on investment transactions, futures contracts, TBA sale commitments, and swaps	(29,245,222)	10,939,721
Net change in unrealized appreciation (depreciation) on investments, TBA sale commitments, and futures contracts	(501,480,769)	(140,395,761)

Net increase (decrease) in net assets resulting from operations	(383,861,409)	193,813,025

Distributions to Shareholders
Distributions, Class A	(5,898,709)	(17,292,024)
Distributions, Class C	(1,200,943)	(3,008,479)
Distributions, Institutional Class	(132,033,376)	(308,374,494)

Total distributions to shareholders	(139,133,028)	(328,674,997)

Capital Transactions – Class A
Proceeds from shares sold	25,251,152	113,767,630
Reinvestment of distributions	4,406,219	13,013,210
Amount paid for shares redeemed	(121,337,855)	(181,260,631)

Total Class A	(91,680,484)	(54,479,791)

Capital Transactions – Class C
Proceeds from shares sold	995,192	8,258,202
Reinvestment of distributions	909,800	2,240,601
Amount paid for shares redeemed	(6,714,930)	(25,344,980)

Total Class C	(4,809,938)	(14,846,177)

Capital Transactions – Institutional Class
Proceeds from shares sold	1,057,389,105	3,512,961,877
Reinvestment of distributions	92,526,799	224,826,130
Amount paid for shares redeemed	(2,722,558,064)	(2,718,565,354)

Total Institutional Class	(1,572,642,160)	1,019,222,653

Net increase (decrease) in net assets resulting from capital transactions	(1,669,132,582)	949,896,685

Total Increase (Decrease) in Net Assets	(2,192,127,019)	815,034,713

Net Assets
Beginning of period	7,226,998,964	6,411,964,251

End of period	$5,034,871,945	$7,226,998,964

Share Transactions – Class A
Shares sold	2,578,513	10,926,212
Shares issued in reinvestment of distributions	451,998	1,252,277
Shares redeemed	(12,367,630)	(17,436,419)

Total Class A	(9,337,119)	(5,257,930)

Share Transactions – Class C
Shares sold	102,751	803,571
Shares issued in reinvestment of distributions	94,628	217,730
Shares redeemed	(692,897)	(2,459,811)

Total Class C	(495,518)	(1,438,510)

Share Transactions – Institutional Class
Shares sold	108,218,451	338,829,057
Shares issued in reinvestment of distributions	9,525,509	21,692,531
Shares redeemed	(278,708,081)	(262,126,642)

Total Institutional Class	(160,964,121)	98,394,946

Net increase (decrease) in share transactions	(170,796,758)	91,698,506

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$2,965,774	$5,942,390
Net realized gain (loss) on investment transactions	413,475	963,613
Net change in unrealized appreciation (depreciation) on investments	(6,414,770)	1,603,657

Net increase (decrease) in net assets resulting from operations	(3,035,521)	8,509,660

Distributions to Shareholders
Distributions, Class A	(109,012)	(111,005)
Distributions, Class C	(98,882)	(114,065)
Distributions, Institutional Class	(2,805,578)	(5,723,833)

Total distributions to shareholders	(3,013,472)	(5,948,903)

Capital Transactions – Class A
Proceeds from shares sold	6,086,557	2,220,664
Reinvestment of distributions	103,210	102,282
Amount paid for shares redeemed	(981,941)	(913,442)

Total Class A	5,207,826	1,409,504

Capital Transactions – Class C
Proceeds from shares sold	5,249,440	463,088
Reinvestment of distributions	76,820	82,346
Amount paid for shares redeemed	(770,971)	(2,734,308)

Total Class C	4,555,289	(2,188,874)

Capital Transactions – Institutional Class
Proceeds from shares sold	28,694,935	60,879,854
Reinvestment of distributions	1,488,151	3,282,293
Amount paid for shares redeemed	(44,112,044)	(41,849,423)

Total Institutional Class	(13,928,958)	22,312,724

Net increase (decrease) in net assets resulting from capital transactions	(4,165,843)	21,533,354

Total Increase (Decrease) in Net Assets	(10,214,836)	24,094,111

Net Assets
Beginning of period	166,747,409	142,653,298

End of period	$156,532,573	$166,747,409

Share Transactions – Class A
Shares sold	699,236	246,833
Shares issued in reinvestment of distributions	11,858	11,405
Shares redeemed	(112,169)	(102,033)

Total Class A	598,925	156,205

Share Transactions – Class C
Shares sold	605,388	52,396
Shares issued in reinvestment of distributions	8,965	9,286
Shares redeemed	(90,091)	(309,154)

Total Class C	524,262	(247,472)

Share Transactions – Institutional Class
Shares sold	3,290,288	6,814,124
Shares issued in reinvestment of distributions	170,712	366,628
Shares redeemed	(5,037,486)	(4,675,741)

Total Institutional Class	(1,576,486)	2,505,011

Net increase (decrease) in share transactions	(453,299)	2,413,744

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$1,909,720	$3,780,159
Net realized gain (loss) on investment transactions	(444,006)	636,570
Net change in unrealized appreciation (depreciation) on investments	(5,620,028)	(1,827,827)

Net increase (decrease) in net assets resulting from operations	(4,154,314)	2,588,902

Distributions to Shareholders
Distributions, Class A	(111,598)	(198,482)
Distributions, Institutional Class	(1,755,963)	(3,642,787)

Total distributions to shareholders	(1,867,561)	(3,841,269)

Capital Transactions – Class A
Proceeds from shares sold	821,659	2,916,252
Reinvestment of distributions	111,325	197,215
Amount paid for shares redeemed	(1,381,415)	(2,181,125)

Total Class A	(448,431)	932,342

Capital Transactions – Institutional Class
Proceeds from shares sold	1,517,614	4,653,761
Reinvestment of distributions	380,662	757,305
Amount paid for shares redeemed	(1,154,814)	(2,985,257)

Total Institutional Class	743,462	2,425,809

Net increase (decrease) in net assets resulting from capital transactions	295,031	3,358,151

Total Increase (Decrease) in Net Assets	(5,726,844)	2,105,784

Net Assets
Beginning of period	74,337,459	72,231,675

End of period	$68,610,615	$74,337,459

Share Transactions – Class A
Shares sold	74,676	245,813
Shares issued in reinvestment of distributions	10,181	16,652
Shares redeemed	(126,724)	(183,742)

Total Class A	(41,867)	78,723

Share Transactions – Institutional Class
Shares sold	141,278	392,064
Shares issued in reinvestment of distributions	35,053	64,201
Shares redeemed	(104,263)	(252,371)

Total Institutional Class	72,068	203,894

Net increase (decrease) in share transactions	30,201	282,617

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2022 (Unaudited) (a)	For the Year Ended January 31, 2022
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$10,350,474	$13,744,383
Net realized gain (loss) on investment transactions and futures contracts	(3,240,834)	(396,109)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(37,494,790)	(7,982,855)

Net increase (decrease) in net assets resulting from operations	(30,385,150)	5,365,419

Distributions to Shareholders
Distributions, Class A	(781,642)	(1,370,158)
Distributions, Class A1	(7)	—
Distributions, Institutional Class	(10,353,675)	(15,915,163)

Total distributions to shareholders	(11,135,324)	(17,285,321)

Capital Transactions – Class A
Proceeds from shares sold	46,809,852	173,304,337
Reinvestment of distributions	691,411	1,266,990
Amount paid for shares redeemed	(143,646,871)	(68,418,315)

Total Class A	(96,145,608)	106,153,012

Capital Transactions – Class A1
Proceeds from shares sold	510,011	—
Reinvestment of distributions	3	—

Total Class A1	510,014	—

Capital Transactions – Institutional Class
Proceeds from shares sold	439,939,990	1,725,634,613
Reinvestment of distributions	8,005,896	12,276,225
Amount paid for shares redeemed	(842,529,325)	(1,031,046,901)

Total Institutional Class	(394,583,439)	706,863,937

Net increase (decrease) in net assets resulting from capital transactions	(490,219,033)	813,016,949

Total Increase (Decrease) in Net Assets	(531,739,507)	801,097,047

Net Assets
Beginning of period	1,663,870,018	862,772,971

End of period	$1,132,130,511	$1,663,870,018

Share Transactions – Class A
Shares sold	4,750,898	17,237,092
Shares issued in reinvestment of distributions	70,430	126,149
Shares redeemed	(14,599,464)	(6,810,400)

Total Class A	(9,778,136)	10,552,841

Share Transactions – Class A1
Shares sold	52,525	—

Total Class A1	52,525	—

Share Transactions – Institutional Class
Shares sold	44,638,034	171,455,363
Shares issued in reinvestment of distributions	815,633	1,220,931
Shares redeemed	(85,550,199)	(102,493,351)

Total Institutional Class	(40,096,532)	70,182,943

Net increase (decrease) in share transactions	(49,822,143)	80,735,784

(a)	Class A1 commenced operations on July 12, 2022.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Core Impact Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2022 (Unaudited)	For the Period Ended January 31, 2022 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$402,659	$330,201
Net realized gain (loss) on investment transactions and futures contracts	(282,587)	(11,870)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,989,185)	(1,015,740)

Net increase (decrease) in net assets resulting from operations	(1,869,113)	(697,409)

Distributions to Shareholders
Distributions, Institutional Class	(413,399)	(368,515)

Total distributions to shareholders	(413,399)	(368,515)

Capital Transactions – Institutional Class
Proceeds from shares sold	31,250	40,197,500
Reinvestment of distributions	558	1,018
Amount paid for shares redeemed	(93,309)	—

Total Institutional Class	(61,501)	40,198,518

Net increase (decrease) in net assets resulting from capital transactions	(61,501)	40,198,518

Total Increase (Decrease) in Net Assets	(2,344,013)	39,132,594

Net Assets
Beginning of period	39,132,594	—

End of period	$36,788,581	$39,132,594

Share Transactions – Institutional Class
Shares sold	3,235	4,004,770
Shares issued in reinvestment of distributions	59	102
Shares redeemed	(10,044)	—

Total Institutional Class	(6,750)	4,004,872

Net increase (decrease) in share transactions	(6,750)	4,004,872

(a)	Fund commenced operations on June 4, 2021.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class A

Consolidated Financial Highlights (a)

(For a share outstanding during each period)

For the Period Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018
Selected Per Share Data:
Net asset value, beginning of period	$10.24	$10.43	$11.10	$11.04	$11.26	$11.30

Income from investment operations:
Net investment income (loss)	0.23	0.47	0.46	0.50	0.52	0.54
Net realized and unrealized gain (loss) on investments	(0.86)	(0.19)	(0.68)	0.06	(0.22)	(0.02)

Total from investment operations	(0.63)	0.28	(0.22)	0.56	0.30	0.52

Less distributions to shareholders:
From net investment income	(0.21)	(0.47)	(0.45)	(0.50)	(0.52)	(0.56)

Total distributions	(0.21)	(0.47)	(0.45)	(0.50)	(0.52)	(0.56)

Net asset value, end of period	$9.40	$10.24	$10.43	$11.10	$11.04	$11.26

Total return (b)(c)	(6.17%)	2.71%	(1.76%)	5.08%	2.72%	4.69%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$220,2	34	$335,4	39	$396,7	11	$496,1	14	$590,3	86	$538,6	99
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (d)	1.52%	1.29%	1.40%	1.37%	1.35%	1.36%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense (d)	1.21%	1.20%	1.21%	1.20%	1.20%	1.20%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (d)	1.51%	1.28%	1.38%	1.36%	1.37%	1.40%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense (d)	1.20%	1.19%	1.19%	1.19%	1.22%	1.24%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (d)	4.63%	4.42%	4.41%	4.46%	4.69%	4.80%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (d)	4.64%	4.43%	4.43%	4.47%	4.67%	4.76%
Portfolio turnover rate (c)	4.71%	55.99%	67.45%	62.94%	71.49%	81.13%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Total return does not include the effect of sales charges.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class C

Consolidated Financial Highlights (a)

(For a share outstanding during each period)

For the Period Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018
Selected Per Share Data:
Net asset value, beginning of period	$10.13	$10.34	$11.00	$10.95	$11.17	$11.23

Income from investment operations:
Net investment income (loss)	0.19	0.38	0.37	0.41	0.44	0.46
Net realized and unrealized gain (loss) on investments	(0.84)	(0.20)	(0.66)	0.06	(0.22)	(0.03)

Total from investment operations	(0.65)	0.18	(0.29)	0.47	0.22	0.43

Less distributions to shareholders:
From net investment income	(0.18)	(0.39)	(0.37)	(0.42)	(0.44)	(0.49)

Total distributions	(0.18)	(0.39)	(0.37)	(0.42)	(0.44)	(0.49)

Net asset value, end of period	$9.30	$10.13	$10.34	$11.00	$10.95	$11.17

Total return (b)(c)	(6.49%)	1.78%	(2.41%)	4.27%	2.04%	3.90%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$60,9	82	$71,4	45	$87,7	43	$116,3	28	$102,4	87	$86,9	23
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (d)	2.27%	2.04%	2.15%	2.12%	2.10%	2.11%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense (d)	1.96%	1.95%	1.96%	1.95%	1.95%	1.95%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (d)	2.26%	2.03%	2.13%	2.11%	2.12%	2.15%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense (d)	1.95%	1.94%	1.94%	1.94%	1.97%	1.99%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (d)	3.92%	3.69%	3.67%	3.70%	3.94%	4.03%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (d)	3.93%	3.70%	3.69%	3.71%	3.92%	3.99%
Portfolio turnover rate (c)	4.71%	55.99%	67.45%	62.94%	71.49%	81.13%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Total return does not include the effect of sales charges.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Institutional Class

Consolidated Financial Highlights (a)

(For a share outstanding during each period)

	For the Period Ended July 31, 2022 (Unaudited)		For the Year Ended January 31, 2022		For the Year Ended January 31, 2021		For the Year Ended January 31, 2020		For the Year Ended January 31, 2019		For the Year Ended January 31, 2018
Selected Per Share Data:
Net asset value, beginning of period	$10.21		$10.41		$11.08		$11.02		$11.23		$11.28

Income from investment operations:
Net investment income (loss)	0.25		0.49		0.48		0.53		0.55		0.57
Net realized and unrealized gain (loss) on investments	(0.85)		(0.19)		(0.68)		0.06		(0.21)		(0.03)

Total from investment operations	(0.60)		0.30		(0.20)		0.59		0.34		0.54

Less distributions to shareholders:
From net investment income	(0.23)		(0.50)		(0.47)		(0.53)		(0.55)		(0.59)

Total distributions	(0.23)		(0.50)		(0.47)		(0.53)		(0.55)		(0.59)

Net asset value, end of period	$9.38		$10.21		$10.41		$11.08		$11.02		$11.23

Total return (b)	(5.97%)		2.87%		(1.60%)		5.45%		3.05%		4.88%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$4,753,	655	$6,820,	115	$5,927,	510	$7,153,	385	$6,555,	291	$5,826,	546
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (c)	1.27%		1.04%		1.15%		1.12%		1.10%		1.11%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense (c)	0.96%		0.95%		0.96%		0.95%		0.95%		0.95%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (c)	1.26%		1.03%		1.13%		1.11%		1.12%		1.15%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense (c)	0.95%		0.94%		0.94%		0.94%		0.97%		0.99%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (c)	4.88%		4.69%		4.65%		4.70%		4.94%		5.06%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (c)	4.89%		4.70%		4.67%		4.71%		4.92%		5.02%
Portfolio turnover rate (b)	4.71%		55.99%		67.45%		62.94%		71.49%		81.13%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018
Selected Per Share Data:
Net asset value, beginning of period	$8.96	$8.80	$9.60	$9.33	$9.45	$9.42

Income from investment operations:
Net investment income (loss)	0.16	0.33	0.34	0.40	0.44	0.40
Net realized and unrealized gain (loss) on investments	(0.33)	0.15	(0.75)	0.27	(0.13)	0.03

Total from investment operations	(0.17)	0.48	(0.41)	0.67	0.31	0.43

Less distributions to shareholders:
From net investment income	(0.16)	(0.32)	(0.38)	(0.40)	(0.43)	(0.40)
Return of capital	—	—	(0.01)	—	—	—

Total distributions	(0.16)	(0.32)	(0.39)	(0.40)	(0.43)	(0.40)

Net asset value, end of period	$8.63	$8.96	$8.80	$9.60	$9.33	$9.45

Total return (a)(b)	(1.90%)	5.48%	(4.16%)	7.39%	3.36%	4.69%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$9,23	2	$4,21	7	$2,76	5	$13,7	20	$7,08	6	$9,37	7
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (c)	1.36%	1.35%	1.39%	1.34%	1.42%	1.36%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense (c)	1.35%	1.35%	1.37%	1.34%	1.42%	1.36%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (c)	0.95%	0.94%	0.96%	0.94%	0.94%	0.94%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense (c)	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (c)	3.23%	3.14%	3.63%	3.78%	4.22%	3.74%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (c)	3.64%	3.55%	4.06%	4.18%	4.70%	4.16%
Portfolio turnover rate (b)	7.74%	32.33%	29.83%	35.55%	45.27%	101.75%

(a)	Total return does not include the effect of sales charges.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund – Class C

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018
Selected Per Share Data:
Net asset value, beginning of period	$8.87	$8.72	$9.51	$9.25	$9.37	$9.37

Income from investment operations:
Net investment income (loss)	0.14	0.24	0.30	0.34	0.37	0.33
Net realized and unrealized gain (loss) on investments	(0.38)	0.16	(0.76)	0.26	(0.12)	0.02

Total from investment operations	(0.24)	0.40	(0.46)	0.60	0.25	0.35

Less distributions to shareholders:
From net investment income	(0.13)	(0.25)	(0.32)	(0.34)	(0.37)	(0.35)
Return of capital	—	—	(0.01)	—	—	—

Total distributions	(0.13)	(0.25)	(0.33)	(0.34)	(0.37)	(0.35)

Net asset value, end of period	$8.50	$8.87	$8.72	$9.51	$9.25	$9.37

Total return (a)(b)	(2.71%)	4.63%	(4.79%)	6.59%	2.69%	3.80%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$7,76	3	$3,45	2	$5,55	3	$6,16	2	$2,03	9	$1,46	5
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (c)	2.11%	2.10%	2.15%	2.09%	2.17%	2.11%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense (c)	2.10%	2.10%	2.12%	2.09%	2.17%	2.11%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (c)	1.70%	1.69%	1.72%	1.69%	1.69%	1.69%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense (c)	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (c)	2.46%	2.38%	2.97%	3.02%	3.49%	2.99%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (c)	2.87%	2.79%	3.40%	3.42%	3.97%	3.41%
Portfolio turnover rate (b)	7.74%	32.33%	29.83%	35.55%	45.27%	101.75%

(a)	Total return does not include the effect of sales charges.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018
Selected Per Share Data:
Net asset value, beginning of period	$8.94	$8.79	$9.58	$9.32	$9.44	$9.41

Income from investment operations:
Net investment income (loss)	0.17	0.34	0.38	0.43	0.46	0.41
Net realized and unrealized gain (loss) on investments	(0.33)	0.15	(0.76)	0.26	(0.13)	0.05

Total from investment operations	(0.16)	0.49	(0.38)	0.69	0.33	0.46

Less distributions to shareholders:
From net investment income	(0.17)	(0.34)	(0.40)	(0.43)	(0.45)	(0.43)
Return of capital	—	—	(0.01)	—	—	—

Total distributions	(0.17)	(0.34)	(0.41)	(0.43)	(0.45)	(0.43)

Net asset value, end of period	$8.61	$8.94	$8.79	$9.58	$9.32	$9.44

Total return (a)	(1.79%)	5.64%	(3.81%)	7.55%	3.61%	4.97%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$139,5	37	$159,0	78	$134,3	35	$258,3	92	$122,3	63	$106,4	94
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (b)	1.11%	1.10%	1.14%	1.09%	1.17%	1.10%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense (b)	1.10%	1.10%	1.12%	1.09%	1.17%	1.10%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (b)	0.70%	0.69%	0.71%	0.69%	0.69%	0.69%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense (b)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (b)	3.48%	3.38%	3.91%	4.02%	4.48%	3.98%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (b)	3.89%	3.79%	4.34%	4.42%	4.96%	4.39%
Portfolio turnover rate (a)	7.74%	32.33%	29.83%	35.55%	45.27%	101.75%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Class A

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018
Selected Per Share Data:
Net asset value, beginning of period	$11.59	$11.78	$11.76	$11.39	$12.00	$11.92

Income from investment operations:
Net investment income (loss)	0.29	0.58	0.58	0.64	0.65	0.68
Net realized and unrealized gain (loss) on investments	(0.95)	(0.19)	0.03	(a)	0.37	(0.61)	0.06

Total from investment operations	(0.66)	0.39	0.61	1.01	0.04	0.74

Less distributions to shareholders:
From net investment income	(0.28)	(0.58)	(0.59)	(0.64)	(0.65)	(0.66)

Total distributions	(0.28)	(0.58)	(0.59)	(0.64)	(0.65)	(0.66)

Net asset value, end of period	$10.65	$11.59	$11.78	$11.76	$11.39	$12.00

Total return (b)(c)	(5.74%)	3.34%	5.68%	9.08%	0.41%	6.34%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$3,99	6	$4,83	4	$3,98	6	$7,77	1	$2,75	4	$1,29	8
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (d)	1.14%	1.14%	1.14%	1.14%	1.24%	1.27%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (d)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (d)	5.02%	4.60%	5.18%	5.20%	5.28%	5.34%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (d)	5.26%	4.84%	5.42%	5.44%	5.62%	5.71%
Portfolio turnover rate (c)	1.23%	38.15%	58.02%	35.80%	33.27%	45.86%

(a)

Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(b)	Total return does not include the effect of sales charges.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018
Selected Per Share Data:
Net asset value, beginning of period	$11.54	$11.73	$11.71	$11.35	$11.95	$11.89

Income from investment operations:
Net investment income (loss)	0.30	0.60	0.63	0.67	0.69	0.71
Net realized and unrealized gain (loss) on investments	(0.95)	(0.18)	0.01	(a)	0.36	(0.61)	0.04

Total from investment operations	(0.65)	0.42	0.64	1.03	0.08	0.75

Less distributions to shareholders:
From net investment income	(0.29)	(0.61)	(0.62)	(0.67)	(0.68)	(0.69)

Total distributions	(0.29)	(0.61)	(0.62)	(0.67)	(0.68)	(0.69)

Net asset value, end of period	$10.60	$11.54	$11.73	$11.71	$11.35	$11.95

Total return (b)	(5.64%)	3.62%	5.97%	9.28%	0.74%	6.53%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$64,6	14	$69,5	03	$68,2	45	$64,7	97	$48,4	26	$51,5	16
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (c)	0.89%	0.89%	0.89%	0.89%	0.99%	1.02%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (c)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (c)	5.28%	4.86%	5.41%	5.52%	5.59%	5.61%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (c)	5.52%	5.10%	5.65%	5.76%	5.93%	5.98%
Portfolio turnover rate (b)	1.23%	38.15%	58.02%	35.80%	33.27%	45.86%

(a)

Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Period Ended January 31, 2019 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00	$10.08	$10.12	$10.02	$10.01

Income from investment operations:
Net investment income (loss)	0.04	0.08	0.19	0.29	0.20
Net realized and unrealized gain (loss) on investments	(0.25)	(0.05)	(0.04	)(b)	0.10	0.01

Total from investment operations	(0.21)	0.03	0.15	0.39	0.21

Less distributions to shareholders:
From net investment income	(0.07)	(0.11)	(0.19)	(0.29)	(0.20)
From net realized gain	—	—	—	—	—	(c)

Total distributions	(0.07)	(0.11)	(0.19)	(0.29)	(0.20)

Net asset value, end of period	$9.72	$10.00	$10.08	$10.12	$10.02

Total return (d)	(2.12%)	0.27%	1.52%	3.92%	2.12%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$71,5	08	$171,3	28	$66,3	66	$51,5	29	$7,90	3
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (e)	0.79%	0.78%	0.79%	0.84%	0.94%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (e)	0.60%	0.56%	0.51%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (e)	1.06%	0.56%	1.45%	2.22%	2.32%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (e)	1.25%	0.78%	1.73%	2.56%	2.76%
Portfolio turnover rate (d)	12.68%	91.83%	81.48%	156.42%	178.59%

(a)	Class commenced operations on April 30, 2018.
(b)

Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(c)	Less than (0.005).
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Class A1

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2022 (Unaudited) (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.70

Income from investment operations:
Net investment income (loss)	— (b)
Net realized and unrealized gain (loss) on investments	0.01

Total from investment operations	0.01

Less distributions to shareholders:
From net investment income	— (b)

Total distributions	—

Net asset value, end of period	$9.71

Total return (c)(d)	0.13%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$510
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (e)	0.71%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (e)	0.59%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (e)	(0.15%)
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (e)	(0.03%)
Portfolio turnover rate (c)	12.68%

(a)	Class commenced operations on July 12, 2022.
(b)	Less than (0.005).
(c)	Not annualized for periods less than one year.
(d)	Total return does not include the effect of sales charges.
(e)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2022 (Unaudited)	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Period Ended January 31, 2019 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.01	$10.09	$10.12	$10.02	$10.00

Income from investment operations:
Net investment income (loss)	0.07	0.11	0.21	0.31	0.24
Net realized and unrealized gain (loss) on investments	(0.28)	(0.06)	(0.03	)(b)	0.10	0.02

Total from investment operations	(0.21)	0.05	0.18	0.41	0.26

Less distributions to shareholders:
From net investment income	(0.08)	(0.13)	(0.21)	(0.31)	(0.24)
From net realized gain	—	—	—	—	—	(c)

Total distributions	(0.08)	(0.13)	(0.21)	(0.31)	(0.24)

Net asset value, end of period	$9.72	$10.01	$10.09	$10.12	$10.02

Total return (d)	(2.08%)	0.51%	1.87%	4.16%	2.60%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$1,060,	112	$1,492,	542	$796,4	07	$357,3	03	$106,5	96
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (e)	0.54%	0.53%	0.54%	0.59%	0.77%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (e)	0.35%	0.31%	0.26%	0.25%	0.26%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (e)	1.35%	0.82%	1.67%	2.58%	2.37%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (e)	1.54%	1.04%	1.95%	2.92%	2.88%
Portfolio turnover rate (d)	12.68%	91.83%	81.48%	156.42%	178.59%

(a)	Class commenced operations on April 30, 2018.
(b)

Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(c)	Less than (0.005).
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Core Impact Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2022 (Unaudited)	For the Period Ended January 31, 2022 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.77	$10.00

Income from investment operations:
Net investment income (loss)	0.10	0.09
Net realized and unrealized gain (loss) on investments	(0.57)	(0.22)

Total from investment operations	(0.47)	(0.13)

Less distributions to shareholders:
From net investment income	(0.10)	(0.10)

Total distributions	(0.10)	(0.10)

Net asset value, end of period	$9.20	$9.77

Total return (b)	(4.78%)	(1.28%)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$36,7	89	$39,1	33
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (c)	0.98%	0.97%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (c)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (c)	1.79%	1.06%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (c)	2.18%	1.44%
Portfolio turnover rate (b)	12.19%	21.55%

(a)	Class commenced operations on June 4, 2021.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 11.16%
ACC Trust, Series 2022-1, Class D, 6.650%, 10/20/2028 (a)	$1,500,000	$1,452,270
Affirm Asset Securitization Trust, Series 2021-A, Class D, 3.490%, 8/15/2025 (a)	3,000,000	2,993,937
Affirm Asset Securitization Trust, Series 2021-A, Class E, 5.650%, 8/15/2025 (a)	4,000,000	3,992,344
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/17/2026 (a)	4,500,000	4,198,239
Affirm Asset Securitization Trust, Series 2021-B, Class E, 4.610%, 8/17/2026 (a)	1,900,000	1,776,842
American Credit Acceptance Receivables Trust, Series 2019-4, Class F, 5.370%, 9/12/2026 (a)	800,000	770,224
American Credit Acceptance Receivables Trust, Series 2021-1, Class E, 2.290%, 3/15/2027 (a)	3,500,000	3,144,302
American Credit Acceptance Receivables Trust, Series 2020-3, Class F, 5.940%, 6/14/2027 (a)	5,650,000	5,636,265
American Credit Acceptance Receivables Trust, Series 2021-1, Class F, 4.010%, 11/15/2027 (a)	650,000	597,765
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, 3.120%, 2/14/2028 (a)	1,000,000	931,497
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.870%, 11/13/2028 (a)	1,540,000	1,469,202
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	1,700,000	1,419,134
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.380%, 9/17/2029 (a)	500,000	488,183
Avant Credit Card Master Trust, Series 2021-1A, Class C, 2.160%, 4/15/2027 (a)	2,500,000	2,288,075
Avant Loans Funding Trust, Series 2021-REV1, Class B, 1.640%, 7/15/2030 (a)	1,793,000	1,701,503
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,570,000	1,438,279
Avis Budget Rental Car Funding LLC, Series 2019-2A, Class D, 3.040%, 9/20/2025 (a)	5,250,000	4,919,386
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	4,750,000	4,355,869
BHG Securitization Trust, Series 2021-B, Class D, 3.170%, 10/17/2034 (a)	1,170,000	1,046,473
CAL Receivables LLC, Series 2022-1, Class B, 5.129% (SOFR30A + 4.350%), 10/15/2026 (a)(b)	8,080,000	7,714,841
Carvana Auto Receivables Trust, Series 2021-N1, Class E, 2.880%, 1/10/2028 (a)	3,300,000	3,038,584
Carvana Auto Receivables Trust, Series 2021-N1, Class F, 4.550%, 1/10/2028 (a)	2,500,000	2,347,897
Carvana Auto Receivables Trust, Series 2021-N2, Class E, 2.900%, 3/10/2028 (a)(c)	35,900,000	32,213,716
Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.020%, 5/10/2028 (c)	5,000,000	4,479,095
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.160%, 6/12/2028 (a)	7,310,000	6,490,344
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.530%, 9/10/2028 (a)	6,870,000	6,160,446
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.010%, 12/10/2028 (a)	1,650,000	1,564,388
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.280%, 5/10/2029	1,500,000	1,463,130
Chase Auto Credit Linked Notes, Series 2021-2, Class E, 2.280%, 12/25/2028 (a)	731,296	716,063
Conn’s Receivables Funding LLC, Series A, Class A, 1.000%, 12/15/2026 (a)	3,500,000	3,518,770
Conn’s Receivables Funding LLC, Series B, Class B, 2.000%, 12/15/2026 (a)	500,000	493,485
Consumer Loan Underlying Bond Credit Trust, Series 2017-P2, Class CL1, 0.000%, 1/15/2024 (a)	125,000	559,104
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	3,700,000	3,516,450
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	1,500,000	1,387,785
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	1,500,000	1,379,490
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	1,700,000	1,659,889
CPS Auto Receivables Trust, Series 2019-C, Class F, 6.940%, 9/15/2026 (a)	3,500,000	3,476,977
CPS Auto Receivables Trust, Series 2020-A, Class F, 6.930%, 3/15/2027 (a)	2,500,000	2,466,030
CPS Auto Receivables Trust, Series 2021-D, Class D, 2.310%, 10/15/2027 (a)(c)	7,240,000	6,767,409
CPS Auto Receivables Trust, Series 2021-A, Class E, 2.530%, 3/15/2028 (a)(c)	9,320,000	8,696,855
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	12,750,000	11,688,868
CPS Auto Receivables Trust, Series 2021-D, Class E, 4.060%, 12/15/2028 (a)	3,750,000	3,424,436
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.880%, 4/16/2029 (a)	5,400,000	4,975,463
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.450%, 4/15/2030 (a)	1,500,000	1,499,789

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
DT Auto Owner Trust, Series 2022-1A, Class C, 2.960%, 11/15/2027 (a)	$3,000,000	$2,887,059
DT Auto Owner Trust, Series 2021-1A, Class E, 2.380%, 1/18/2028 (a)	2,225,000	2,032,270
DT Auto Owner Trust, Series 2022-2, Class D, 5.460%, 3/15/2028 (a)	700,000	693,314
DT Auto Owner Trust, Series 2021-4A, Class E, 3.340%, 7/17/2028 (a)	3,000,000	2,583,294
DT Auto Owner Trust, Series 2021-3A, Class E, 2.650%, 9/15/2028 (a)	5,250,000	4,458,856
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.020%, 1/17/2028 (a)	7,550,000	6,713,634
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.900%, 7/17/2028 (a)	4,000,000	3,520,036
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.020%, 10/15/2029 (a)	2,000,000	1,860,454
Fat Brands Fazoli’s Native LLC, Series 2021-1, Class A2, 6.000%, 7/25/2051 (a)	2,000,000	1,980,458
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.690%, 7/15/2026 (a)	3,170,000	3,024,925
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027 (a)	1,250,000	1,164,090
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.350%, 4/15/2027 (a)	1,000,000	914,892
First Investors Auto Owner Trust, Series 2022-1A, Class E, 5.410%, 6/15/2029 (a)	1,750,000	1,632,865
Flagship Credit Auto Trust, Series 2020-1, Class E, 3.520%, 6/15/2027 (a)	839,000	763,279
Flagship Credit Auto Trust, Series 2020-3, Class E, 4.980%, 12/15/2027 (a)	2,150,000	2,105,860
Flagship Credit Auto Trust, Series 2022-1, Class D, 3.640%, 3/15/2028 (a)(c)	4,500,000	4,241,709
Flagship Credit Auto Trust, Series 2021-1, Class E, 2.720%, 4/17/2028 (a)	2,600,000	2,392,242
Flagship Credit Auto Trust, Series 2020-4, Class E, 3.840%, 7/17/2028 (a)	10,700,000	10,033,936
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.160%, 9/15/2028 (a)	4,100,000	3,812,254
Flagship Credit Auto Trust, Series 2021-4, Class E, 4.030%, 3/15/2029 (a)	4,000,000	3,620,584
Flagship Credit Auto Trust, Series 2022-1, Class E, 5.370%, 6/15/2029 (a)	1,500,000	1,362,463
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	1,770,771	1,639,477
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)(c)	5,000,000	4,504,110
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	1,590,000	1,487,734
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	1,100,000	1,067,825
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027 (a)(c)	6,250,000	5,932,062
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.980%, 4/15/2027 (a)	5,105,000	4,784,626
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)	1,250,000	1,253,986
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.350%, 10/15/2027 (a)	2,500,000	2,326,865
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class F, 4.190%, 2/15/2029 (a)	900,000	848,563
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class E, 4.690%, 8/15/2029 (a)	4,500,000	4,183,627
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.090%, 10/15/2029 (a)(d)	1,300,000	1,310,499
FREED ABS Trust, Series 2021-1CP, Class C, 2.830%, 3/20/2028 (a)	2,200,000	2,158,152
FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028 (a)	2,780,000	2,494,847
FREED ABS Trust, Series 2022-3FP, Class D, 7.360%, 8/20/2029 (a)	500,000	487,944
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.090%, 8/15/2026 (a)	3,000,000	2,945,340
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class E, 3.510%, 10/15/2027 (a)	1,000,000	957,461
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	2,000,000	1,884,782
GLS Auto Receivables Issuer Trust, Series 2022-2, Class D, 6.150%, 4/15/2028 (a)	2,800,000	2,818,922
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.200%, 10/16/2028 (a)	7,500,000	6,621,457
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.430%, 10/16/2028 (a)	5,000,000	4,508,925
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class E, 2.870%, 5/15/2028 (a)	2,000,000	1,793,800
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	2,621,000	2,373,234
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/26/2051 (a)	2,593,549	2,451,039
Goldman Home Improvement Trust, Series 2021-GRN2, Class C, 2.770%, 6/26/2051 (a)	9,644,000	8,762,249
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	4,334,257	4,077,318

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	$1,291,970	$1,134,803
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, 1.930%, 7/20/2048 (a)	3,488,248	3,028,682
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	2,476,152	2,154,123
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.050%, 12/25/2025 (a)	5,500,000	5,145,013
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.980%, 12/25/2025 (a)(c)	18,000,000	16,283,286
Hertz Vehicle Financing LP, Series 2021-2A, Class D, 4.340%, 12/25/2027 (a)	7,185,000	6,399,766
JP Morgan Chase Bank, Series 2020-1, Class E, 3.715%, 1/25/2028 (a)	259,833	259,273
LendingClub Receivables Trust, Series 2019-7, Class R2, 0.000%, 1/15/2027 (a)(e)	1,779,730	340,507
LendingClub Receivables Trust, Series 2019-7, Class R1, 0.000%, 1/15/2027 (a)(e)	8,702,377	1,664,984
LendingClub Receivables Trust, Series 2019-1, Class CERT, 6.000%, 7/17/2045 (a)	932,340	5,106,012
LendingClub Receivables Trust, Series 2020-6A, Class A, 2.750%, 11/15/2047 (a)	872,438	871,603
Lendingpoint Asset Securitization Trust, Series 2021-B, Class B, 1.680%, 2/15/2029 (a)	3,235,000	3,091,712
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)	3,320,000	3,129,107
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)	1,800,000	1,708,760
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.731%, 10/15/2028 (a)	3,000,000	2,937,222
LendingPoint Asset Securitization Trust, Series 2021-B, Class C, 3.210%, 2/15/2029 (a)	2,000,000	1,902,304
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.000%, 5/15/2028 (a)	1,576,000	1,464,765
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	2,200,000	2,188,998
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	3,000,000	2,766,637
Marlette Funding Trust, Series 2021-3A, Class D, 2.530%, 12/15/2031 (a)	2,500,000	2,195,270
Marlette Funding Trust, Series 2022-2A, Class D, 7.500%, 8/15/2032 (a)	500,000	497,394
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.330%, 3/20/2026 (a)(c)	5,000,000	4,723,925
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(f)	1,298,534	1,181,374
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	1,127,407	981,405
Newtek Small Business Loan Trust, Series 2018-1, Class B, 5.500% (PRIME + 0.750%), 2/25/2044 (a)(b)	1,292,343	1,313,099
Oportun Issuance Trust, Series 2022-A, Class C, 7.400%, 6/9/2031 (a)	400,000	394,668
Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130%, 11/15/2027 (a)(c)	9,995,879	9,305,754
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	6,197,445	5,700,516
Pagaya AI Debt Selection Trust, Series 2021-3, Class B, 1.740%, 5/15/2029 (a)(c)	3,999,782	3,756,184
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)	3,299,820	2,868,643
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)(c)	6,000,000	5,486,946
Pagaya AI Debt Selection Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)	7,100,000	6,582,786
Santander Bank Auto Credit-Linked Notes Series, Series 2022-A, Class B, 5.281%, 5/17/2032 (a)	1,449,849	1,432,368
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.280%, 3/15/2027 (a)	1,750,000	1,548,300
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	500,000	461,594
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class F, 7.030%, 8/15/2028 (a)	1,900,000	1,901,930
Santander Retail Auto Lease Trust, Series 2021-C, Class D, 1.390%, 8/20/2026 (a)	4,000,000	3,812,936
Stone Street Receivables Funding LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	682,096	614,649
Tesla Auto Lease Trust, Series 2021-A, Class E, 2.640%, 3/20/2025 (a)	3,350,000	3,149,037
Theorem Funding Trust, Series 2020-1A, Class C, 6.250%, 10/15/2026 (a)	1,000,000	999,100
Theorem Funding Trust, Series 2022-2A, Class B, 9.270%, 12/15/2028 (a)	3,700,000	3,729,230
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	2,520,000	2,513,725
U.S. Auto Funding Trust, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	6,700,000	6,742,143
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	5,000,000	4,726,355
United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.410%, 12/10/2025 (a)	2,500,000	2,498,918
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.580%, 6/10/2026 (a)	5,700,000	5,511,991
United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.300%, 9/10/2027 (a)	1,035,000	965,214
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	923,747	925,455

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Upgrade Master Pass-Thru Trust, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	$428,087	$429,047
Upgrade Master Pass-Thru Trust, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	331,002	331,621
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 4.971%, 5/15/2027 (a)(g)	11,776,010	11,526,912
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT, 0.000%, 11/20/2026 (a)(e)	3,500,000	1,463,995
Upstart Pass-Through Trust, Series 2021-ST3, Class A, 2.000%, 5/20/2027 (a)	1,653,728	1,597,960
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT, 0.000%, 7/20/2027 (a)(e)	1,475,000	940,104
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)	2,716,037	2,578,951
Upstart Pass-Through Trust, Series 2021-ST6, Class CERT, 9.000%, 8/20/2027 (a)(e)	5,450,000	3,453,619
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT, 6.500%, 9/20/2029 (a)(e)	1,500,000	1,025,862
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT, 6.500%, 10/20/2029 (a)(e)	2,370,000	1,466,577
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 4.500%, 11/20/2029 (a)(e)	1,629,000	930,628
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 0.000%, 3/20/2030 (a)	2,400,000	1,827,759
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT, 0.000%, 4/20/2030 (a)	1,500,000	1,214,367
Upstart Securitization Trust, Series 2019-1, Class CERT, 0.000%, 4/20/2026 (a)	20,143	1,214,554
Upstart Securitization Trust, Series 2019-3, Class CERT, 6.500%, 1/21/2030 (a)(h)	17,192	2,511,308
Upstart Securitization Trust, Series 2020-3, Class C, 6.250%, 11/20/2030 (a)(c)	10,427,000	10,277,008
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)(c)	8,600,000	7,988,626
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	5,500,000	5,159,776
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)	7,750,000	7,152,638
Upstart Securitization Trust, Series 2021-4, Class C, 3.190%, 9/20/2031 (a)	5,250,000	4,805,126
Upstart Securitization Trust, Series 2021-5, Class B, 2.490%, 11/20/2031 (a)	3,000,000	2,786,283
Upstart Securitization Trust, Series 2021-5, Class C, 4.150%, 11/20/2031 (a)	9,400,000	8,599,919
Upstart Securitization Trust, Series 2022-2, Class C, 8.430%, 5/20/2032 (a)	1,500,000	1,448,100
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	1,300,000	1,265,510
US Auto Funding Trust, Series 2022-1A, Class D, 9.140%, 7/15/2027 (a)	1,000,000	970,033
Veros Auto Receivables Trust, Series 2022-1, Class D, 7.230%, 7/16/2029 (a)	500,000	497,291
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/15/2025 (a)	2,410,000	2,381,415
Veros Automobile Receivables Trust, Series 2020-1, Class D, 5.640%, 2/15/2027 (a)	6,755,000	6,478,727
Westlake Automobile Receivables Trust, Series 2019-3A, Class F, 4.720%, 4/15/2026 (a)	5,000,000	4,961,710
Westlake Automobile Receivables Trust, Series 2020-3A, Class F, 5.110%, 5/17/2027 (a)(c)	8,750,000	8,196,414
Westlake Automobile Receivables Trust, Series 2021-1A, Class F, 3.910%, 9/15/2027 (a)	4,000,000	3,652,060
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.250%, 6/15/2028 (a)	3,000,000	2,672,853

TOTAL ASSET-BACKED SECURITIES (Cost – $613,031,757)		$561,697,630

Collateralized Debt Obligations – 0.36%
Anchorage Credit Funding Ltd., Series 2020-11A, Class E, 7.050%, 4/25/2038 (a)	3,500,000	2,906,043
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 3.788% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(b)(e)	4,288,206	4,266,765
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 6.468% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(b)(e)	3,400,000	3,298,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 3.265% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(b)(e)	3,580,373	3,508,765
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 3.955% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(b)(e)	4,000,000	3,990,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost – $18,560,121)		$17,969,573

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – 3.61%
ABPCI Direct Lending Fund CLO Ltd., Series 2017-1A, Class ER, 10.310% (3 Month LIBOR USD + 7.600%), 4/20/2032 (a)(b)(e)	$1,750,000	$1,564,435
AIMCO CLO Ltd., Series 2017-AA, Class SUB, 0.000%, 7/20/2029 (a)(e)(g)	4,350,000	2,610,000
Allegro CLO Ltd., Series 2014-1RX, Class SUB, 13.000%, 10/21/2028 (e)(g)(i)	4,000,000	400,000
ALM CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 10/15/2029 (a)(e)(g)	6,000,000	3,660,000
Apidos CLO Warehouse, Series 2020-33A, Class SUB, 0.000%, 7/24/2031 (a)(e)(g)	2,000,000	1,360,000
Apidos CLO Warehouse, Series 2021-38A, Class SUB, 0.000%, 1/23/2034 (a)(e)(g)	3,000,000	2,010,000
Ares CLO Ltd., Series 2015-4A, Class SUB, 0.000%, 10/15/2026 (a)(e)(g)	3,000,000	750,000
Babson CLO Ltd., Series 2016-1A, Class ER, 8.783% (3 Month LIBOR USD + 6.000%), 7/23/2030 (a)(b)(j)	4,300,000	3,492,043
Barings CLO Ltd., Series 2018-2A, Class SUB, 0.000%, 4/15/2030 (a)(e)(g)	5,000,000	2,350,000
Barings CLO Ltd., Series 2015-2A, Class DR, 5.660% (3 Month LIBOR USD + 2.950%), 10/21/2030 (a)(b)	1,250,000	1,163,025
Barings CLO Ltd., Series 2019-3A, Class ER, 9.410% (3 Month LIBOR USD + 6.700%), 4/21/2031 (a)(b)	3,000,000	2,684,694
Barings CLO Ltd., Series 2021-2A, Class SUB, 0.000%, 7/15/2034 (a)(e)(g)	5,000,000	3,500,000
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (e)(g)	1,500,000	1,210,030
Barings Middle Market CLO Ltd., Series 2021-IA, Class D, 11.360% (3 Month LIBOR USD + 8.650%), 7/20/2033 (a)(b)(e)	1,000,000	884,472
Carlyle CLO Ltd., Series 2017-3A, Class SUB, 0.000%, 7/20/2029 (a)(e)(g)	5,525,000	1,712,750
Cedar Funding CLO Ltd., Series 2016-6A, Class SUB, 0.000%, 10/20/2028 (a)(e)(g)	3,000,000	1,980,000
CIFC Funding Ltd., Series 2015-2X, Class INC, 0.000%, 4/15/2030 (e)(g)(i)	5,000,000	1,850,000
East West Investment Management CLO Ltd., Series 2019-FAL, Class D, 7.420% (3 Month LIBOR USD + 4.710%), 1/20/2033 (a)(b)	5,000,000	4,822,340
Eaton Vance CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/15/2031 (a)(e)(g)	5,000,000	3,400,000
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class CR, 7.783% (3 Month LIBOR USD + 5.000%), 1/26/2032 (a)(b)(c)	10,500,000	10,411,905
Garrison Funding Ltd., Series 2018-2RA, Class BR, 4.648% (3 Month LIBOR USD + 3.170%), 11/20/2029 (a)(b)	4,500,000	4,326,728
Generate CLO Ltd, Series 2A, Class SUB, 0.000%, 10/22/2027 (a)(e)(g)	4,000,000	1,640,000
Generate CLO Ltd, Series 4A, Class SUB, 0.000%, 1/22/2030 (a)(e)(g)	5,500,000	2,530,000
Great Lakes CLO Ltd., Series 2021-5A, Class E, 10.012% (3 Month LIBOR USD + 7.500%), 4/15/2033 (a)(b)(c)(e)	9,950,000	8,570,751
ICG US CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 10/22/2031 (a)(e)(g)	1,000,000	590,000
ICG US CLO Ltd., Series 2021-1A, Class E, 9.070% (3 Month LIBOR USD + 6.330%), 4/17/2034 (a)(b)	2,000,000	1,789,010
Jay Park CLO Ltd., Series 2016-1X, Class SUB, 0.000%, 10/20/2027 (e)(g)(i)	4,000,000	1,280,000
LCM Ltd., Series 33A, Class INC, 0.000%, 7/20/2034 (a)(e)(g)	4,800,000	3,264,000
Marble Point CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 4/20/2033 (a)(e)(g)	2,600,000	1,534,000
Marble Point CLO Ltd., Series 2021-2A, Class INC, 0.000%, 7/25/2050 (a)(e)(g)	2,500,000	1,250,000
Marble Point CLO Ltd., Series 2021-3A, Class INC, 0.000%, 10/17/2051 (a)(e)(g)	3,000,000	1,860,000
MCF CLO LLC, Series 2017-3A, Class ER, 11.860% (3 Month LIBOR USD + 9.150%), 7/20/2033 (a)(b)(e)	3,000,000	2,744,118
Monroe Capital MML CLO Ltd., Series 2018-2A, Class E, 8.755% (3 Month LIBOR USD + 7.250%), 11/22/2030 (a)(b)(e)	5,150,000	4,716,854
Monroe Capital MML CLO Ltd., Series 2019-2A, Class D, 7.759% (3 Month LIBOR USD + 5.000%), 10/22/2031 (a)(b)	700,000	668,086
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 10.018% (3 Month LIBOR USD + 8.540%), 5/20/2033 (a)(b)(e)	3,486,461	3,136,609

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Monroe Capital MML CLO Ltd., Series 2019-1A, Class ER, 9.865% (3 Month LIBOR USD + 8.360%), 11/22/2033 (a)(b)(e)	$4,440,822	$3,938,849
Northwoods Capital Ltd., Series 2018-17A, Class SUB, 0.000%, 4/22/2031 (a)(e)(g)	2,650,000	1,404,500
Oaktree CLO Ltd., Series 2019-4A, Class SUB, 0.000%, 10/20/2032 (a)(e)(g)	3,500,000	2,275,000
Oaktree CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 7/17/2034 (a)(e)(g)	10,000,000	6,650,000
OCP CLO Ltd., Series 2021-21A, Class SUB, 0.000%, 7/20/2034 (a)(e)(g)	3,000,000	1,980,000
OCP CLO Ltd., Series 2021-22A, Class SUB, 0.000%, 12/4/2034 (a)(e)(g)	3,000,000	2,175,000
Octagon Investment Partners Ltd., Series 2018-18A, Class SUB, 0.000%, 12/16/2024 (a)(e)(g)	4,000,000	760,000
OZLM Ltd., Series 2017-17A, Class SUB, 0.000%, 7/22/2030 (a)(e)(g)	7,000,000	1,890,000
PPM CLO Ltd., Series 2020-4A, Class SUB, 0.190%, 10/20/2031 (a)(e)(g)	2,500,000	1,650,000
Race Point CLO Ltd., Series 2013-8X, Class ER, 8.328% (3 Month LIBOR USD + 6.850%), 2/20/2030 (b)(i)	2,500,000	1,945,820
Regatta Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (a)(e)(g)	2,500,000	1,175,000
Regatta Funding Ltd., Series 2021-5A, Class SUB, 0.000%, 1/22/2035 (a)(e)(g)	3,000,000	1,920,000
Rockford Tower CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/20/2032 (a)(e)(g)	2,500,000	1,725,000
Rockford Tower CLO Ltd., Series 2019-1A, Class ER, 9.030% (3 Month LIBOR USD + 6.320%), 4/20/2034 (a)(b)(c)	5,000,000	4,360,400
RR Ltd., Series 2018-5A, Class SUB, 0.000%, 10/15/2031 (a)(e)(g)	4,000,000	2,120,000
RR Ltd., Series 2019-6A, Class DR, 8.362% (3 Month LIBOR USD + 5.850%), 4/15/2036 (a)(b)(j)	2,000,000	1,749,314
Saranac CLO Ltd., Series 2020-8A, Class E, 9.598% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(b)(c)	5,250,000	4,365,160
Sound Point CLO Ltd., Series 2013-1A, Class A3R, 4.616% (3 Month LIBOR USD + 1.850%), 1/27/2031 (a)(b)	400,000	370,344
Sound Point CLO Ltd., Series 2017-3A, Class D, 9.210% (3 Month LIBOR USD + 6.500%), 10/21/2030 (a)(b)(c)	3,800,000	3,210,145
Sound Point CLO Ltd., Series 2014-1RA, Class E, 8.840% (3 Month LIBOR USD + 6.100%), 7/18/2031 (a)(b)(c)	4,500,000	3,661,826
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 3.729% (3 Month LIBOR USD + 1.900%), 6/16/2031 (a)(b)(j)	17,756,577	16,672,662
Stewart Park CLO Ltd., Series 2015-1A, Class ER, 7.792% (3 Month LIBOR USD + 5.280%), 1/15/2030 (a)(b)(c)	5,250,000	4,423,592
Strata CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 10/20/2033 (a)(e)(g)	3,000,000	1,980,000
TCP Whitney CLO Ltd., Series 2017-1A, Class ER, 9.638% (3 Month LIBOR USD + 8.160%), 8/22/2033 (a)(b)(c)(e)	4,000,000	3,525,556
TCW CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 3/20/2034 (a)(e)(g)	5,000,000	3,150,000
THL Credit Wind River CLO Ltd., Series 2019-3A, Class E2R, 9.262% (3 Month LIBOR USD + 6.750%), 7/15/2031 (a)(b)	1,500,000	1,336,937
Trinitas CLO Ltd., Series 2017-6A, Class ER, 9.599% (3 Month LIBOR USD + 6.816%), 1/25/2034 (a)(b)(j)	2,850,000	2,502,776
Vibrant CLO Ltd., Series 2021-12A, Class SUB, 0.000%, 1/20/2034 (a)(e)(g)	4,350,000	2,675,250
Voya CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/16/2029 (a)(e)(g)	4,900,000	2,793,000
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 10/20/2027 (a)(e)(g)	4,900,000	1,568,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $223,978,043)		$181,669,981

Commercial Mortgage-Backed Securities – 2.44%
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.037%, 4/17/2053	5,000,000	4,403,215

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 4.849% (1 Month LIBOR USD + 2.850%), 9/15/2036 (a)(b)	$3,000,000	$2,781,804
Capital Funding Mortgage Trust, Series 2020-9, Class B, 16.613% (1 Month LIBOR USD + 14.900%), 11/28/2022 (a)(b)	4,750,000	4,683,282
Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.920% (1 Month LIBOR USD + 15.210%), 11/6/2023 (a)(b)	4,825,000	4,728,312
Commercial Mortgage Trust, Series 2020-SBX, Class A, 1.670%, 1/10/2038 (a)	500,000	467,989
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 2.640% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(b)	664,580	662,003
Greystone CRE Notes Ltd., Series 2021-HC2, Class C, 5.323% (TSFR1M + 3.364%), 12/15/2039 (a)(b)(e)	3,000,000	2,880,555
Greystone CRE Notes Ltd., Series 2021-HC2, Class D, 6.073% (TSFR1M + 4.114%), 12/15/2039 (a)(b)(e)	750,000	711,154
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 6.174% (1 Month LIBOR USD + 3.925%), 7/15/2031 (a)(b)	500,000	447,384
Harvest SBA Loan Trust, Series 2018-1, Class A, 3.874% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(b)	1,064,277	1,046,078
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 3.449% (1 Month LIBOR USD + 1.450%), 4/15/2031 (a)(b)(j)	3,500,000	3,363,021
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-NYAH, Class H, 5.389% (1 Month LIBOR USD + 3.390%), 6/15/2038 (a)(b)	5,000,000	4,514,445
Med Trust, Series 2021-MDLN, Class F, 6.000% (1 Month LIBOR USD + 4.000%), 11/15/2038 (a)(b)	3,500,000	3,199,091
Med Trust, Series 2021-MDLN, Class G, 7.250% (1 Month LIBOR USD + 5.250%), 11/15/2038 (a)(b)	2,155,000	2,014,561
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.208%, 2/16/2046 (a)(e)(g)	1,000,000	87,330
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/17/2041 (a)	500,000	441,086
SMR Mortgage Trust, Series 2022-IND, Class D, 5.909% (TSFR1M + 3.950%), 2/15/2039 (a)(b)	2,170,329	2,030,520
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 4/25/2023 (a)(g)	117,329	117,088
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (a)(g)	7,000,000	6,855,940
X-Caliber Funding LLC, Series 2021-MSN5, Class B1, 7.000%, 9/15/2022 (a)	3,649,728	3,620,428
X-Caliber Funding LLC, Series 2021-MI3, Class B1, 8.713% (1 Month LIBOR USD + 7.000%), 4/17/2023 (a)(b)	2,200,000	2,122,958
X-Caliber Funding LLC, Series 2021-GA5, Class B1, 8.713% (1 Month LIBOR USD + 7.000%), 6/15/2023 (a)(b)	1,025,000	998,220
X-Caliber Funding LLC, 12.000%, 8/15/2023 (a)(g)	5,615,000	5,571,225
X-Caliber Funding LLC, 5.000% (TSFR1M + 2.750%), 3/15/2024 (a)(b)	4,532,394	4,426,952
X-Caliber Funding LLC, 10.000% (TSFR1M + 7.750%), 3/15/2024 (a)(b)	849,824	837,547
X-Caliber Funding LLC, 5.000%, 10/15/2024 (a)	300,000	283,898
X-Caliber Funding LLC, 8.713% (1 Month LIBOR USD + 7.000%), 10/15/2024 (a)(b)	4,125,000	4,107,774
X-Caliber Funding LLC, 11.000%, 10/15/2024 (a)	4,000,000	3,844,856
X-Caliber Funding LLC, 17.800%, 10/15/2024 (a)(g)	900,000	873,324
X-Caliber Funding LLC, 8.213% (1 Month LIBOR USD + 6.500%), 11/6/2024 (a)(b)	1,628,000	1,627,082
X-Caliber Funding LLC, Series 2021-7, Class B2, 0.000%, 1/6/2026 (a)	1,788,000	1,803,663
X-Caliber Funding LLC, Series 2021-CT6, Class B2, 5.250%, 1/6/2026 (a)	2,180,000	2,137,263
X-Caliber Funding LLC, Series 2021-CT6, Class B1, 7.713% (1 Month LIBOR USD + 6.000%), 1/6/2026 (a)(b)	9,375,000	8,928,506

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – (continued)
X-Caliber Funding LLC, Series 2021-7, Class A, 4.713% (1 Month LIBOR USD + 3.000%), 1/15/2026 (a)(b)	$3,950,000	$3,818,406
X-Caliber Funding LLC, Series 2021-7, Class B1, 7.713% (1 Month LIBOR USD + 6.000%), 1/15/2026 (a)(b)	165,000	157,147
X-Caliber Mortgage Trust, Series 2019-1, Class B1, 16.290% (1 Month LIBOR USD + 14.140%), 11/6/2022 (a)(b)	5,129,931	5,056,306
X-Caliber Mortgage Trust, Series 2020-1, Class B1, 9.213% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(b)	2,700,000	2,593,617
X-Caliber Mortgage Trust, Series 2020-2, Class B1, 9.550% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(b)	7,000,000	6,719,804
X-Caliber Mortgage Trust, Series 2021-CT2, Class B1, 8.463% (1 Month LIBOR USD + 6.750%), 4/6/2023 (a)(b)	1,237,000	1,200,189
X-Caliber Mortgage Trust, Series 2020-5, Class A, 4.963% (1 Month LIBOR USD + 3.250%), 10/16/2023 (a)(b)	5,000,000	4,859,605
X-Caliber Mortgage Trust, Series 2020-5, Class B1, 9.963% (1 Month LIBOR USD + 8.250%), 10/16/2023 (a)(b)	7,000,000	6,703,725
X-Caliber Mortgage Trust, Series 2021-9, Class B1, 9.713% (1 Month LIBOR USD + 8.000%), 3/15/2024 (a)(b)	1,215,000	1,177,177
X-Caliber Mortgage Trust, Series 2021-WY4, Class B1, 9.713% (1 Month LIBOR USD + 8.000%), 5/6/2024 (a)(b)	2,020,000	1,950,009
X-Caliber Mortgage Trust, Series 2021-10, Class B1, 9.713% (1 Month LIBOR USD + 8.000%), 6/17/2024 (a)(b)	2,000,000	1,936,188

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $128,461,487)		$122,790,727

Commercial Mortgage-Backed Securities – U.S. Government Agency – 4.78%
Federal Home Loan Mortgage Corp., Series 2016-KF25, Class B, 6.787% (1 Month LIBOR USD + 5.000%), 10/25/2023 (a)(b)	130,091	128,519
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 4.087% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(b)	2,312,743	2,263,639
Federal Home Loan Mortgage Corp., Series 2017-KF34, Class B, 4.487% (1 Month LIBOR USD + 2.700%), 8/25/2024 (a)(b)	739,953	733,071
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 4.537% (1 Month LIBOR USD + 2.750%), 8/25/2024 (a)(b)	2,063,287	1,985,426
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 4.287% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(b)	640,882	592,305
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 3.937% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(b)	1,182,007	1,121,081
Federal Home Loan Mortgage Corp., Series K F16, Class A, 2.417% (1 Month LIBOR USD + 0.630%), 3/25/2026 (b)	959	955
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 4.087% (1 Month LIBOR USD + 2.300%), 6/25/2026 (a)(b)	2,487,563	2,387,824
Federal Home Loan Mortgage Corp., Series K-F74, Class AL, 2.227% (1 Month LIBOR USD + 0.440%), 1/25/2027 (b)	578,789	576,540
Federal Home Loan Mortgage Corp., Series 2020-KF74, Class B, 3.937% (1 Month LIBOR USD + 2.150%), 1/25/2027 (a)(b)	2,315,155	2,162,459
Federal Home Loan Mortgage Corp., Series 2017-KSW3, Class B, 4.537% (1 Month LIBOR USD + 2.750%), 5/25/2027 (a)(b)	2,154,651	2,013,161

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – U.S. Government Agency – (continued)
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 4.337% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(b)	$921,939	$884,756
Federal Home Loan Mortgage Corp., Series K-739, Class A2, 1.336%, 9/25/2027	12,000,000	10,986,828
Federal Home Loan Mortgage Corp., Series K-740, Class A2, 1.470%, 9/25/2027	22,000,000	20,216,966
Federal Home Loan Mortgage Corp., Series 2018-KF50, Class B, 3.687% (1 Month LIBOR USD + 1.900%), 7/25/2028 (a)(b)	1,860,398	1,679,305
Federal Home Loan Mortgage Corp., Series 2018-KW07, Class B, 4.083%, 9/25/2028 (a)(g)	2,250,000	2,123,523
Federal Home Loan Mortgage Corp., Series K-G02, Class A1, 2.044%, 11/25/2028	1,205,384	1,154,849
Federal Home Loan Mortgage Corp., Series 2018-KF54, Class B, 3.987% (1 Month LIBOR USD + 2.200%), 11/25/2028 (b)	4,420,492	4,235,234
Federal Home Loan Mortgage Corp., Series 2019-KF61, Class B, 3.987% (1 Month LIBOR USD + 2.200%), 3/25/2029 (a)(b)	1,162,979	1,112,115
Federal Home Loan Mortgage Corp., Series 2019-KG02, Class B, 3.682%, 8/25/2029 (a)(g)	6,000,000	5,474,148
Federal Home Loan Mortgage Corp., Series 2020-KF76, Class B, 4.537% (1 Month LIBOR USD + 2.750%), 1/25/2030 (a)(b)	4,596,063	4,344,686
Federal Home Loan Mortgage Corp., Series K-108, Class A2, 1.517%, 3/25/2030	8,000,000	7,033,312
Federal Home Loan Mortgage Corp., Series K-109, Class A2, 1.558%, 4/25/2030	8,471,000	7,458,182
Federal Home Loan Mortgage Corp., Series K-116, Class A2, 1.378%, 7/25/2030	13,000,000	11,319,152
Federal Home Loan Mortgage Corp., Series K-117, Class A2, 1.406%, 8/25/2030	8,000,000	6,882,480
Federal Home Loan Mortgage Corp., Series K-118, Class A2, 1.493%, 9/25/2030	10,000,000	8,704,090
Federal Home Loan Mortgage Corp., Series K-SG1, Class A2, 1.503%, 9/25/2030	10,000,000	8,736,230
Federal Home Loan Mortgage Corp., Series K-119, Class A2, 1.566%, 9/25/2030	12,000,000	10,444,920
Federal Home Loan Mortgage Corp., Series K-120, Class A2, 1.500%, 10/25/2030	10,000,000	8,736,720
Federal Home Loan Mortgage Corp., Series K-121, Class A2, 1.547%, 10/25/2030	17,000,000	14,852,441
Federal Home Loan Mortgage Corp., Series K-G04, Class X1, 0.852%, 11/25/2030 (g)(h)	36,951,121	2,087,664
Federal Home Loan Mortgage Corp., Series K-G04, Class A2, 1.487%, 11/25/2030	35,000,000	30,110,430
Federal Home Loan Mortgage Corp., Series K-122, Class A2, 1.521%, 11/25/2030	23,000,000	20,094,502
Federal Home Loan Mortgage Corp., Series K-123, Class A2, 1.621%, 12/25/2030	5,000,000	4,376,380
Federal Home Loan Mortgage Corp., Series K-124, Class A2, 1.658%, 12/25/2030	5,000,000	4,368,165
Federal Home Loan Mortgage Corp., Series 2021-MN1, Class M2, 5.264% (SOFR30A + 3.750%), 1/25/2051 (a)(b)	3,700,000	3,378,396
Federal National Mortgage Association, Series 2020-M52, Class A2, 1.319%, 10/25/2030 (g)	8,000,000	7,022,368
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.466%, 11/25/2030 (g)	3,500,000	3,042,823
Federal National Mortgage Association, Series 2019-01, Class B10, 7.759% (1 Month LIBOR USD + 5.500%), 10/25/2049 (a)(b)	1,500,000	1,392,146
Federal National Mortgage Association, Series 2019-01, Class CE, 11.009% (1 Month LIBOR USD + 8.750%), 10/25/2049 (a)(b)	2,000,000	2,086,232
Federal National Mortgage Association, Series 2020-01, Class M10, 6.009% (1 Month LIBOR USD + 3.750%), 3/25/2050 (a)(b)	5,000,000	4,639,780
Federal National Mortgage Association, Series 2020-01, Class CE, 9.759% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(b)	8,000,000	7,646,168

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $272,434,633)		$240,589,971

Common Stocks – 0.57%	Shares
Financial – 0.57%
Annaly Capital Management, Inc.	826,922	5,689,223
Ellington Financial, Inc.	250,000	4,012,500
New Residential Investment Corp.	625,000	6,818,750

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks – (continued)
Financial – 0.64%
PennyMac Mortgage Investment Trust	200,000	$3,072,000
Redwood Trust, Inc.	1,056,366	9,148,130

TOTAL COMMON STOCKS (Cost – $35,813,473)		$28,740,603

Corporate Obligations – 4.90%	Principal Amount
Basic Materials – 0.84%
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/2029 (a)	$1,498,000	1,529,907
Clearwater Paper Corp., 4.750%, 8/15/2028 (a)	4,700,000	4,223,679
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(i)	4,224,000	3,717,120
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	3,500,000	3,189,812
Mercer International, Inc., 5.500%, 1/15/2026	2,600,000	2,519,075
Mercer International, Inc., 5.125%, 2/1/2029	1,400,000	1,313,949
Methanex Corp., 5.125%, 10/15/2027	6,900,000	6,393,471
Resolute Forest Products, Inc., 4.875%, 3/1/2026 (a)	1,575,000	1,553,005
Sylvamo Corp., 7.000%, 9/1/2029 (a)	17,000,000	15,711,619
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	3,000,000	2,389,382

		42,541,019

Communications – 0.27%
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	3,900,000	3,363,750
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5.875%, 8/15/2027 (a)	4,900,000	4,586,326
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	4,500,000	3,982,073
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	1,600,000	1,468,264

		13,400,413

Consumer, Cyclical – 0.64%
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	16,000,000	14,022,640
Beazer Homes USA, Inc., 5.875%, 10/15/2027	1,750,000	1,543,535
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.250%, 9/15/2027 (a)	1,300,000	1,173,633
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.000%, 6/15/2029 (a)	1,800,000	1,387,728
Century Communities, Inc., 6.750%, 6/1/2027	300,000	305,250
FirstCash, Inc., 4.625%, 9/1/2028 (a)	3,900,000	3,495,574
Ford Motor Credit Co. LLC, 2.900%, 2/16/2028	2,500,000	2,194,712
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	2,200,000	2,004,332
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (a)	1,300,000	1,261,741
United Airlines, Inc., 4.375%, 4/15/2026 (a)	800,000	765,729
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	4,800,000	4,067,184

		32,222,058

Consumer, Non-cyclical – 0.08%
Mozart Debt Merger Sub, Inc., 5.250%, 10/1/2029 (a)	900,000	811,053
NESCO Holdings, Inc., 5.500%, 4/15/2029 (a)	1,700,000	1,478,643
Rent-A-Center, Inc., 6.375%, 2/15/2029 (a)	2,100,000	1,670,905

		3,960,601

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Energy – 0.08%
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	$4,500,000	$3,824,797

Financial – 2.92%
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	3,000,000	2,940,904
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	11,500,000	10,088,233
B. Riley Financial, Inc., 6.375% (k)	7,000,000	6,966,400
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,652,231
Bank of Commerce Holdings, 6.671% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	2,500,000	2,501,915
Citadel LP, 5.375%, 1/17/2023 (a)	2,000,000	2,005,513
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(b)	1,000,000	1,008,645
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (b)	2,000,000	2,030,215
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (b)	1,000,000	1,061,043
First Charter Capital Trust, 3.519% (3 Month LIBOR USD + 1.690%), 9/15/2035 (b)(e)	1,000,000	924,452
First NBC Bank Holding Co., 5.750%, 2/18/2025 (e)(l)(m)	13,500,000	1,312,200
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	5,600,000	4,613,403
Georgia Banking Co. Inc., 4.125% (TSFR3M + 3.400%), 6/15/2031 (a)(b)	4,000,000	3,772,052
Hanmi Financial Corp., 3.750% (TSFR3M + 3.100%), 9/1/2031 (b)	3,300,000	3,130,106
Howard Hughes Corp., 5.375%, 8/1/2028 (a)	200,000	187,576
Jacksonville Bancorp, Inc., 5.579% (3 Month LIBOR USD + 3.750%), 9/15/2038 (a)(b)	1,200,000	1,199,888
Kingstone Cos, Inc., 5.500%, 12/30/2022	2,000,000	1,974,075
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	2,100,000	1,280,979
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	5,800,000	5,747,720
MGIC Investment Corp., 5.250%, 8/15/2028	500,000	482,020
Midland States Bancorp, Inc., 5.000% (TSFR3M + 3.610%), 9/30/2029 (b)	750,000	735,801
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,000,685
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	4,400,000	4,082,320
Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028 (a)	8,700,000	7,665,135
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	6,907,000	7,011,986
Northern Bancorp, Inc., 4.750% (TSFR3M + 3.275%), 12/30/2029 (a)(b)	1,000,000	984,809
OneMain Finance Corp., 4.000%, 9/15/2030	800,000	629,944
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (a)	4,800,000	4,499,520
PennyMac Financial Services, Inc., 4.250%, 2/15/2029 (a)	900,000	737,078
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	900,000	748,605
PHH Mortgage Corp., 7.875%, 3/15/2026 (a)	4,300,000	4,013,974
PRA Group, Inc., 5.000%, 10/1/2029 (a)	3,600,000	3,105,522
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (b)	1,500,000	1,378,751
Preferred Pass-Through Trust, 4.663% (N/A + 0.000%), 12/29/2049 (a)(n)	1,000,000	740,000
Ready Capital Corp., 6.200%, 7/30/2026 (k)	8,000,000	7,728,000
Ready Capital Corp., 5.750%, 2/15/2026 (k)	4,500,000	4,298,400
Renasant Corp., 4.500% (TSFR3M + 4.025%), 9/15/2035 (b)	4,000,000	4,023,414
Southcoast Capital, 2.496%, 9/30/2035 (e)(g)	4,000,000	3,380,000
Starwood Property Trust, Inc., 4.750%, 3/15/2025	1,100,000	1,093,950
Sterling Bancorp, Inc., 8.332% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,050,000	2,050,636
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	2,700,000	2,750,409
TIAA FSB Holdings, Inc., 4.381%, 1/7/2035 (e)(g)	5,000,000	4,500,000
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	1,909,030
Trinity Capital, Inc., 7.000% (k)	2,500,000	2,450,000
United Wholesale Mortgage LLC, 5.500%, 11/15/2025 (a)	2,200,000	2,057,000
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	9,600,000	8,280,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Velocity Commercial Capital LLC, 7.125%, 3/15/2027 (a)	$1,400,000	$1,328,259
Western Alliance Bank, 5.250% (TSFR3M + 5.120%), 6/1/2030 (b)	2,000,000	1,998,448
WSFS Cap Trust, 2.293%, 6/1/2035 (a)(e)(g)	4,000,000	3,500,000
Zais Group LLC, 7.000%, 11/15/2023 (a)	357,200	350,795

		146,912,041

Industrial – 0.06%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	1,700,000	1,528,538
Seaspan Corp., 5.500%, 8/1/2029 (a)	1,350,000	1,059,912
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/2028 (a)	800,000	658,825

		3,247,275

Technology – 0.01%
Seagate HDD Cayman, 3.375%, 7/15/2031	800,000	643,815

TOTAL CORPORATE OBLIGATIONS (Cost – $281,268,134)		$246,752,019

Investment Companies – 2.31%	Shares
Affiliated Mutual Funds – 2.31%
Angel Oak Core Impact Fund, Institutional Class	3,985,110	36,663,013
Angel Oak Financials Income Fund, Institutional Class	5,147,772	44,322,316
Angel Oak High Yield Opportunities Fund, Institutional Class	3,336,241	35,364,154

TOTAL INVESTMENT COMPANIES (Cost – $126,552,243)		$116,349,483

Preferred Stocks – 0.34%
Financial – 0.07%
Morgan Stanley, 4.000% (3 Month LIBOR USD + 0.700%) (b)	130,497	2,675,188
Raymond James Financial, Inc., 6.375% (3 Month LIBOR USD + 4.080%) (b)	40,000	1,018,056

		3,693,244

Real Estate Investment Trust – 0.27%
AGNC Investment Corp., 6.500% (3 Month LIBOR USD + 4.993%) (b)	129,224	2,923,047
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (b)	320,000	7,283,200
MFA Financial, Inc., 6.500% (3 Month LIBOR USD + 5.345%) (b)	168,900	3,317,196

		13,523,443

TOTAL PREFERRED STOCKS (Cost – $18,688,937)		$17,216,687

	Principal Amount
Residential Mortgage-Backed Securities – 72.06%
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 2.659% (1 Month LIBOR USD + 0.400%), 12/25/2035 (b)	$129,222	128,954
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 3.105%, 7/25/2035 (g)	361,816	333,337

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 3.190%, 2/25/2036 (g)	$6,228,188	$5,347,827
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.062%, 3/25/2036 (g)	1,551,004	1,213,192
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.785%, 3/25/2036 (g)	796,651	627,873
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 2.619% (1 Month LIBOR USD + 0.360%), 8/25/2036 (b)	1,493,349	839,700
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.482%, 3/25/2037 (g)	306,960	281,401
Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1, 3.969%, 3/25/2037 (g)	2,985,182	2,772,470
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 3.973%, 6/25/2037 (g)	1,823,530	1,660,669
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 3.973%, 6/25/2037 (g)	1,921,776	1,618,604
Agate Bay Mortgage Trust, Series 2015-4, Class B4, 3.528%, 6/25/2045 (a)(g)	2,018,000	1,874,314
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.750%, 6/25/2037 (o)	312,117	306,005
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 1.561%, 5/25/2046 (e)(g)(h)	16,489,986	528,587
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 2.449% (1 Month LIBOR USD + 0.190%), 5/25/2046 (b)(j)	20,589,084	16,933,945
American Home Mortgage Assets Trust, Series 2006-1, Class 1A2, 2.449% (1 Month LIBOR USD + 0.190%), 5/25/2046 (b)	1,615,025	1,424,990
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.603% (12 Month US Treasury Average + 0.960%), 9/25/2046 (b)	1,095,732	987,430
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 1.154%, 12/25/2046 (e)(g)(h)	64,497,098	1,372,692
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 1.343% (12 Month US Treasury Average + 0.700%), 2/25/2047 (b)(j)	49,567,140	21,636,304
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 1.476%, 6/25/2047 (e)(g)(h)	18,369,532	1,005,034
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.883%, 9/25/2035 (o)	4,200,196	3,132,019
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 4.697% (6 Month LIBOR USD + 1.750%), 12/25/2036 (b)	4,188,219	3,703,286
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (o)	6,308,287	2,692,024
American Home Mortgage Investment Trust, Series 2007-A, Class 13A1, 6.600%, 1/25/2037 (a)(o)	2,211,292	938,534
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 1.606% (1 Month LIBOR USD + 0.600%), 9/25/2045 (b)(j)	6,180,253	5,350,566
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 4.146% (1 Month LIBOR USD + 3.140%), 9/25/2045 (b)	454,528	395,713
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 2.719% (1 Month LIBOR USD + 0.460%), 3/25/2047 (b)	3,982,285	1,856,127
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 2.419% (1 Month LIBOR USD + 0.160%), 5/25/2047 (b)(j)	18,487,420	12,162,985
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 2.449% (1 Month LIBOR USD + 0.190%), 5/25/2047 (b)(j)	11,091,865	5,732,997
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.650%, 12/25/2056 (a)	2,000,000	1,812,566
Banc of America Funding Trust, Series 2009-R14, Class 2A, 11.924% (-2 x 1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(b)(p)	328,430	349,990
Banc of America Funding Trust, Series 2015-R8, Class 3A2, 3.304%, 8/28/2035 (a)(g)	1,856,489	1,613,265
Banc of America Funding Trust, Series 2007-8, Class 2A1, 7.000%, 10/25/2037	3,855,404	3,080,922
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	354,445	345,312
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (g)	3,578,468	1,870,594
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 6.359%, 10/25/2036 (o)	3,923,316	2,009,154
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 6.498%, 10/25/2036 (o)	10,529,848	5,210,632
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (f)	165,728	94,739

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 2.859% (1 Month LIBOR USD + 0.600%), 4/25/2037 (b)	$2,514,442	$1,713,846
Bank of America Funding Trust, Series 2005-F, Class 4A1, 2.801%, 9/20/2035 (g)	1,820,384	1,571,144
Bank of America Funding Trust, Series 2007-C, Class 4A2, 2.806%, 5/20/2036 (g)	742,040	682,320
Bank of America Funding Trust, Series 2006-H, Class 6A1, 2.506% (1 Month LIBOR USD + 0.380%), 10/20/2036 (b)	7,069,052	5,408,228
Bank of America Funding Trust, Series 2007-2, Class 1A16, 2.859% (1 Month LIBOR USD + 0.600%), 3/25/2037 (b)	2,501,029	1,672,928
Bank of America Funding Trust, Series 2014-R1, Class A2, 1.924% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(b)	4,637,132	3,929,264
Bank of America Funding Trust, Series 2007-A, Class 2A1, 2.446% (1 Month LIBOR USD + 0.320%), 2/20/2047 (b)	1,878,626	1,605,333
Bank of America Funding Trust, Series 2007-A, Class 2A5, 2.586% (1 Month LIBOR USD + 0.460%), 2/20/2047 (b)	1,155,733	978,256
Bank of America Funding Trust, Series 2007-B, Class A1, 2.546% (1 Month LIBOR USD + 0.420%), 4/20/2047 (b)	3,032,167	2,482,814
Bank of America Funding Trust, Series 2007-C, Class 7A4, 2.566% (1 Month LIBOR USD + 0.440%), 5/20/2047 (b)	2,291,782	2,081,183
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	909,872	839,574
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (f)	294,154	241,968
BCAP LLC Trust, Series 2012-RR1, Class 3A4, 5.500%, 10/26/2035 (a)(g)	1,607,761	1,381,949
BCAP LLC Trust, Series 2010-RR6, Class 1410, 3.685%, 12/27/2035 (a)(g)	5,095,245	4,149,328
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 2.075% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(g)	2,146,122	1,400,521
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 2.507%, 5/28/2036 (a)(g)	1,091,541	888,735
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 3.211%, 5/28/2036 (a)(g)	3,181,124	2,494,389
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 1.794%, 1/27/2037 (a)(g)	1,020,684	907,862
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 2.664%, 1/28/2037 (a)(g)	6,287,689	5,901,946
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 2.679% (1 Month LIBOR USD + 0.420%), 4/25/2037 (b)	1,102,535	978,806
BCAP LLC Trust, Series 2008-IND1, Class A1, 3.459% (1 Month LIBOR USD + 1.200%), 10/25/2047 (b)(j)	19,847,289	16,816,151
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 3.592%, 8/25/2035 (g)	1,869,311	1,664,461
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 3.441%, 7/25/2036 (g)	426,355	379,699
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 2.962%, 6/25/2034 (g)	507,632	502,423
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.208%, 7/25/2035 (g)	458,435	430,522
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 3.280%, 9/25/2035 (g)(j)	14,500,796	9,969,558
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 3.632%, 9/25/2035 (g)	2,868,209	2,634,040
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 3.259% (1 Month LIBOR USD + 1.000%), 8/25/2035 (b)	1,552,850	1,121,474
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 2.759% (1 Month LIBOR USD + 0.500%), 5/25/2037 (b)	23,649	21,882
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,249,937	1,580,664
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 2.679% (1 Month LIBOR USD + 0.420%), 7/25/2036 (b)	494,669	419,590
Bellemeade Re Ltd., Series 2018-3A, Class M2, 5.009% (1 Month LIBOR USD + 2.750%), 10/25/2028 (a)(b)	8,196,741	8,048,191

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Bellemeade Re Ltd., Series 2019-2A, Class M2, 5.359% (1 Month LIBOR USD + 3.100%), 4/25/2029 (a)(b)	$22,150,000	$21,551,551
Bellemeade Re Ltd., Series 2019-2A, Class B1, 6.359% (1 Month LIBOR USD + 4.100%), 4/25/2029 (a)(b)	9,180,000	8,671,621
Bellemeade Re Ltd., Series 2020-4A, Class B1, 7.259% (1 Month LIBOR USD + 5.000%), 6/25/2030 (a)(b)	2,500,000	2,449,418
Bellemeade Re Ltd., Series 2021-1A, Class M2, 6.364% (SOFR30A + 4.850%), 3/25/2031 (a)(b)	5,750,000	5,380,143
Bellemeade Re Ltd., Series 2021-2A, Class M2, 4.414% (SOFR30A + 2.900%), 6/25/2031 (a)(b)	13,250,000	11,846,865
Bellemeade Re Ltd., Series 2021-3A, Class M2, 4.664% (SOFR30A + 3.150%), 9/25/2031 (a)(b)	2,900,000	2,625,254
Bellemeade Re Ltd., Series 2022-1, Class M1C, 5.214% (SOFR30A + 3.700%), 1/26/2032 (a)(b)	2,500,000	2,423,030
Bellemeade Re Ltd., Series 2022-1, Class M2, 6.114% (SOFR30A + 4.600%), 1/26/2032 (a)(b)	3,750,000	3,502,163
BNC Mortgage Loan Trust, Series 2006-2, Class A5, 2.879% (1 Month LIBOR USD + 0.620%), 11/25/2036 (b)(j)	33,000,000	19,952,922
Boston Lending Trust, Series 2021-1, Class A, 2.000%, 7/25/2061 (a)(g)	4,176,673	3,822,595
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A2, 1.853%, 4/25/2060 (a)(c)(g)	3,107,232	2,965,691
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.595%, 2/25/2046 (a)(g)	3,000,000	2,669,349
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 2.864% (SOFR30A + 1.350%), 2/25/2050 (a)(b)	2,144,506	2,046,550
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 3.064% (SOFR30A + 1.550%), 2/25/2050 (a)(b)	2,542,865	2,420,520
Chase Mortgage Finance Corp., Series 2021-CL1, Class M4, 4.164% (SOFR30A + 2.650%), 2/25/2050 (a)(b)	2,630,594	2,500,043
Chase Mortgage Finance Corp., Series 2021-CL1, Class M5, 4.764% (SOFR30A + 3.250%), 2/25/2050 (a)(b)	1,052,108	999,240
Chase Mortgage Finance Corp., Series 2021-CL1, Class B, 8.014% (SOFR30A + 6.500%), 2/25/2050 (a)(b)	2,159,000	2,060,282
Chase Mortgage Finance Trust, Series 2006-A1, Class 2A2, 3.190%, 9/25/2036 (g)	1,001,116	914,191
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	767,656	425,648
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	2,063,572	1,347,055
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	1,441,991	1,179,215
ChaseFlex Trust, Series 2007-1, Class 2A10, 2.759% (1 Month LIBOR USD + 0.500%), 2/25/2037 (b)	2,312,639	792,178
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	1,605,010	959,316
ChaseFlex Trust, Series 2007-2, Class A1, 2.819% (1 Month LIBOR USD + 0.560%), 5/25/2037 (b)	2,977,185	2,617,104
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 2.509% (1 Month LIBOR USD + 0.250%), 8/27/2035 (a)(b)	1,541,455	1,369,840
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 2.839% (1 Month LIBOR USD + 0.580%), 10/25/2035 (a)(b)	2,608,760	2,422,239
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 2.409% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(b)	2,016,730	1,654,106
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 2.459% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	1,392,021	1,155,220

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 2.459% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	$2,249,097	$1,843,796
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 2.439% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(b)	2,876,823	2,360,954
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 2.489% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(b)	3,767,469	3,311,425
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.414%, 4/25/2037 (a)(e)(g)(h)	20,615,105	210,377
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 2.469% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(b)	349,941	308,049
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 2.409% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(b)	3,441,661	2,977,980
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 2.389% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(b)(j)	8,927,337	8,476,453
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 2.439% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(b)	4,514,241	3,609,213
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 2.389% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(b)	940,789	760,859
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 2.439% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(b)	3,911,249	3,117,668
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 2.389% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(b)(j)	7,820,207	6,715,791
CIM Trust, Series 2019-J1, Class B5, 3.947%, 8/25/2049 (a)(g)	613,000	508,215
CIM Trust, Series 2021-J1, Class B4, 2.659%, 3/25/2051 (a)(g)	1,367,851	920,315
CIM Trust, Series 2021-J1, Class B6, 2.659%, 3/25/2051 (a)(g)	1,416,978	471,522
CIM Trust, Series 2021-J1, Class B5, 2.659%, 3/25/2051 (a)(g)	810,000	413,332
CIM Trust, Series 2021-J2, Class B5, 2.673%, 4/25/2051 (a)(g)	718,000	372,839
CIM Trust, Series 2021-J2, Class B6, 2.673%, 4/25/2051 (a)(g)	1,438,139	438,430
CIM Trust, Series 2021-J2, Class B4, 2.673%, 4/25/2051 (a)(g)	1,623,496	1,104,130
CIM Trust, Series 2021-J3, Class B5, 2.619%, 6/25/2051 (a)(g)	481,000	215,150
CIM Trust, Series 2021-J3, Class B6, 2.619%, 6/25/2051 (a)(g)	800,773	223,285
CIM Trust, Series 2021-J3, Class B4, 2.619%, 6/25/2051 (a)(g)	1,281,000	742,687
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (f)	36,137	23,372
Citigroup Mortgage Loan Trust, Series 2005-12, Class 2A1, 3.059% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(b)	1,650,680	1,406,789
Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A2, 3.342%, 8/25/2035 (g)	322,727	314,910
Citigroup Mortgage Loan Trust, Series 2005-7, Class 2A2A, 2.936%, 11/25/2035 (g)	1,749,463	1,346,179
Citigroup Mortgage Loan Trust, Series 2006-4, Class 2A1A, 6.000%, 12/25/2035	450,159	447,964
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.579% (1 Month LIBOR USD + 0.320%), 1/25/2037 (b)	3,056,165	2,738,333
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 3.177%, 3/25/2037 (g)	2,955,006	2,479,495
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	1,368,859	1,176,561
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 2.909% (1 Month LIBOR USD + 0.650%), 9/25/2036 (b)	1,714,524	1,173,717
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A3, 6.000%, 9/25/2036	3,203,443	3,075,315
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (f)	76,176	39,473
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 2.909% (1 Month LIBOR USD + 0.650%), 12/25/2036 (b)	4,403,074	3,083,732
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (g)	2,291,677	2,078,711

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (f)	$124,196	$60,830
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 2.859% (1 Month LIBOR USD + 0.600%), 3/25/2037 (b)	2,534,887	1,846,130
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (f)	120,281	60,936
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 2.859% (1 Month LIBOR USD + 0.600%), 4/25/2037 (b)	1,589,124	1,201,567
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 2.759% (1 Month LIBOR USD + 0.500%), 5/25/2037 (b)	4,200,039	3,028,434
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 2.859% (1 Month LIBOR USD + 0.600%), 6/25/2037 (b)	1,785,486	1,352,638
COLT Funding LLC, Series 2021-3R, Class M1, 2.355%, 12/26/2064 (a)(g)	2,862,000	2,338,211
COLT Mortgage Loan Trust, Series 2020-2R, Class B1, 4.118%, 10/26/2065 (a)(g)	3,605,000	3,276,098
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 2.659% (1 Month LIBOR USD + 0.400%), 2/25/2035 (b)	621,624	485,606
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	389,792	372,724
CountryWide Alternative Loan Trust, Series 2005-14, Class 2X, 1.500%, 5/25/2035 (e)(g)(h)	19,515,828	433,115
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 1.098%, 6/25/2035 (e)(g)(h)	18,714,816	342,668
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 1.484%, 7/20/2035 (e)(g)(h)	9,376,446	138,762
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 1.953% (12 Month US Treasury Average + 1.310%), 7/20/2035 (b)	509,396	421,276
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 2.586% (1 Month LIBOR USD + 0.460%), 7/20/2035 (b)	4,095,807	3,522,931
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 2.559% (1 Month LIBOR USD + 0.300%), 7/25/2035 (b)(j)	4,622,005	3,278,268
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 1.241%, 8/25/2035 (e)(g)(h)	23,460,542	184,963
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.175%, 8/25/2035 (g)	595,129	510,422
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.265%, 8/25/2035 (g)	502,895	490,626
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	658,120	531,572
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.224%, 9/25/2035 (e)(g)(h)	48,294,725	603,539
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 1.401%, 9/25/2035 (e)(g)(h)	3,700,362	126,578
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 2.919% (1 Month LIBOR USD + 0.660%), 9/25/2035 (b)	323,326	221,487
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 1.088%, 10/25/2035 (e)(g)(h)	19,425,351	402,338
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 2.939% (1 Month LIBOR USD + 0.680%), 10/25/2035 (b)	1,158,713	670,526
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 1.042%, 11/20/2035 (e)(g)(h)	13,387,537	246,130
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 1.152%, 11/20/2035 (e)(g)(h)	18,186,420	365,347
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.697%, 11/20/2035 (e)(g)(h)	17,842,976	1,188,306
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 1.090%, 11/25/2035 (e)(g)(h)	23,528,322	404,452
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 2.659% (1 Month LIBOR USD + 0.400%), 11/25/2035 (b)	2,792,340	1,614,115
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 2.839% (1 Month LIBOR USD + 0.580%), 11/25/2035 (b)	41,355	39,159
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 2.779% (1 Month LIBOR USD + 0.520%), 12/25/2035 (b)	1,366,723	1,192,338
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	1,619,400	1,407,912
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	3,560,385	3,157,474
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	1,337,029	1,074,625

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CountryWide Alternative Loan Trust, Series 2005-85CB, Class 2A5, 3.359% (1 Month LIBOR USD + 1.100%), 2/25/2036 (b)	$1,420,233	$1,158,175
CountryWide Alternative Loan Trust, Series 2006-HY10, Class 1X, 0.476%, 5/25/2036 (e)(g)(h)	2,972,060	36,336
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 1.293%, 5/25/2036 (e)(g)(h)	17,148,927	342,293
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 2.859% (1 Month LIBOR USD + 0.600%), 8/25/2036 (b)	3,984,745	1,791,434
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (b)	688,126	430,851
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 2.559% (1 Month LIBOR USD + 0.300%), 10/25/2036 (b)	1,619,462	737,461
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	664,773	570,666
CountryWide Alternative Loan Trust, Series 2006-36T2, Class 1A4, 5.750%, 12/25/2036	6,627,069	4,183,092
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	557,688	468,066
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	2,793,765	1,737,414
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 1.222%, 3/20/2046 (e)(g)(h)	12,152,048	252,179
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 1.359%, 8/25/2046 (e)(h)(o)	23,982,827	303,479
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.814%, 8/25/2046 (e)(g)(h)	22,929,922	211,345
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 1.865%, 8/25/2046 (e)(g)(h)	13,751,970	95,425
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 2.759% (1 Month LIBOR USD + 0.500%), 8/25/2047 (b)	3,249,207	1,410,913
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 1.527%, 12/20/2035 (a)(g)(h)	43,435,475	2,986,536
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(g)(h)	12,309,687	342,825
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-20, Class X, 0.974%, 10/25/2034 (e)(g)(h)	6,498,387	264,491
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.834%, 2/25/2035 (e)(g)(h)	3,479,749	39,568
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 0.855%, 2/25/2035 (e)(g)(h)	14,840,184	170,974
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 2.999% (1 Month LIBOR USD + 0.740%), 2/25/2035 (b)	1,435,668	1,197,670
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.859%, 3/25/2035 (e)(g)(h)	1,005,467	28,708
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.059%, 3/25/2035 (e)(g)(h)	3,388,055	101,770
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.122%, 3/25/2035 (e)(g)(h)	8,844,707	179,141
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.702%, 3/25/2035 (g)	3,702,128	3,119,247
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 2.899% (1 Month LIBOR USD + 0.640%), 3/25/2035 (b)	706,398	587,766
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 0.771%, 4/25/2035 (e)(g)(h)	5,579,342	98,648

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 3A1, 2.784%, 3/20/2036 (g)	$5,006,870	$4,753,718
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	1,268,041	1,116,017
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.154%, 7/25/2036 (e)(g)(h)	16,669,017	87,529
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,361,019	1,016,694
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	717,368	564,106
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 2.909% (1 Month LIBOR USD + 0.650%), 7/25/2037 (b)	4,529,107	1,036,726
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037	1,950,438	1,196,531
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.875%, 1/25/2038	2,797,322	2,159,152
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 2A1, 5.250%, 8/25/2035 (j)	8,053,562	5,805,612
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	2,279,036	1,836,075
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 3.217%, 7/27/2035 (a)(g)	6,834,800	5,783,355
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.273% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(b)	391,142	371,130
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B1, 3.251%, 3/25/2056 (a)(g)	3,031,450	2,706,100
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B2, 4.255%, 3/25/2056 (a)(g)	1,539,950	1,370,050
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AIOS, 0.040%, 7/25/2056 (a)(g)(h)	124,142,559	234,754
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AX4, 0.400%, 7/25/2056 (a)(g)(h)	8,436,659	133,746
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B4, 3.085%, 7/25/2056 (a)(g)	2,448,838	1,966,400
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B3, 3.085%, 7/25/2056 (a)(g)	4,382,911	3,765,004
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B6, 3.085%, 7/25/2056 (a)(g)	1,323,281	425,038
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B1, 3.085%, 7/25/2056 (a)(g)	5,801,293	5,406,578
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B5, 3.085%, 7/25/2056 (a)(g)	1,675,764	1,072,374
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B2, 3.085%, 7/25/2056 (a)(g)	5,413,368	4,691,094
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AIOS, 0.040%, 11/25/2056 (a)(e)(g)(h)	360,358,473	676,393
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AX1, 0.135%, 11/25/2056 (a)(g)(h)	324,890,896	1,808,343
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AX4, 0.150%, 11/25/2056 (a)(g)(h)	20,920,231	143,157
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A15X, 0.500%, 11/25/2056 (a)(g)(h)	13,658,767	311,912
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A3X, 0.500%, 11/25/2056 (a)(g)(h)	186,982,682	4,269,937
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A5A, 2.500%, 11/25/2056 (a)(c)(g)	19,210,526	17,798,975
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A11X, 3.224% (SOFR30A + 4.100%), 11/25/2056 (a)(b)(h)	22,797,800	1,879,473
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B2, 3.285%, 11/25/2056 (a)(c)(g)	8,130,561	7,008,268
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B5, 3.285%, 11/25/2056 (a)(g)	2,903,757	2,099,187
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B6, 3.285%, 11/25/2056 (a)(g)	2,364,325	823,291
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B4, 3.285%, 11/25/2056 (a)(g)	4,452,250	3,610,285
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B3, 3.285%, 11/25/2056 (a)(g)	7,937,310	6,773,073
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B1, 3.285%, 11/25/2056 (a)(c)(g)	9,679,373	8,960,505
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class B5, 4.328%, 8/25/2057 (a)(g)	10,254,900	9,531,037

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class XS, 1.594%, 1/25/2060 (a)(g)(h)	$210,246,520	$9,159,390
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B3, 3.959%, 1/25/2060 (a)(g)	7,204,424	6,184,695
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B4, 3.959%, 1/25/2060 (a)(g)	7,205,554	5,509,143
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(g)	1,916,818	1,731,456
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A1, 2.959% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	1,756,940	927,981
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,148,409	871,415
CSMC Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(g)	3,076,847	2,865,397
CSMCM Trust, Series 2018-RPL3, Class CERT, 2.741%, 7/25/2050 (a)(e)(g)	10,928,934	10,201,799
CSMCM Trust, Series 2018-RPL1, Class CERT, 2.744%, 7/25/2057 (a)(e)(g)	13,316,288	13,027,977
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1, 1.931%, 11/25/2066 (a)(g)	1,746,366	1,589,640
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 2.569% (1 Month LIBOR USD + 0.310%), 8/25/2035 (b)	2,331,841	1,850,313
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	3,813,105	3,147,932
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	248,959	198,982
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	407,358	392,472
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.876%, 2/25/2036 (g)	415,125	353,356
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 2.499% (1 Month LIBOR USD + 0.240%), 8/25/2036 (b)(j)	2,750,695	2,515,874
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 2.519% (1 Month LIBOR USD + 0.260%), 10/25/2036 (b)	7,568,822	2,861,499
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 2.739% (1 Month LIBOR USD + 0.480%), 3/25/2037 (b)	76,432,950	6,613,972
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (f)	481,691	300,768
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 2.959% (1 Month LIBOR USD + 0.700%), 6/25/2037 (b)(j)	19,226,977	16,207,245
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 2.499% (1 Month LIBOR USD + 0.240%), 1/25/2047 (b)(j)	8,336,156	8,074,076
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.619% (1 Month LIBOR USD + 0.360%), 1/25/2047 (b)	1,089,115	863,161
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2, Class A1, 1.413% (12 Month US Treasury Average + 0.770%), 4/25/2047 (b)	692,634	654,969
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 2.044% (1 Month LIBOR USD + 0.210%), 8/25/2047 (b)(j)	16,195,911	14,841,544
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 2.459% (1 Month LIBOR USD + 0.400%), 8/25/2047 (b)(j)	6,995,366	6,192,976
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 2.459% (1 Month LIBOR USD + 0.200%), 8/25/2047 (b)	1,435,134	1,279,963
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2B, 5.600%, 2/25/2036 (g)	3,897,194	3,843,822
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (g)	3,883,146	3,766,431
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (g)	3,143,915	2,977,121

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (g)	$378,857	$361,566
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (g)	1,685,630	1,605,738
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (g)	531,878	522,734
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 6.593%, 6/25/2036 (o)	368,844	340,287
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (g)(j)	2,031,626	1,785,925
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.800%, 7/25/2036 (o)	197,058	178,137
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Classs A1C, 6.000%, 10/25/2036 (g)	5,003,903	4,749,350
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.500%, 10/25/2036 (j)(o)	6,732,439	6,336,006
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2007-WM1, Class A1, 3.478%, 6/27/2037 (a)(g)(j)	12,381,105	11,462,464
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 2.986%, 8/25/2037 (a)(g)(j)	8,126,990	7,880,596
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	502,253
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 2.320% (1 Month LIBOR USD + 0.200%), 10/19/2036 (b)(j)	20,150,830	17,124,115
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 2.260% (1 Month LIBOR USD + 0.140%), 3/19/2037 (b)(j)	35,712,175	30,785,038
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 0.984%, 9/19/2044 (e)(g)(h)	14,795,642	184,206
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 2.940% (1 Month LIBOR USD + 0.820%), 9/19/2044 (b)	683,447	609,566
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044 (l)	1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 1.042%, 11/19/2044 (e)(g)(h)	14,043,249	170,934
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 0.920%, 1/19/2045 (e)(g)(h)	11,867,574	79,169
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 1A1A, 2.840% (1 Month LIBOR USD + 0.720%), 1/19/2045 (b)(j)	8,004,752	6,783,963
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (l)	1,000,000	10,000
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 1.228%, 3/19/2045 (e)(g)(h)	23,046,319	275,772
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 2.660% (1 Month LIBOR USD + 0.540%), 3/19/2045 (b)(j)	19,450,757	17,467,285
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 2.540% (1 Month LIBOR USD + 0.420%), 6/19/2045 (b)	2,946,786	2,582,764
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 2.560% (1 Month LIBOR USD + 0.440%), 6/19/2045 (b)	1,525,351	1,401,753
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 2.640% (1 Month LIBOR USD + 0.520%), 8/19/2045 (b)	1,195,239	1,084,051
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 2.640% (1 Month LIBOR USD + 0.520%), 8/19/2045 (b)	156,967	126,939
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 1.563% (12 Month US Treasury Average + 0.920%), 3/19/2046 (b)(j)	9,236,389	7,771,978
Eagle RE Ltd., Series 2018-1, Class M2, 5.259% (1 Month LIBOR USD + 3.000%), 11/27/2028 (a)(b)	10,717,000	10,640,159

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Eagle RE Ltd., Series 2019-1, Class M2, 5.559% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(b)	$20,903,000	$20,615,876
Eagle RE Ltd., Series 2019-1, Class B1, 6.759% (1 Month LIBOR USD + 4.500%), 4/25/2029 (a)(b)	7,909,125	7,760,054
Eagle RE Ltd., Series 2020-1, Class M1C, 4.059% (1 Month LIBOR USD + 1.800%), 1/25/2030 (a)(b)	3,500,000	3,338,573
Eagle RE Ltd., Series 2020-1, Class M2, 4.259% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(b)	23,461,850	21,968,972
Eagle RE Ltd., Series 2020-1, Class B1, 5.109% (1 Month LIBOR USD + 2.850%), 1/25/2030 (a)(b)	2,000,000	1,860,926
Eagle RE Ltd., Series 2021-1, Class M2, 5.964% (SOFR30A + 4.450%), 10/25/2033 (a)(b)	8,000,000	7,530,424
Eagle RE Ltd., Series 2021-2, Class M2, 5.764% (SOFR30A + 4.250%), 4/25/2034 (a)(b)	3,000,000	2,841,354
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.817%, 11/25/2035 (g)	963,223	825,054
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	6,323	5,377
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 2.759% (1 Month LIBOR USD + 0.500%), 4/25/2036 (b)	3,706,156	1,721,409
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	219,422	148,033
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.699%, 5/25/2036 (g)	422,972	367,465
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 2.925%, 9/25/2035 (g)	41,946	35,540
Flagstar Mortgage Trust, Series 2021-9INV, Class AX1, 0.501%, 10/25/2041 (a)(g)(h)	260,093,487	3,728,180
Flagstar Mortgage Trust, Series 2021-9INV, Class B6C, 2.839%, 10/25/2041 (a)(g)	1,827,125	757,084
Flagstar Mortgage Trust, Series 2021-9INV, Class B4, 3.001%, 10/25/2041 (a)(g)	576,959	495,040
Flagstar Mortgage Trust, Series 2021-9INV, Class B5, 3.001%, 10/25/2041 (a)(g)	1,442,846	909,915
Flagstar Mortgage Trust, Series 2017-2, Class B5, 4.047%, 10/25/2047 (a)(g)	1,153,000	1,020,967
Flagstar Mortgage Trust, Series 2018-2, Class B5, 4.012%, 4/25/2048 (a)(g)	2,880,517	2,634,685
Flagstar Mortgage Trust, Series 2018-6RR, Class B5, 4.917%, 10/25/2048 (a)(g)	2,478,000	2,327,303
Flagstar Mortgage Trust, Series 2021-1, Class B6C, 3.005%, 2/27/2051 (a)(g)	2,932,342	973,652
Flagstar Mortgage Trust, Series 2021-1, Class B5, 3.130%, 2/27/2051 (a)(g)	1,222,000	789,573
Flagstar Mortgage Trust, Series 2021-1, Class B4, 3.130%, 2/27/2051 (a)(g)	2,825,675	2,338,184
Flagstar Mortgage Trust, Series 2021-2, Class B6C, 2.613%, 4/25/2051 (a)(g)	1,792,016	535,363
Flagstar Mortgage Trust, Series 2021-2, Class B5, 2.787%, 4/25/2051 (a)(g)	1,343,000	655,799
Flagstar Mortgage Trust, Series 2021-2, Class B4, 2.787%, 4/25/2051 (a)(g)	1,340,188	812,205
Flagstar Mortgage Trust, Series 2021-4, Class B6C, 2.434%, 6/25/2051 (a)(g)	3,378,231	1,018,557
Flagstar Mortgage Trust, Series 2021-4, Class B5, 2.711%, 6/25/2051 (a)(g)	1,461,198	990,185
Flagstar Mortgage Trust, Series 2021-4, Class B4, 2.711%, 6/25/2051 (a)(g)	1,704,569	1,332,022
Flagstar Mortgage Trust, Series 2021-6INV, Class B6C, 3.391%, 8/25/2051 (a)(g)	10,688,517	5,408,037
Flagstar Mortgage Trust, Series 2021-6INV, Class B1, 3.500%, 8/25/2051 (a)(g)	5,863,850	5,465,413
Flagstar Mortgage Trust, Series 2021-6INV, Class B2, 3.500%, 8/25/2051 (a)(c)(g)	13,790,717	12,299,140
Flagstar Mortgage Trust, Series 2021-6INV, Class B4, 3.500%, 8/25/2051 (a)(g)	8,618,266	7,145,111
Flagstar Mortgage Trust, Series 2021-6INV, Class B5, 3.500%, 8/25/2051 (a)(g)	3,102,911	2,351,824
Flagstar Mortgage Trust, Series 2021-6INV, Class B3, 3.500%, 8/25/2051 (a)(c)(g)	12,066,877	10,449,360
Flagstar Mortgage Trust, Series 2021-10IN, Class B6C, 3.375%, 10/25/2051 (a)(g)	14,040,430	7,930,934
Flagstar Mortgage Trust, Series 2021-10IN, Class B5, 3.520%, 10/25/2051 (a)(g)	1,248,135	888,569
Flagstar Mortgage Trust, Series 2021-10IN, Class B4, 3.520%, 10/25/2051 (a)(g)	9,048,278	7,404,595

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.124%, 9/19/2035 (g)	$42,414	$37,561
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1, 2.902%, 4/19/2036 (g)	730,186	646,226
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class X1, 1.363%, 6/25/2045 (e)(g)(h)	16,966,554	357,672
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class X1, 1.583%, 8/25/2045 (e)(g)(h)	23,177,825	1,364,896
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4X, 1.000%, 4/25/2036 (e)(h)	23,678,253	533,211
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 2.619% (1 Month LIBOR USD + 0.180%), 1/26/2037 (b)	8,830,574	7,735,141
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 2.699% (1 Month LIBOR USD + 0.440%), 6/25/2037 (b)	2,717,781	2,370,900
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class X4, 1.507%, 10/25/2045 (e)(g)(h)	12,867,107	274,648
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 2.879% (1 Month LIBOR USD + 0.620%), 10/25/2045 (b)	1,488,577	1,196,132
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX1, 0.030%, 1/25/2043 (a)(e)(g)(h)	363,589,158	475,938
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B4, 2.780%, 3/25/2044 (a)(g)	1,827,133	1,468,418
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B5, 2.780%, 4/25/2045 (a)(g)	1,567,214	1,096,196
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B4, 4.081%, 8/25/2049 (a)(g)	1,500,000	1,405,880
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B5, 4.081%, 8/25/2049 (a)(g)	577,000	536,011
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class AIOS, 0.220%, 3/25/2050 (a)(g)(h)	37,294,052	132,207
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B6, 3.986%, 3/25/2050 (a)(g)	1,834,800	1,404,191
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B4, 3.278%, 3/25/2051 (a)(g)	2,187,086	1,908,263
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B5, 3.278%, 3/25/2051 (a)(g)	1,788,909	1,412,553
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.780%, 5/25/2051 (a)(g)	1,709,317	814,519
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B5, 2.760%, 6/25/2051 (a)(g)	1,039,000	565,813
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B4, 2.760%, 6/25/2051 (a)(g)	2,401,301	1,746,644
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B6, 2.760%, 6/25/2051 (a)(g)	2,079,428	704,749
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B5, 2.651%, 8/25/2051 (a)(g)	1,281,497	749,966
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B4, 2.651%, 8/25/2051 (a)(g)	1,281,497	998,553
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B6, 2.651%, 8/25/2051 (a)(g)	2,208,829	656,740
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class AX1, 0.019%, 9/25/2051 (a)(g)(h)	516,809,624	312,670
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B6, 2.619%, 9/25/2051 (a)(g)	2,482,669	741,067

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B4, 2.619%, 9/25/2051 (a)(g)	$2,711,658	$1,736,918
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B2, 2.619%, 9/25/2051 (a)(g)	8,071,035	7,067,805
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B1, 2.619%, 9/25/2051 (a)(g)	5,122,990	4,757,690
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B5, 2.619%, 9/25/2051 (a)(g)	1,244,000	594,872
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B6, 2.588%, 10/25/2051 (a)(g)	2,987,778	891,598
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B4, 2.588%, 10/25/2051 (a)(g)	3,769,496	2,681,280
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B5, 2.588%, 10/25/2051 (a)(g)	1,194,000	577,280
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class AX1, 0.024%, 11/25/2051 (a)(e)(g)(h)	882,561,813	1,167,629
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B5, 2.680%, 11/25/2051 (a)(g)	1,038,000	481,668
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B4, 2.680%, 11/25/2051 (a)(g)	5,555,458	4,371,123
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B6, 2.680%, 11/25/2051 (a)(g)	4,670,429	1,382,900
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B3, 3.038%, 12/25/2051 (a)(g)	4,234,534	3,559,714
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B2, 3.038%, 12/25/2051 (a)(g)	4,082,846	3,469,378
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B1, 3.038%, 12/25/2051 (a)(g)	4,082,846	3,766,491
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B6, 3.046%, 12/25/2051 (a)(g)	2,472,259	794,720
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B5, 3.046%, 12/25/2051 (a)(g)	1,815,359	1,297,414
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B4, 3.046%, 12/25/2051 (a)(g)	3,024,946	2,450,255
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B2, 2.723%, 1/25/2052 (a)(c)(g)	13,160,321	10,976,839
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B1, 2.723%, 1/25/2052 (a)(g)	8,622,145	7,737,797
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B5, 2.723%, 1/25/2052 (a)(g)	1,814,880	1,147,362
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B6, 2.723%, 1/25/2052 (a)(g)	3,252,733	1,030,768
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B4, 2.723%, 1/25/2052 (a)(g)	7,714,705	5,867,064
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B6, 2.772%, 1/25/2052 (a)(g)	3,091,101	926,663
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B5, 2.772%, 1/25/2052 (a)(g)	1,237,000	584,210

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B4, 2.772%, 1/25/2052 (a)(g)	$3,928,962	$2,835,068
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B5, 3.220%, 1/25/2052 (a)(g)	1,499,954	1,201,716
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B2, 3.220%, 1/25/2052 (a)(c)(g)	11,061,049	9,527,446
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B4, 3.220%, 1/25/2052 (a)(g)	3,749,391	3,032,459
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B3, 3.220%, 1/25/2052 (a)(g)	3,749,391	3,190,567
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B1, 3.220%, 1/25/2052 (a)(g)	4,686,001	4,367,245
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B6, 3.220%, 1/25/2052 (a)(g)	4,312,367	1,842,368
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B4, 2.936%, 2/25/2052 (a)(g)	3,424,380	2,722,122
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B5, 2.936%, 2/25/2052 (a)(g)	1,284,510	889,305
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B6, 2.936%, 2/25/2052 (a)(g)	5,679,016	1,798,368
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ10, Class A8, 2.500%, 3/25/2052 (a)(g)	4,518,589	4,227,402
GS Mortgage-Backed Securities Corp. Trust, Series 2020-RPL1, Class B1, 3.822%, 7/25/2059 (a)(g)	6,323,000	5,780,227
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B4, 2.731%, 7/25/2051 (a)(g)	1,236,139	921,438
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B3, 2.731%, 7/25/2051 (a)(g)	4,119,821	3,527,390
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B6, 2.731%, 7/25/2051 (a)(g)	2,352,235	786,545
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B1, 2.731%, 7/25/2051 (a)(g)	6,179,731	5,903,719
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B5, 2.731%, 7/25/2051 (a)(g)	1,069,000	558,868
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B2, 2.731%, 7/25/2051 (a)(g)	5,562,143	4,975,615
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class A2, 2.500%, 4/25/2052 (a)(g)	1,390,938	1,223,054
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B3, 2.733%, 4/25/2052 (a)(g)	2,664,504	2,169,655
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B2, 2.733%, 4/25/2052 (a)(g)	4,829,659	3,985,372
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B5, 2.733%, 4/25/2052 (a)(g)	849,000	413,036
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B1, 2.733%, 4/25/2052 (a)(g)	4,828,678	4,337,838
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B4, 2.733%, 4/25/2052 (a)(g)	1,523,773	933,429
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B6, 2.733%, 4/25/2052 (a)(g)	2,037,580	594,761
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B4, 2.865%, 4/25/2052 (a)(g)	1,300,000	881,483
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B5, 2.865%, 4/25/2052 (a)(g)	1,606,000	857,098
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B6, 2.865%, 4/25/2052 (a)(g)	2,941,826	954,137
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AX4, 0.125%, 6/25/2052 (a)(g)(h)	27,828,251	157,758
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AX1, 0.129%, 6/25/2052 (a)(g)(h)	275,091,875	1,647,800
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AIOS, 0.220%, 6/25/2052 (a)(g)(h)	212,129,537	2,359,941
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A14, 3.000%, 6/25/2052 (a)(c)(g)	59,557,500	53,523,730

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A4, 3.000%, 6/25/2052 (a)(c)(g)	$27,828,251	$25,850,079
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B2, 3.204%, 6/25/2052 (a)(g)	10,746,379	9,413,141
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B5, 3.204%, 6/25/2052 (a)(g)	1,220,774	956,690
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B3, 3.204%, 6/25/2052 (a)(g)	4,395,976	3,865,905
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B6, 3.204%, 6/25/2052 (a)(g)	5,618,777	2,674,128
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B4, 3.204%, 6/25/2052 (a)(g)	3,906,874	3,432,982
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B1, 3.204%, 6/25/2052 (a)(g)	6,592,974	6,105,476
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A15X, 3.224%, 6/25/2052 (a)(g)(h)	15,453,977	1,122,623
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B2, 3.254%, 6/25/2052 (a)(g)	4,883,910	4,086,939
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B1, 3.254%, 6/25/2052 (a)(c)(g)	12,444,846	10,987,119
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B6, 3.254%, 6/25/2052 (a)(g)	5,668,012	2,575,312
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B4, 3.254%, 6/25/2052 (a)(g)	5,040,624	3,956,285
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B5, 3.254%, 6/25/2052 (a)(g)	787,535	577,014
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B3, 3.254%, 6/25/2052 (a)(g)	5,829,151	4,652,805
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 2.759% (1 Month LIBOR USD + 0.500%), 12/25/2035 (b)	1,486,716	948,497
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 2.959% (1 Month LIBOR USD + 0.700%), 12/25/2035 (b)	2,877,489	2,532,380
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 2.759% (1 Month LIBOR USD + 0.500%), 1/25/2036 (b)	1,887,848	1,035,338
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (g)	9,347,708	3,005,316
GSAA Home Equity Trust, Series 2006-16, Class A2, 2.599% (1 Month LIBOR USD + 0.340%), 10/27/2036 (b)	1,478,604	683,147
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (g)	6,476,141	2,468,705
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 2.619% (1 Month LIBOR USD + 0.360%), 1/25/2037 (b)	10,615,439	4,888,070
GSAA Home Equity Trust, Series 2006-20, Class A4A, 2.719% (1 Month LIBOR USD + 0.460%), 1/25/2037 (b)	2,513,016	1,531,618
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 2.599% (1 Month LIBOR USD + 0.340%), 2/25/2037 (b)	1,850,844	851,849
GSAA Home Equity Trust, Series 2007-2, Class AV1, 2.339% (1 Month LIBOR USD + 0.080%), 3/25/2037 (b)	3,440,946	816,241
GSAA Home Equity Trust, Series 2007-3, Class 1A1A, 2.399% (1 Month LIBOR USD + 0.140%), 3/25/2037 (b)	5,724,589	3,705,469
GSAA Home Equity Trust, Series 2007-4, Class A2, 2.659% (1 Month LIBOR USD + 0.400%), 3/25/2037 (b)	1,249,603	443,958
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 6.483%, 3/25/2037 (o)	2,136,319	991,288
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 2.499% (1 Month LIBOR USD + 0.240%), 5/25/2037 (b)	2,380,234	2,177,031
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (o)	4,750,495	2,893,018
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,368,513	1,390,381
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 1.895% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	3,743,362	3,519,389
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 1.895% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,821,108

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 1.895% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	$5,709,149	$4,369,417
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 1.895% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	5,113,449
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 2.423%, 5/25/2035 (g)	635,925	612,397
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.824%, 5/25/2035 (g)	1,122,645	1,054,911
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 2.589% (1 Month LIBOR USD + 0.330%), 7/25/2035 (b)	1,915,882	1,584,167
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 2.759% (1 Month LIBOR USD + 0.500%), 7/25/2035 (b)	574,653	499,904
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.316%, 10/25/2035 (g)	888,125	677,696
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	943,818	764,630
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	296,835	230,566
GSR Mortgage Loan Trust, Series 2006-6F, Class 3A1, 6.500%, 7/25/2036	6,628,792	4,814,545
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.735%, 3/25/2037 (g)	5,407,279	4,199,098
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	298,746	230,371
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	6,492,285	5,437,905
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 2.559% (1 Month LIBOR USD + 0.300%), 4/25/2037 (b)	4,631,142	1,586,064
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (e)(g)(h)	1,677,100	11,649
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 2.900% (1 Month LIBOR USD + 0.780%), 12/19/2034 (b)	2,429,549	2,009,358
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 1.070%, 1/19/2035 (e)(g)(h)	7,260,822	78,010
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.530%, 3/19/2035 (e)(g)(h)	6,135,312	232,755
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 1.182%, 6/19/2035 (e)(g)(h)	47,968,777	864,973
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 3.231%, 7/19/2035 (g)	871,532	728,355
HarborView Mortgage Loan Trust, Series 2005-8, Class 2XA1, 1.100%, 9/19/2035 (e)(g)(h)	23,182,781	95,073
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 2.143% (12 Month US Treasury Average + 1.500%), 9/19/2035 (b)	1,245,408	1,114,531
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 0.478%, 10/19/2035 (e)(g)(h)	8,769,105	56,192
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 0.079%, 11/19/2035 (e)(g)(h)	32,929,766	14,687
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.776%, 2/19/2036 (e)(g)(h)	15,649,121	165,755
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 2.300% (1 Month LIBOR USD + 0.180%), 11/19/2036 (b)(j)	17,186,832	15,411,913
HarborView Mortgage Loan Trust, Series 2006-9, Class 2A1A, 2.540% (1 Month LIBOR USD + 0.420%), 11/19/2036 (b)	696,496	596,061
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 1.493% (12 Month US Treasury Average + 0.850%), 12/19/2036 (b)	5,198,074	4,639,635
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 2.420% (1 Month LIBOR USD + 0.300%), 2/19/2037 (b)(j)	16,403,847	13,751,919
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 2.380% (1 Month LIBOR USD + 0.260%), 3/19/2037 (b)	22,779,675	20,069,372
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 2.419% (1 Month LIBOR USD + 0.320%), 4/25/2037 (b)(j)	12,163,841	10,072,244
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 2.520% (1 Month LIBOR USD + 0.200%), 5/19/2037 (b)(j)	18,298,025	16,438,013
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 2.310% (1 Month LIBOR USD + 0.190%), 8/19/2037 (b)	1,691,846	1,589,965

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 2.320% (1 Month LIBOR USD + 0.200%), 8/19/2037 (b)(j)	$17,344,875	$15,249,961
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 3.259% (1 Month LIBOR USD + 1.000%), 10/25/2037 (b)(j)	14,930,256	13,095,044
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 1.249%, 8/19/2045 (e)(g)(h)	9,344,844	47,248
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 2.643% (12 Month US Treasury Average + 2.000%), 10/20/2045 (b)	3,040,492	2,740,973
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 2.666% (1 Month LIBOR USD + 0.540%), 10/20/2045 (b)	3,329,978	2,913,974
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A, 2.500% (1 Month LIBOR USD + 0.380%), 5/19/2046 (b)	4,988,068	2,809,340
HarborView Mortgage Loan Trust, Series 2006-13, Class A, 2.300% (1 Month LIBOR USD + 0.180%), 11/19/2046 (b)	5,092,119	3,522,545
Home RE Ltd., Series 2019-1, Class M2, 5.509% (1 Month LIBOR USD + 3.250%), 5/25/2029 (a)(b)	20,083,000	19,851,323
Home RE Ltd., Series 2020-1, Class M2, 5.358% (1 Month LIBOR USD + 5.250%), 10/25/2030 (a)(b)	1,750,000	1,682,058
Home RE Ltd., Series 2021-1, Class M1C, 4.559% (1 Month LIBOR USD + 2.300%), 7/25/2033 (a)(b)	9,182,587	8,853,905
Home RE Ltd., Series 2021-1, Class M2, 5.109% (1 Month LIBOR USD + 2.850%), 7/25/2033 (a)(b)	1,197,000	1,102,292
Home RE Ltd., Series 2021-1, Class B1, 5.909% (1 Month LIBOR USD + 3.650%), 7/25/2033 (a)(b)	3,333,042	3,000,184
Home RE Ltd., Series 2021-2, Class M2, 4.764% (SOFR30A + 3.250%), 1/25/2034 (a)(b)	11,250,000	10,152,585
Home RE Ltd., Series 2022-1, Class M1C, 7.014% (SOFR30A + 5.500%), 10/25/2034 (a)(b)	3,000,000	2,883,324
Home RE Ltd., Series 2022-1, Class M2, 8.264% (SOFR30A + 6.750%), 10/25/2034 (a)(b)	500,000	486,932
Home RE Ltd., Series 2022-1, Class B1, 10.514% (SOFR30A + 9.000%), 10/25/2034 (a)(b)	500,000	490,993
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 2.759% (1 Month LIBOR USD + 0.500%), 3/25/2035 (b)	4,288,126	3,537,841
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 2.879% (1 Month LIBOR USD + 0.620%), 3/25/2035 (b)	681,846	555,621
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 2.779% (1 Month LIBOR USD + 0.520%), 1/25/2036 (b)	1,787,598	1,642,888
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 2.672%, 4/25/2037 (g)	4,259,651	4,044,041
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 2.939%, 1/25/2037 (g)	427,603	340,342
IMPAC CMB Trust, Series 2005-6, Class 1A2, 2.539% (1 Month LIBOR USD + 0.280%), 10/25/2035 (b)	1,769,434	1,607,745
IMPAC CMB Trust, Series 2005-6, Class 1A1, 2.759% (1 Month LIBOR USD + 0.500%), 10/25/2035 (b)(j)	17,695,188	16,181,311
IMPAC CMB Trust, Series 2005-7, Class A2, 2.539% (1 Month LIBOR USD + 0.280%), 11/25/2035 (b)	1,474,558	1,255,784
IMPAC CMB Trust, Series 2005-7, Class A1, 2.779% (1 Month LIBOR USD + 0.520%), 11/25/2035 (b)(j)	13,240,928	12,039,088
IMPAC CMB Trust, Series 2005-8, Class 1M1, 2.889% (1 Month LIBOR USD + 0.630%), 2/25/2036 (b)	1,580,877	1,398,674
IMPAC Secured Assets Trust, Series 2005-2, Class A2D, 3.119% (1 Month LIBOR USD + 0.860%), 3/25/2036 (b)	578,032	493,612
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 2.599% (1 Month LIBOR USD + 0.340%), 8/25/2036 (b)	4,959,693	4,320,225

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 2.819% (1 Month LIBOR USD + 0.560%), 8/25/2036 (b)(j)	$4,296,726	$3,022,283
IMPAC Secured Assets Trust, Series 2006-3, Class A7, 2.799% (1 Month LIBOR USD + 0.540%), 11/25/2036 (b)(j)	21,362,044	15,810,028
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 2.639% (1 Month LIBOR USD + 0.380%), 1/25/2037 (b)	6,808,807	5,824,437
IMPAC Secured Assets Trust, Series 2006-4, Class A2C, 2.779% (1 Month LIBOR USD + 0.520%), 1/25/2037 (b)(j)	20,435,222	17,851,372
IMPAC Secured Assets Trust, Series 2007-1, Class A3, 2.739% (1 Month LIBOR USD + 0.480%), 3/25/2037 (b)	8,195,609	6,387,059
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 2.639% (1 Month LIBOR USD + 0.380%), 5/25/2037 (b)(j)	12,954,144	10,266,820
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 2.815%, 6/25/2034 (e)(g)(h)	7,385,558	7,039,781
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class AX2, 0.543%, 12/25/2034 (e)(g)(h)	2,343,216	3,594
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 0.904%, 2/25/2035 (e)(g)(h)	11,574,725	9,156
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 0.733%, 3/25/2035 (e)(g)(h)	13,922,760	253,478
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.739% (1 Month LIBOR USD + 0.480%), 4/25/2035 (b)	2,185,793	1,931,664
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 0.924%, 5/25/2035 (e)(g)(h)	18,576,926	171,112
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 2.599%, 5/25/2035 (g)	1,015,676	924,293
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 2.719% (1 Month LIBOR USD + 0.460%), 5/25/2035 (b)	2,346,733	2,142,802
IndyMac Index Mortgage Loan Trust, Series 2005-AR10, Class AX, 0.897%, 6/25/2035 (e)(g)(h)	30,149,772	234,867
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 3.280%, 6/25/2035 (g)	890,082	834,454
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 1.121%, 7/25/2035 (e)(g)(h)	48,204,843	127,550
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 0.884%, 8/25/2035 (e)(g)(h)	21,964,808	281,325
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.131%, 8/25/2035 (g)	2,234,734	1,238,322
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, 2.765%, 10/25/2035 (g)	4,865,640	4,436,661
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 2.916%, 9/25/2036 (g)	4,653,451	4,078,597
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 2.827%, 3/25/2037 (g)	972,020	889,091
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.003%, 6/25/2037 (g)	5,191,376	4,222,089
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.174%, 6/25/2037 (g)	3,540,389	2,603,769
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 3.471%, 6/25/2037 (g)	418,393	351,840
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 2.439% (1 Month LIBOR USD + 0.180%), 7/25/2037 (b)	6,007,122	5,390,473
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.102%, 7/25/2037 (g)	3,440,515	2,698,826
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 2.439% (1 Month LIBOR USD + 0.180%), 8/25/2037 (b)	2,978,125	2,509,118
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 1.255%, 7/25/2045 (e)(g)(h)	14,895,174	34,736
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 2.659% (1 Month LIBOR USD + 0.400%), 11/25/2046 (b)	5,012,984	4,647,974
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 2.619% (1 Month LIBOR USD + 0.360%), 3/25/2047 (b)	8,072,891	5,535,000
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 2.719% (1 Month LIBOR USD + 0.460%), 12/25/2036 (b)	1,230,346	1,153,466
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 11A1, 2.619% (1 Month LIBOR USD + 0.360%), 6/25/2037 (b)(j)	28,735,060	19,778,198

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
JP Morgan Chase Bank, Series 2019-CL1, Class M2, 3.959% (1 Month LIBOR USD + 1.700%), 4/25/2047 (a)(b)(c)	$4,377,878	$4,280,715
JP Morgan Chase Bank, Series 2019-CL1, Class M4, 4.859% (1 Month LIBOR USD + 2.600%), 4/25/2047 (a)(b)(c)	1,620,826	1,560,724
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 5.164% (SOFR30A + 3.650%), 3/27/2051 (a)(b)	474,155	441,358
JP Morgan Chase Bank, Series 2021-CL1, Class B, 8.414% (SOFR30A + 6.900%), 3/27/2051 (a)(b)	1,151,000	1,092,612
JP Morgan Chase Bank, Series 2020-CL1, Class M2, 4.759% (1 Month LIBOR USD + 2.500%), 10/25/2057 (a)(b)	3,933,171	3,674,179
JP Morgan Chase Bank, Series 2020-CL1, Class M4, 6.609% (1 Month LIBOR USD + 4.350%), 10/25/2057 (a)(b)	1,257,586	1,286,402
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 7.859% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(b)	2,415,391	2,468,851
JP Morgan Chase Bank, Series 2020-CL1, Class B, 12.259% (1 Month LIBOR USD + 10.000%), 10/25/2057 (a)(b)(c)	6,746,057	7,216,608
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 3.113%, 8/25/2035 (g)	5,010	4,621
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.982%, 10/25/2035 (g)	6,428,846	5,496,110
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.704%, 11/25/2035 (g)	1,599,879	1,426,184
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	1,160,084	997,068
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.128%, 10/25/2036 (g)	591,908	519,452
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 3.148%, 10/25/2036 (g)	547,346	441,168
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.200%, 10/25/2036 (g)	1,772,207	1,577,565
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 3.187%, 1/25/2037 (g)	1,237,771	1,162,213
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.084%, 6/25/2037 (g)	1,506,452	1,312,843
JP Morgan Mortgage Trust, Series 2015-1, Class B5, 2.300%, 12/25/2044 (a)(g)	3,000,000	2,523,234
JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.618%, 6/25/2048 (a)(g)	2,693,947	2,673,262
JP Morgan Mortgage Trust, Series 2017-4, Class B4, 3.875%, 11/25/2048 (a)(g)	6,972,036	6,368,006
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.570%, 5/25/2049 (a)(g)	3,566,838	3,247,110
JP Morgan Mortgage Trust, Series 2019-1, Class B5, 4.490%, 5/25/2049 (a)(g)	1,731,997	1,601,404
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B6, 3.401%, 6/25/2049 (a)(g)	2,801,084	2,565,695
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B5, 4.571%, 6/25/2049 (a)(g)	2,265,772	2,129,984
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B4, 4.571%, 6/25/2049 (a)(g)	6,134,378	6,011,463
JP Morgan Mortgage Trust, Series 2019-6, Class B5, 4.235%, 12/25/2049 (a)(g)	1,900,425	1,672,727
JP Morgan Mortgage Trust, Series 2019-6, Class B4, 4.235%, 12/25/2049 (a)(g)	4,745,815	4,491,240
JP Morgan Mortgage Trust, Series 2019-7, Class AX1, 0.029%, 2/25/2050 (a)(e)(g)(h)	25,979,403	13,250
JP Morgan Mortgage Trust, Series 2019-7, Class B6, 3.356%, 2/25/2050 (a)(g)	1,347,396	933,766
JP Morgan Mortgage Trust, Series 2019-7, Class B5, 4.029%, 2/25/2050 (a)(g)	1,199,000	1,015,262
JP Morgan Mortgage Trust, Series 2019-7, Class B4, 4.029%, 2/25/2050 (a)(g)	2,994,860	2,725,337
JP Morgan Mortgage Trust, Series 2019-8, Class AX1, 0.178%, 3/25/2050 (a)(g)(h)	59,751,819	44,575
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 3.992%, 3/25/2050 (a)(g)	2,555,114	1,964,873
JP Morgan Mortgage Trust, Series 2019-8, Class B5, 4.178%, 3/25/2050 (a)(g)	1,834,999	1,620,917
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B5, 4.394%, 3/25/2050 (a)(g)	1,837,025	1,766,491
JP Morgan Mortgage Trust, Series 2019-9, Class B6, 3.588%, 5/25/2050 (a)(g)	5,054,889	3,739,046
JP Morgan Mortgage Trust, Series 2019-9, Class B5, 3.827%, 5/25/2050 (a)(g)	2,591,229	2,327,274
JP Morgan Mortgage Trust, Series 2019-9, Class B4, 3.827%, 5/25/2050 (a)(g)	2,914,657	2,764,103
JP Morgan Mortgage Trust, Series 2020-1, Class B6, 2.333%, 6/25/2050 (a)(g)	3,470,917	2,706,528
JP Morgan Mortgage Trust, Series 2020-1, Class B4, 3.853%, 6/25/2050 (a)(g)	3,994,213	3,676,349
JP Morgan Mortgage Trust, Series 2020-1, Class B5, 3.853%, 6/25/2050 (a)(g)	2,214,200	2,024,551

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B6, 4.093%, 6/25/2050 (a)(g)	$9,311,460	$8,633,176
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B5, 4.277%, 6/25/2050 (a)(g)	2,889,138	2,823,847
JP Morgan Mortgage Trust, Series 2020-2, Class B3A, 3.637%, 7/25/2050 (a)(g)	8,567,857	8,253,323
JP Morgan Mortgage Trust, Series 2020-3, Class B5, 3.850%, 8/25/2050 (a)(g)	1,696,470	1,554,892
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B6, 3.951%, 11/25/2050 (a)(g)	8,646,484	7,637,231
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B5, 4.055%, 11/25/2050 (a)(g)	3,143,951	3,048,114
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B4, 4.055%, 11/25/2050 (a)(g)	7,663,502	7,312,974
JP Morgan Mortgage Trust, Series 2020-5, Class B5, 3.598%, 12/25/2050 (a)(g)	1,793,423	1,652,471
JP Morgan Mortgage Trust, Series 2020-5, Class B4, 3.598%, 12/25/2050 (a)(g)	3,588,760	3,281,752
JP Morgan Mortgage Trust, Series 2020-5, Class B6, 3.598%, 12/25/2050 (a)(g)	4,062,829	3,100,248
JP Morgan Mortgage Trust, Series 2020-9, Class B6, 2.845%, 5/25/2051 (a)(g)	1,075,745	609,328
JP Morgan Mortgage Trust, Series 2021-3, Class B6, 1.671%, 7/25/2051 (a)(g)	3,146,493	1,237,692
JP Morgan Mortgage Trust, Series 2021-3, Class B4, 2.967%, 7/25/2051 (a)(g)	2,127,940	1,721,984
JP Morgan Mortgage Trust, Series 2021-3, Class B5, 2.967%, 7/25/2051 (a)(g)	2,562,628	1,652,590
JP Morgan Mortgage Trust, Series 2021-6, Class B6, 2.730%, 10/25/2051 (a)(g)	4,692,922	1,464,938
JP Morgan Mortgage Trust, Series 2021-6, Class B2, 2.843%, 10/25/2051 (a)(c)(g)	12,915,964	11,372,339
JP Morgan Mortgage Trust, Series 2021-6, Class B5, 2.863%, 10/25/2051 (a)(g)	3,039,565	2,201,019
JP Morgan Mortgage Trust, Series 2021-6, Class B3, 2.863%, 10/25/2051 (a)(c)(g)	12,915,964	10,992,403
JP Morgan Mortgage Trust, Series 2021-6, Class B4, 2.863%, 10/25/2051 (a)(g)	3,799,213	3,044,192
JP Morgan Mortgage Trust, Series 2021-7, Class B6, 2.699%, 11/25/2051 (a)(g)	2,871,998	857,728
JP Morgan Mortgage Trust, Series 2021-7, Class B5, 2.820%, 11/25/2051 (a)(g)	1,862,695	1,062,362
JP Morgan Mortgage Trust, Series 2021-7, Class B4, 2.820%, 11/25/2051 (a)(g)	1,862,695	1,480,343
JP Morgan Mortgage Trust, Series 2021-8, Class B6, 2.674%, 12/25/2051 (a)(g)	3,256,473	1,008,266
JP Morgan Mortgage Trust, Series 2021-10, Class B6, 2.752%, 12/25/2051 (a)(g)	4,027,034	1,176,671
JP Morgan Mortgage Trust, Series 2021-10, Class B5, 2.827%, 12/25/2051 (a)(g)	2,481,009	1,532,802
JP Morgan Mortgage Trust, Series 2021-8, Class B4, 2.869%, 12/25/2051 (a)(g)	3,175,881	2,525,607
JP Morgan Mortgage Trust, Series 2021-8, Class B5, 2.869%, 12/25/2051 (a)(g)	2,268,069	1,431,868
JP Morgan Mortgage Trust, Series 2021-15, Class B4, 3.129%, 6/25/2052 (a)(g)	5,274,781	3,905,306
JP Morgan Mortgage Trust, Series 2021-15, Class B6, 3.129%, 6/25/2052 (a)(g)	8,439,354	3,236,965
JP Morgan Mortgage Trust, Series 2021-15, Class B3, 3.129%, 6/25/2052 (a)(g)	9,066,617	7,052,350
JP Morgan Mortgage Trust, Series 2021-15, Class B5, 3.129%, 6/25/2052 (a)(g)	4,218,640	2,963,004
JP Morgan Mortgage Trust, Series 2022-1, Class B6, 2.874%, 7/25/2052 (a)(g)	6,039,914	2,099,861
JP Morgan Mortgage Trust, Series 2022-1, Class B4, 3.100%, 7/25/2052 (a)(c)(g)	14,342,196	11,735,990
JP Morgan Mortgage Trust, Series 2022-1, Class B5, 3.100%, 7/25/2052 (a)(g)	6,970,307	5,103,450
Lake Summit Mortgage Trust, 8.440%, 8/15/2049 (e)(g)	4,511,726	4,560,164
Lake Summit Mortgage Trust, 6.026%, 8/28/2049 (g)	281,670,492	278,967,018
Lake Summit Mortgage Trust, 7.850%, 6/25/2051 (g)	3,133,606	3,043,562
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (f)	18,040	13,497
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (f)	18,639	14,342
Lehman XS Trust, Series 2005-3, Class 3A3A, 4.930%, 9/25/2035 (o)	1,173,913	1,124,373
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (e)(h)	18,968,342	50,778
Lehman XS Trust, Series 2006-10N, Class 1A3A, 2.679% (1 Month LIBOR USD + 0.420%), 7/25/2046 (b)	1,477,420	1,444,069
Lehman XS Trust, Series 2006-GP4, Class 3A4, 2.959% (1 Month LIBOR USD + 0.700%), 8/25/2046 (b)	5,941,580	4,376,900
Luminent Mortgage Trust, Series 2006-1, Class X, 1.518%, 4/25/2036 (e)(g)(h)	27,174,112	345,872
Luminent Mortgage Trust, Series 2006-1, Class A1, 2.979% (1 Month LIBOR USD + 0.720%), 4/25/2036 (b)	3,867,878	3,417,545
Luminent Mortgage Trust, Series 2006-3, Class 12X, 1.000%, 5/25/2036 (e)(h)	8,586,363	175,033

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 2.679% (1 Month LIBOR USD + 0.420%), 5/27/2036 (b)	$1,717,000	$1,557,997
Luminent Mortgage Trust, Series 2006-5, Class X, 0.773%, 7/25/2036 (e)(g)(h)	28,452,736	64,502
Luminent Mortgage Trust, Series 2006-5, Class A1A, 2.639% (1 Month LIBOR USD + 0.380%), 7/25/2036 (b)(j)	25,746,763	17,689,880
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 2.599% (1 Month LIBOR USD + 0.340%), 12/26/2036 (b)(j)	9,289,026	8,102,278
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 2.819% (1 Month LIBOR USD + 0.560%), 5/26/2037 (b)	3,741,435	3,555,856
Luminent Mortgage Trust, Series 2006-2, Class X, 0.853%, 2/25/2046 (e)(g)(h)	33,159,930	131,844
Luminent Mortgage Trust, Series 2006-6, Class A1, 2.659% (1 Month LIBOR USD + 0.400%), 10/25/2046 (b)(j)	9,897,613	8,621,514
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.628%, 12/25/2034 (g)	5,613	5,133
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.506%, 3/25/2035 (g)	15,575	14,815
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 3.124%, 9/25/2035 (g)	1,458,686	1,407,448
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.724%, 1/25/2036 (g)	888,786	854,486
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 10/1/2033 (e)(f)	2,913	1,001
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (f)	83,714	76,240
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	2,050,121	1,594,041
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 2.959% (1 Month LIBOR USD + 0.700%), 2/25/2036 (b)	2,079,345	688,101
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	357,271	348,506
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	17,028,175	11,501,409
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (f)	33,620	24,118
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (e)(f)	403	330
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(g)	1,549,111	1,395,323
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B4, 3.757%, 3/25/2048 (a)(g)	1,799,000	1,736,521
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B5, 3.757%, 3/25/2048 (a)(g)	1,499,000	1,428,219
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B6, 2.652%, 4/25/2051 (a)(g)	1,514,186	460,700
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B5, 2.652%, 4/25/2051 (a)(g)	555,676	347,168
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B4, 2.652%, 4/25/2051 (a)(g)	1,112,319	841,124
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B6, 2.673%, 6/25/2051 (a)(g)	1,209,493	361,694
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B4, 2.673%, 6/25/2051 (a)(g)	1,699,943	1,299,443
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B5, 2.673%, 6/25/2051 (a)(g)	349,000	164,823
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B5, 2.899%, 7/25/2051 (a)(g)	488,000	266,272
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B6, 2.899%, 7/25/2051 (a)(g)	1,137,709	382,161
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B2, 3.217%, 12/26/2051 (a)(g)	9,211,499	8,309,951
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B3, 3.217%, 12/26/2051 (a)(g)	2,779,825	2,403,070
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B6, 3.217%, 12/26/2051 (a)(g)	3,999,295	1,746,196
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B4, 3.217%, 12/26/2051 (a)(g)	3,129,029	2,525,561
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B5, 3.217%, 12/26/2051 (a)(g)	1,216,297	940,916
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B1, 3.217%, 12/26/2051 (a)(g)	5,735,238	5,435,595
Mello Warehouse Securitization Trust, Series 2020-2, Class F, 5.509% (1 Month LIBOR USD + 3.250%), 11/25/2053 (a)(b)	3,300,000	3,314,550
Mello Warehouse Securitization Trust, Series 2020-2, Class G, 7.009% (1 Month LIBOR USD + 4.750%), 11/25/2053 (a)(b)	3,600,000	3,589,549
Mello Warehouse Securitization Trust, Series 2021-2, Class E, 5.009% (1 Month LIBOR USD + 2.750%), 4/26/2055 (a)(b)	4,500,000	4,465,305

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Mello Warehouse Securitization Trust, Series 2021-2, Class F, 7.009% (1 Month LIBOR USD + 4.750%), 4/26/2055 (a)(b)	$5,000,000	$4,780,870
Mello Warehouse Securitization Trust, Series 2021-3, Class B, 3.409% (1 Month LIBOR USD + 1.150%), 11/26/2055 (a)(b)	5,500,000	5,230,203
Mello Warehouse Securitization Trust, Series 2021-3, Class C, 3.609% (1 Month LIBOR USD + 1.350%), 11/26/2055 (a)(b)(c)	12,500,000	11,951,375
Mello Warehouse Securitization Trust, Series 2021-3, Class E, 5.509% (1 Month LIBOR USD + 3.250%), 11/26/2055 (a)(b)	41,500,000	39,788,042
Mello Warehouse Securitization Trust, Series 2021-3, Class F, 7.409% (1 Month LIBOR USD + 5.150%), 11/26/2055 (a)(b)	18,750,000	17,976,525
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 2.853%, 4/25/2037 (g)	1,674,903	1,535,392
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 2.939% (1 Month LIBOR USD + 0.680%), 4/25/2028 (b)	1,083,913	974,059
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 2.719% (1 Month LIBOR USD + 0.460%), 4/25/2029 (b)	768,276	668,517
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 2.799%, 12/25/2035 (g)	923,235	881,362
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.790%, 5/25/2036 (g)	531,249	465,875
Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1, Class A1, 2.509% (1 Month LIBOR USD + 0.250%), 3/25/2037 (b)(j)	25,141,945	21,862,883
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2B, 2.409% (1 Month LIBOR USD + 0.150%), 9/25/2037 (b)	5,545,417	3,788,484
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 2.419% (1 Month LIBOR USD + 0.160%), 9/25/2037 (b)	5,450,469	3,751,023
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 2.489% (1 Month LIBOR USD + 0.230%), 9/25/2037 (b)	10,182,388	7,284,847
MFA Trust, Series 2021-AEI2, Class B6, 3.236%, 10/25/2051 (a)(g)	4,146,671	1,782,807
MFA Trust, Series 2021-AEI2, Class B1, 3.294%, 10/25/2051 (a)(g)	3,247,155	2,644,168
MFA Trust, Series 2021-AEI2, Class B4, 3.294%, 10/25/2051 (a)(g)	2,870,544	2,124,579
MFA Trust, Series 2021-AEI2, Class B2, 3.294%, 10/25/2051 (a)(g)	5,956,577	4,797,052
MFA Trust, Series 2021-AEI2, Class B5, 3.294%, 10/25/2051 (a)(g)	2,071,853	1,432,852
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(g)	4,106,000	3,590,134
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(g)	4,500,000	3,867,318
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A1, 2.319% (1 Month LIBOR USD + 0.060%), 5/25/2037 (b)	5,094,107	4,698,295
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A3, 2.439% (1 Month LIBOR USD + 0.180%), 5/25/2037 (b)(j)	14,795,172	13,563,800
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A4, 2.509% (1 Month LIBOR USD + 0.250%), 5/25/2037 (b)	2,130,505	1,925,216
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 2.559% (1 Month LIBOR USD + 0.300%), 3/25/2035 (b)	1,016,925	916,296
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 2.617%, 7/25/2035 (g)(j)	8,061,302	5,661,251
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 2.756%, 7/25/2035 (g)	790,210	723,305
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 2.695%, 11/25/2035 (g)	2,200,352	1,692,460
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 2.549% (1 Month LIBOR USD + 0.290%), 12/25/2035 (b)	1,668,495	1,266,323
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 2.505%, 3/25/2036 (e)(g)(h)	15,551,606	1,273,148

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 2.509% (1 Month LIBOR USD + 0.250%), 3/25/2036 (b)	$2,069,514	$1,492,933
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 2.519% (1 Month LIBOR USD + 0.260%), 3/25/2036 (b)	1,250,472	902,680
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.221%, 3/25/2036 (g)	6,258,071	5,093,669
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.221%, 3/25/2036 (g)	3,180,807	2,585,961
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 1.572%, 4/25/2036 (e)(g)(h)	17,358,277	343,572
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 3.009% (1 Month LIBOR USD + 0.750%), 6/25/2036 (b)	3,530,449	1,483,996
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 2.599% (1 Month LIBOR USD + 0.340%), 8/25/2036 (b)	2,005,253	759,133
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	2,353,415	1,728,042
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.731%, 8/25/2036 (o)	2,689,610	980,594
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.924%, 8/25/2036 (o)	3,351,633	1,220,611
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 2.599% (1 Month LIBOR USD + 0.340%), 10/25/2036 (b)	12,542,664	4,512,161
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 2.789% (1 Month LIBOR USD + 0.530%), 4/25/2037 (b)	17,515,664	5,935,113
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 2.799% (1 Month LIBOR USD + 0.540%), 4/25/2037 (b)	17,515,664	5,793,096
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037 (g)	18,012,386	9,374,384
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	2,657,227	1,626,696
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 2.831%, 11/25/2037 (g)	5,641,790	5,157,617
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 6.326%, 9/25/2046 (o)	11,898,428	5,048,693
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 6.358%, 9/25/2046 (o)	4,589,087	1,944,424
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 6.419%, 9/25/2046 (o)	11,414,310	4,856,184
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.604%, 9/25/2046 (o)	8,603,110	3,669,820
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (o)	1,536,475	910,375
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (o)	5,807,453	3,080,314
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (o)	2,672,570	1,747,463
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 2.449%, 8/27/2047 (a)(g)	1,010,309	718,940
Morgan Stanley Residential Mortgage Loan Trust, Series 2010-R6, Class 4B, 2.011% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(b)	5,838,162	5,070,636
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B5, 2.951%, 3/25/2051 (a)(g)	988,000	543,342
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B6, 2.951%, 3/25/2051 (a)(g)	1,124,310	388,706
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B4, 2.951%, 3/25/2051 (a)(g)	820,741	541,776
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B6, 2.800%, 6/25/2051 (a)(g)	938,058	276,791
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B4, 2.823%, 6/25/2051 (a)(g)	1,093,000	658,651
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B5, 2.823%, 6/25/2051 (a)(g)	781,000	380,959
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B6, 2.928%, 7/25/2051 (a)(g)	827,000	247,129
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B3, 2.932%, 7/25/2051 (a)(g)	2,148,832	1,701,554

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B1, 2.932%, 7/25/2051 (a)(g)	$7,655,883	$6,942,492
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B4, 2.932%, 7/25/2051 (a)(g)	1,240,000	764,590
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B2, 2.932%, 7/25/2051 (a)(g)	3,627,189	3,010,447
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B5, 2.932%, 7/25/2051 (a)(g)	690,000	330,858
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B6, 2.988%, 8/25/2051 (a)(g)	1,196,715	365,893
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B5, 2.988%, 8/25/2051 (a)(g)	956,000	467,557
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B4, 2.997%, 8/25/2051 (a)(g)	2,108,104	1,433,192
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B3, 2.997%, 8/25/2051 (a)(g)	4,449,245	3,692,566
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B1, 2.997%, 8/25/2051 (a)(c)(g)	13,113,719	11,882,524
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B2, 2.997%, 8/25/2051 (a)(g)	6,323,333	5,322,823
Mortgage Insurance-Linked Notes, Series 2019-1, Class M2, 5.459% (1 Month LIBOR USD + 3.200%), 2/26/2029 (a)(b)	4,464,215	4,272,231
Mortgage Insurance-Linked Notes, Series 2019-1, Class M2, 5.159% (1 Month LIBOR USD + 2.900%), 11/26/2029 (a)(b)	111,093	111,696
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1C, 4.009% (1 Month LIBOR USD + 1.750%), 1/25/2030 (a)(b)	11,700,000	11,010,414
Mortgage Insurance-Linked Notes, Series 2020-1, Class M2A, 4.259% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(b)	21,731,174	20,351,614
Mortgage Insurance-Linked Notes, Series 2020-2, Class M2, 7.859% (1 Month LIBOR USD + 5.600%), 10/25/2030 (a)(b)	1,843,167	1,822,750
Mortgage Insurance-Linked Notes, Series 2021-2, Class M1B, 5.214% (SOFR30A + 3.700%), 11/25/2031 (a)(b)	3,100,541	2,958,257
Mortgage Insurance-Linked Notes, Series 2021-2, Class M2, 6.514% (SOFR30A + 5.000%), 11/25/2031 (a)(b)	3,214,672	2,915,527
Mortgage Insurance-Linked Notes, Series 2021-1, Class M2, 4.664% (SOFR30A + 3.150%), 12/27/2033 (a)(b)	3,250,000	2,933,795
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 1.457%, 4/25/2036 (e)(g)(h)	9,599,514	82,738
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 2.559% (1 Month LIBOR USD + 0.300%), 6/25/2047 (b)	2,559,484	2,300,886
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 2.719% (1 Month LIBOR USD + 0.460%), 6/25/2047 (b)	5,573,661	4,995,644
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 2.819% (1 Month LIBOR USD + 0.560%), 6/25/2047 (b)	2,376,760	1,929,043
New Residential Mortgage Loan Trust, Series 2019-1A, Class B6B, 3.205%, 9/25/2057 (a)(g)	6,083,402	5,436,268
New Residential Mortgage Loan Trust, Series 2019-6A, Class B5IA, 1.750%, 9/25/2059 (a)(e)(g)(h)	15,624,850	1,334,925
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.480%, 9/25/2059 (a)(g)	20,698,945	13,871,605
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AP1, Class A3, 5.654%, 1/25/2036 (g)	3,491,255	1,605,803

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 2.579% (1 Month LIBOR USD + 0.320%), 10/27/2036 (b)	$811,162	$663,520
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 2.599% (1 Month LIBOR USD + 0.340%), 12/26/2036 (b)	120,416	101,154
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 2.144% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(b)	2,418,379	1,957,523
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 2.342% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(b)	912,685	916,168
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.960% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(b)	4,402,220	3,678,640
Oaktown Re Ltd., Series 2019-1A, Class B1A, 5.759% (1 Month LIBOR USD + 3.500%), 7/25/2029 (a)(b)	1,200,000	1,146,805
Oaktown Re Ltd., Series 2019-1A, Class B1B, 6.609% (1 Month LIBOR USD + 4.350%), 7/25/2029 (a)(b)	1,620,000	1,563,841
Oaktown Re Ltd., Series 2021-2, Class M1B, 4.414% (SOFR30A + 2.900%), 4/25/2034 (a)(b)	3,000,000	2,790,799
OBX Trust, Series 2021-INV3, Class A3, 2.500%, 10/25/2051 (a)(g)	1,382,952	1,216,855
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.978%, 10/25/2051 (a)(g)	1,715,000	695,347
Oceanview Mortgage Trust, Series 2021-5, Class B5, 2.978%, 10/25/2051 (a)(g)	734,000	260,532
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.957%, 10/25/2061 (a)(g)	8,679,531	7,939,584
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.502%, 10/25/2033 (a)(g)	3,936,649	3,874,670
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 4.484%, 10/22/2034 (a)(g)	2,713,067	2,687,849
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (f)	13,547	10,487
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 2.579% (1 Month LIBOR USD + 0.320%), 2/25/2037 (b)	4,365,537	3,577,086
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 2.809% (1 Month LIBOR USD + 0.550%), 5/25/2037 (b)	1,691,535	1,294,011
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 2.919% (1 Month LIBOR USD + 0.660%), 5/26/2037 (b)	1,002,612	852,565
PRET LLC, Series 2022-NPL3, Class A2, 7.870%, 6/25/2052 (a)(o)	1,000,000	1,020,083
Prime Mortgage Trust, Series 2007-2, Class A2, 6.000%, 4/25/2037	2,820,151	2,314,140
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(g)	6,167,000	5,531,830
RAMP Trust, Series 2006-RS2, Class A3A, 2.859% (1 Month LIBOR USD + 0.300%), 3/25/2036 (b)	656,725	634,055
Rate Mortgage Trust, Series 2021-J1, Class B6, 2.717%, 7/25/2051 (a)(g)	737,919	213,662
Rate Mortgage Trust, Series 2021-J1, Class B5, 2.717%, 7/25/2051 (a)(g)	922,000	417,306
Rate Mortgage Trust, Series 2021-J1, Class B4, 2.717%, 7/25/2051 (a)(g)	1,291,000	750,474
Rate Mortgage Trust, Series 2021-HB1, Class B4, 2.708%, 12/25/2051 (a)(g)	2,638,026	1,723,018
Rate Mortgage Trust, Series 2021-HB1, Class B5, 2.708%, 12/25/2051 (a)(g)	575,000	254,646
Rate Mortgage Trust, Series 2021-HB1, Class B6, 2.708%, 12/25/2051 (a)(g)	1,340,138	353,882
Rate Mortgage Trust, Series 2022-J1, Class B4, 2.750%, 1/25/2052 (a)(g)	3,746,444	2,673,046
Rate Mortgage Trust, Series 2022-J1, Class B6, 2.750%, 1/25/2052 (a)(g)	1,112,723	315,017
Rate Mortgage Trust, Series 2022-J1, Class B5, 2.750%, 1/25/2052 (a)(g)	632,000	307,325
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(g)	1,722,602	1,545,336
RBSSP Resecuritization Trust, Series 2009-12, Class 19A2, 2.682%, 12/27/2035 (a)(g)	7,868,231	7,198,983
RBSSP Resecuritization Trust, Series 2013-2, Class 2A2, 1.785% (1 Month LIBOR USD + 0.190%), 12/22/2036 (a)(b)	5,922,265	5,090,714
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	1,510,100	1,414,565

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 2.759% (1 Month LIBOR USD + 0.500%), 7/25/2035 (b)	$240,759	$159,987
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 3.994%, 7/25/2035 (g)	504,238	394,651
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 3.609% (1 Month LIBOR USD + 1.350%), 8/25/2035 (b)	2,717,807	2,125,638
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	862,017	751,433
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (f)	223,278	124,890
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A1, 2.959% (1 Month LIBOR USD + 0.700%), 9/25/2035 (b)	3,527,980	2,828,135
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	477,101	447,020
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A4, 5.750%, 9/25/2035	2,033,182	1,936,392
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,404,873	4,405,483
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035	5,598,311	5,452,027
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 2.959% (1 Month LIBOR USD + 0.700%), 11/25/2035 (b)	431,896	315,919
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (f)	396,518	253,958
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.088%, 12/25/2035 (g)	4,121,822	3,869,055
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	2,182,018	2,072,245
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 3.169% (1 Month LIBOR USD + 0.910%), 1/25/2036 (b)	3,986,545	3,034,738
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 2.759% (1 Month LIBOR USD + 0.500%), 2/25/2036 (b)	452,311	326,563
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 3.259% (1 Month LIBOR USD + 1.000%), 2/25/2036 (b)	763,260	538,736
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	3,105,972	2,729,562
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (f)	539,848	316,176
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 2.659% (1 Month LIBOR USD + 0.400%), 3/25/2036 (b)	1,621,009	1,133,034
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 2.959% (1 Month LIBOR USD + 0.700%), 3/25/2036 (b)	3,004,576	2,145,790
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 2.859% (1 Month LIBOR USD + 0.600%), 4/25/2036 (b)(j)	19,753,083	16,695,938
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,262,554	1,156,616
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (f)	33,181	21,155
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	951,109	864,260
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	1,358,879	1,234,033
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (f)	14,951	4,673
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (f)	39,492	24,913
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 2.619% (1 Month LIBOR USD + 0.360%), 7/25/2036 (b)	115,913	64,021
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 2.619% (1 Month LIBOR USD + 0.360%), 7/25/2036 (b)	6,267,357	3,225,094
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 2.639% (1 Month LIBOR USD + 0.380%), 7/25/2036 (b)	1,560,310	1,515,604
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A3, 2.699% (1 Month LIBOR USD + 0.440%), 7/25/2036 (b)	604,815	293,084
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 2.909% (1 Month LIBOR USD + 0.650%), 7/25/2036 (b)	1,104,944	726,899
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	1,589,121	1,471,563

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 2.629% (1 Month LIBOR USD + 0.370%), 8/25/2036 (b)	$5,642,190	$5,011,512
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 2.639% (1 Month LIBOR USD + 0.380%), 8/25/2036 (b)	5,981,147	5,521,143
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	1,445,866	1,309,306
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	2,090,419	1,915,367
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	270,558	240,286
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	207,275	184,266
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	2,422,869	2,251,383
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	2,413,903	2,219,560
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	872,191	791,689
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	3,436,787	3,220,946
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (f)	85,337	55,150
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 2.619% (1 Month LIBOR USD + 0.360%), 9/25/2036 (b)	419,943	393,297
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 2.909% (1 Month LIBOR USD + 0.650%), 9/25/2036 (b)	3,009,727	2,271,212
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	307,248	276,208
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	3,103,124	2,825,556
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (f)	126,832	68,815
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	22,023,865	20,070,260
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	1,182,415	1,107,553
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (f)	105,222	54,441
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 2.559% (1 Month LIBOR USD + 0.300%), 11/25/2036 (b)	1,753,294	1,081,956
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (b)	7,491,697	6,409,431
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A25, 6.500%, 11/25/2036	5,982,302	5,560,018
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	920,399	826,281
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	904,764	812,093
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 2.619% (1 Month LIBOR USD + 0.360%), 12/25/2036 (b)	460,379	408,427
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 2.629% (1 Month LIBOR USD + 0.370%), 12/25/2036 (b)	6,207,355	5,487,767
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 2.709% (1 Month LIBOR USD + 0.450%), 12/25/2036 (b)	5,203,571	3,762,442
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	4,682,544	4,270,981
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (f)	857,855	478,628
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (f)	40,305	22,933
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 2.174% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	7,023,053	5,069,149
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 2.809% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	9,680,151	7,231,692
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	1,700,413	1,553,464
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (f)	432,718	219,188
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 2.559% (1 Month LIBOR USD + 0.300%), 2/25/2037 (b)	6,009,397	5,488,695
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 2.579% (1 Month LIBOR USD + 0.320%), 2/25/2037 (b)(j)	6,286,143	5,727,405

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (j)	$11,334,049	$10,144,008
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (f)	198,755	105,926
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (f)	185,626	97,221
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (f)	556,600	41,864
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	362,664	310,553
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (f)	355,582	181,887
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 2.589% (1 Month LIBOR USD + 0.330%), 4/25/2037 (b)	3,298,238	2,274,884
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 2.639% (1 Month LIBOR USD + 0.380%), 5/25/2037 (b)(j)	12,023,307	10,684,728
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 2.809% (1 Month LIBOR USD + 0.550%), 5/25/2037 (b)	539,327	391,096
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,869,663	1,761,163
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (f)	998,018	469,996
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	7,199,802	6,696,673
Residential Accredit Loans, Inc. Trust, Series 2005-QO5, Class X, 1.681%, 1/25/2046 (e)(g)(h)	24,646,063	1,074,051
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class X3, 1.500%, 9/25/2046 (e)(h)	15,131,694	406,528
Residential Accredit Loans, Inc. Trust, Series 2007-QO5, Class A, 3.763% (12 Month US Treasury Average + 3.120%), 8/25/2047 (b)	23,761,688	6,461,349
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 2.709% (1 Month LIBOR USD + 0.450%), 4/25/2035 (b)	2,914,870	1,810,942
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	4,123,092	3,131,039
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,122,772	855,777
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (f)	548,657	343,659
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 2.709% (1 Month LIBOR USD + 0.450%), 10/25/2035 (b)	1,859,866	1,212,832
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	1,663,871	1,486,233
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 2.709% (1 Month LIBOR USD + 0.450%), 11/25/2035 (b)	940,563	515,331
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 2.759% (1 Month LIBOR USD + 0.500%), 11/25/2035 (b)	3,821,122	2,197,397
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	632,618	487,909
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 2.959% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	1,845,499	600,047
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	6,289,025	3,245,866
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	10,330,364	5,790,531
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,634,214	847,827
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	10,400,965	4,160,438
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,068,404	1,595,834
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	7,893,633	2,856,998
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (g)	21,194,499	8,097,698
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	2,196,403	1,785,491
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	3,972,856	2,330,128
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (f)	31,808	22,885
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.040%, 2/25/2036 (g)	749,058	635,465

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (f)	$116,008	$89,700
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (f)	36,499	22,975
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	543,852	527,008
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	705,905	668,776
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	58,787	54,782
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036	4,452,530	4,137,442
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (f)	12,276	7,509
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	452,500	424,681
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1, 4.825%, 11/25/2036 (g)	787,478	721,876
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	1,388,987	1,307,344
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (f)	201,042	138,088
Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.665%, 1/25/2060 (a)(g)	1,075,000	983,590
Rocket Mortgage Trust, Series 2021-2, Class B4, 2.565%, 6/25/2051 (a)(g)	2,542,960	1,573,868
Rocket Mortgage Trust, Series 2021-2, Class B5, 2.565%, 6/25/2051 (a)(g)	1,566,000	718,399
Rocket Mortgage Trust, Series 2021-2, Class B6, 2.565%, 6/25/2051 (a)(g)	870,254	255,264
Rocket Mortgage Trust, Series 2021-4, Class B2A, 3.011%, 9/25/2051 (a)(c)(g)	16,155,340	15,285,585
Rocket Mortgage Trust, Series 2021-4, Class B4, 3.011%, 9/25/2051 (a)(g)	9,502,044	7,490,804
Rocket Mortgage Trust, Series 2021-4, Class B6, 3.011%, 9/25/2051 (a)(g)	6,294,411	2,034,719
Rocket Mortgage Trust, Series 2021-4, Class B3, 3.011%, 9/25/2051 (a)(g)	7,602,224	6,595,751
Rocket Mortgage Trust, Series 2021-4, Class B5, 3.011%, 9/25/2051 (a)(g)	8,078,160	5,262,849
Rocket Mortgage Trust, Series 2021-6, Class B5, 2.795%, 12/25/2051 (a)(g)	1,948,000	883,023
Rocket Mortgage Trust, Series 2021-6, Class B6, 2.795%, 12/25/2051 (a)(g)	1,947,847	581,565
Rocket Mortgage Trust, Series 2021-6, Class B4, 2.795%, 12/25/2051 (a)(g)	4,803,263	3,175,480
Rocket Mortgage Trust, Series 2022-1, Class B5, 2.756%, 1/25/2052 (a)(g)	2,245,000	1,114,613
Rocket Mortgage Trust, Series 2022-1, Class B3, 2.756%, 1/25/2052 (a)(g)	9,279,922	7,067,774
Rocket Mortgage Trust, Series 2022-1, Class B6, 2.756%, 1/25/2052 (a)(g)	2,244,537	664,500
Rocket Mortgage Trust, Series 2022-1, Class B4, 2.756%, 1/25/2052 (a)(g)	5,197,193	3,876,264
Saluda Grade Alternative Mortgage Trust, Series 2020-PAC1, Class A2, 6.899%, 8/25/2027 (a)	15,000,000	14,899,245
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(g)	14,000,000	13,637,764
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class C, 0.000%, 5/25/2050 (a)(e)(g)(h)	47,102,583	2,625,875
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A1, 3.321%, 5/25/2050 (a)(g)	6,862,380	6,803,679
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A2, 5.000%, 5/25/2050 (a)(g)	6,028,788	5,982,511
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class M1, 7.500%, 5/25/2050 (a)(g)	7,318,000	7,545,575
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class A1, 3.568%, 9/25/2050 (a)	2,916,142	2,900,563
Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class M1, 7.000%, 9/25/2050 (a)	15,144,128	14,933,110
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class C, 0.000%, 10/25/2051 (a)(g)(h)	149,483	814,339

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M1, 4.250%, 10/25/2051 (a)(g)	$1,449,524	$1,766,090
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M2, 6.000%, 10/25/2051 (a)(g)	1,159,619	1,414,138
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class XS, 2.251%, 2/25/2052 (a)(e)(g)(h)	165,048,653	6,897,548
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1, 3.500%, 2/25/2052 (a)(g)	16,876,610	16,888,390
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class M1, 5.000%, 2/25/2052 (a)(g)	5,213,750	5,157,509
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class M2, 5.500%, 2/25/2052 (a)(g)	3,153,250	3,030,907
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class CERT, 5.530%, 2/25/2052 (a)(g)	38,061,600	36,693,057
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B2, 6.000%, 2/25/2052 (a)(g)	2,011,000	1,910,898
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B3, 6.460%, 2/25/2052 (a)(g)	2,309,200	2,156,555
Saluda Grade Fund Trust, Series 2022-SG2, Class A, 5.000%, 5/15/2052 (a)	15,000,000	14,861,085
Sequoia Mortgage Trust, Series 2004-4, Class A, 2.077% (6 Month LIBOR USD + 0.520%), 5/20/2034 (b)	746,005	673,368
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 1.874% (6 Month LIBOR USD + 1.100%), 8/20/2034 (b)	31,565	27,537
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.027%, 3/20/2035 (e)(g)(h)	5,990,225	39,559
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 2.537%, 10/20/2046 (g)	2,304,647	1,931,759
Sequoia Mortgage Trust, Series 2020-3, Class B4, 3.329%, 4/25/2050 (a)(g)	2,415,747	2,084,002
Sequoia Mortgage Trust, Series 2021-1, Class B4, 2.673%, 3/25/2051 (a)(g)	2,548,665	1,754,371
Sequoia Mortgage Trust, Series 2021-7, Class B4, 2.869%, 11/25/2051 (a)(g)	1,624,858	1,005,423
SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, 12/25/2061 (a)(c)(g)	31,808,653	28,114,460
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(c)(g)	9,374,464	8,184,123
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.876%, 7/25/2043 (a)(g)	782,566	750,810
Shellpoint Asset Funding Trust, Series 2013-1, Class B5, 3.876%, 7/25/2043 (a)(g)	2,735,781	2,207,756
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.676%, 1/28/2050 (a)(g)	6,000,000	5,616,816
Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.920%, 9/25/2066 (a)(g)	8,215,073	7,592,551
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(g)	9,427,618	8,602,428
Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.447%, 12/25/2066 (a)(g)	2,747,507	2,543,949
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 3.038%, 9/25/2035 (g)	2,154,693	1,932,796
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 2.934%, 1/25/2036 (g)	410,886	370,519
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 3.213% (1 Month LIBOR USD + 1.500%), 9/25/2037 (b)	938,662	802,622
Structured Asset Mortgage Investments Trust, Series 2004-AR1, Class X, 0.571%, 3/19/2034 (e)(g)(h)	6,045,713	18,028
Structured Asset Mortgage Investments Trust, Series 2004-AR7, Class X, 0.373%, 4/19/2035 (e)(g)(h)	8,465,664	141,588
Structured Asset Mortgage Investments Trust, Series 2005-AR3, Class 1X, 1.503%, 7/25/2035 (e)(g)(h)	11,496,041	171,073

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 1X, 0.449%, 5/25/2036 (e)(g)(h)	$11,770,039	$475,345
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 4X, 0.837%, 5/25/2036 (e)(g)(h)	36,691,545	1,384,702
Structured Asset Mortgage Investments Trust, Series 2006-AR8, Class X, 0.400%, 10/25/2036 (e)(h)	83,866,373	1,587,842
Structured Asset Mortgage Investments Trust, Series 2005-AR2, Class 1X, 0.909%, 5/25/2045 (e)(g)(h)	8,089,195	122,487
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.688%, 3/25/2033 (g)	15,010	15,086
TBW Mortgage-Backed Trust, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	3,181,768	1,514,830
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 2.672%, 1/25/2037 (a)(e)(g)(h)	25,322,984	1,258,755
TH MSR Issuer Trust, Series 2019-FT1, Class A, 5.059% (1 Month LIBOR USD + 2.800%), 6/25/2024 (a)(b)	2,000,000	1,963,072
Traingle Re Ltd., Series 2021-1, Class B1, 6.759% (1 Month LIBOR USD + 4.500%), 8/25/2033 (a)(b)	1,500,000	1,479,236
Traingle Re Ltd., Series 2021-3, Class M1B, 4.414% (SOFR30A + 2.900%), 2/25/2034 (a)(b)	8,400,000	8,064,403
Traingle Re Ltd., Series 2021-3, Class M2, 5.264% (SOFR30A + 3.750%), 2/25/2034 (a)(b)	2,200,000	2,029,181
Unison Trust, Series 2021-1, Class A, 4.500%, 4/25/2050 (a)(g)	9,216,152	8,700,250
Unlock Residential Trust, 6.000%, 5/1/2033 (e)(l)	45,000,000	45,000,000
UWM Mortgage Trust, Series 2021-INV1, Class B5, 3.165%, 8/25/2051 (a)(g)	1,649,067	1,198,309
UWM Mortgage Trust, Series 2021-INV1, Class B2, 3.165%, 8/25/2051 (a)(g)	7,515,355	6,377,606
UWM Mortgage Trust, Series 2021-INV1, Class B1, 3.165%, 8/25/2051 (a)(g)	6,415,978	5,918,893
UWM Mortgage Trust, Series 2021-INV1, Class B6, 3.165%, 8/25/2051 (a)(g)	3,483,323	1,319,681
UWM Mortgage Trust, Series 2021-INV1, Class B3, 3.165%, 8/25/2051 (a)(g)	4,398,492	3,795,564
UWM Mortgage Trust, Series 2021-INV1, Class B4, 3.165%, 8/25/2051 (a)(g)	2,199,736	1,738,370
UWM Mortgage Trust, Series 2021-INV2, Class B6, 3.200%, 9/25/2051 (a)(g)	4,513,305	2,051,911
UWM Mortgage Trust, Series 2021-INV2, Class B3, 3.253%, 9/25/2051 (a)(g)	5,307,412	4,482,625
UWM Mortgage Trust, Series 2021-INV2, Class B5, 3.253%, 9/25/2051 (a)(g)	2,162,279	1,511,390
UWM Mortgage Trust, Series 2021-INV2, Class B4, 3.253%, 9/25/2051 (a)(g)	2,947,580	2,301,936
UWM Mortgage Trust, Series 2021-INV2, Class B2, 3.253%, 9/25/2051 (a)(g)	9,041,275	7,836,914
UWM Mortgage Trust, Series 2021-INV2, Class B1, 3.253%, 9/25/2051 (a)(g)	6,485,854	6,056,238
UWM Mortgage Trust, Series 2021-INV3, Class B6, 3.220%, 11/25/2051 (a)(g)	10,197,278	4,617,113
UWM Mortgage Trust, Series 2021-INV3, Class B2, 3.243%, 11/25/2051 (a)(c)(g)	17,947,681	15,513,293
UWM Mortgage Trust, Series 2021-INV3, Class B5, 3.243%, 11/25/2051 (a)(g)	4,486,920	3,223,363
UWM Mortgage Trust, Series 2021-INV3, Class B4, 3.243%, 11/25/2051 (a)(g)	6,118,169	4,926,417
UWM Mortgage Trust, Series 2021-INV3, Class B3, 3.243%, 11/25/2051 (a)(g)	8,565,043	7,203,030
UWM Mortgage Trust, Series 2021-INV3, Class B1, 3.243%, 11/25/2051 (a)(c)(g)	13,868,573	12,716,580
Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066 (a)(g)	7,157,336	6,562,826
Verus Securitization Trust, Series 2022-3, Class M1, 4.119%, 2/25/2067 (a)(g)	2,500,000	2,273,303
Verus Securitization Trust, Series 2022-7, Class M1, 5.429%, 7/25/2067 (a)(g)	750,000	676,991
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A1, 1.724% (1 Month LIBOR USD + 0.100%), 8/25/2036 (b)	4,804,195	1,862,073
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 1.924% (1 Month LIBOR USD + 0.300%), 8/25/2036 (b)	21,246,304	9,511,142
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 2.104% (1 Month LIBOR USD + 0.480%), 8/25/2036 (b)	2,387,488	1,184,037
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 2.419% (1 Month LIBOR USD + 0.160%), 1/25/2037 (b)	7,012,717	3,297,849

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 2.619% (1 Month LIBOR USD + 0.360%), 1/25/2037 (b)	$2,258,532	$1,306,856
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 3.098%, 6/25/2034 (g)	596,348	589,491
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 2.724%, 12/25/2035 (g)(j)	11,552,839	11,034,648
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 2.834%, 1/25/2036 (g)(j)	12,264,416	12,170,188
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 2.605%, 11/25/2036 (g)	628,946	589,383
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 3.026%, 1/25/2037 (g)	341,435	304,218
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.188%, 6/25/2037 (g)	1,994,182	1,880,360
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 0.816%, 7/25/2044 (e)(g)(h)	10,936,751	120,523
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class X, 0.709%, 4/25/2045 (e)(g)(h)	18,226,971	375,512
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1XPP, 0.843%, 5/25/2047 (e)(g)(h)	76,581,106	153,392
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1XPP, 0.696%, 6/25/2047 (e)(g)(h)	64,374,167	88,836
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (f)	250	191
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-5, Class CB11, 3.659% (1 Month LIBOR USD + 1.400%), 7/25/2035 (b)	3,649,924	3,329,263
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 3.609% (1 Month LIBOR USD + 1.350%), 11/25/2035 (b)	1,813,767	1,214,194
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 2.779% (1 Month LIBOR USD + 0.520%), 12/25/2035 (b)	2,901,382	2,407,050
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A7, 5.750%, 1/25/2036	6,366,805	5,914,342
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 2.439% (1 Month LIBOR USD + 0.180%), 2/25/2037 (b)	7,066,618	3,875,524
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (j)	4,913,947	4,746,155
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 1.388%, 10/25/2046 (e)(g)(h)	13,438,254	290,522
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA4, Class XPPP, 1.633%, 4/25/2047 (e)(g)(h)	23,576,688	207,451
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 1.893% (12 Month US Treasury Average + 1.250%), 4/25/2047 (b)	3,414,926	2,893,832
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, 2.579% (1 Month LIBOR USD + 0.320%), 3/25/2037 (b)	3,341,124	2,493,568
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.000%, 6/25/2037	941,336	910,867
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	1,676,287	1,482,872
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	1,838,883	1,626,707
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 3.914%, 8/25/2036 (g)	158,289	138,947

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 3.403%, 9/25/2036 (g)	$280,121	$266,004
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 3.043%, 10/25/2036 (g)	496,895	428,916
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (f)	43,366	30,018
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class B4, 3.736%, 7/25/2049 (a)(g)	1,627,000	1,514,421
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class B4, 3.515%, 9/25/2049 (a)(g)	2,124,000	1,880,150
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B6, 2.719%, 12/25/2050 (a)(g)	1,542,691	545,246
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B4, 2.719%, 12/25/2050 (a)(g)	1,818,000	1,233,117
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B5, 2.719%, 12/25/2050 (a)(g)	1,011,000	534,394
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B6, 2.844%, 8/25/2051 (a)(g)	1,852,327	634,050
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B4, 2.980%, 8/25/2051 (a)(g)	1,600,267	1,379,554
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B2, 2.980%, 8/25/2051 (a)(g)	4,802,777	4,363,491
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B5, 2.980%, 8/25/2051 (a)(g)	1,158,000	664,016
Wells Fargo Mortgage Loan Trust, Series 2010-RR2, Class 1A4, 2.772%, 9/27/2035 (a)(g)	3,981,006	3,441,185
Western Mortgage Reference Notes, Series 2021-CL2, Class M4, 6.864% (SOFR30A + 5.350%), 7/25/2059 (a)(b)	18,643,933	18,236,116
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 8.014% (SOFR30A + 6.500%), 7/25/2059 (a)(b)	8,229,820	8,039,448
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 10.014% (SOFR30A + 8.500%), 7/25/2059 (a)(b)	6,600,000	6,438,109
WinWater Mortgage Loan Trust, Series 2014-1, Class B5, 3.912%, 6/20/2044 (a)(g)	2,370,000	2,151,488
WinWater Mortgage Loan Trust, Series 2014-2, Class B5, 4.033%, 9/20/2044 (a)(g)	1,938,000	1,596,236
WinWater Mortgage Loan Trust, Series 2015-A, Class B5, 3.826%, 6/20/2045 (a)(g)	3,937,087	2,994,832
ZeroDown LLC, Series 2021-SFR1, Class A, 3.861%, 9/25/2024 (a)(g)	16,659,346	16,268,751
ZeroDown LLC, Series 2021-SFR1, Class B, 7.677%, 9/25/2024 (a)	4,442,444	4,331,457

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $4,112,070,945)		$3,627,957,680

Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – 1.03%
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 4.359% (1 Month LIBOR USD + 2.100%), 10/25/2039 (a)(b)	978,026	974,353
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 11.509% (1 Month LIBOR USD + 9.250%), 11/25/2039 (a)(b)	2,500,000	2,500,000
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B2, 9.014% (SOFR30A + 7.500%), 10/25/2041 (a)(b)	5,100,000	4,457,308
Federal Home Loan Mortgage Corp., Series 2021-HQA4, Class B2, 8.514% (SOFR30A + 7.000%), 12/26/2041 (a)(b)	5,550,000	4,396,482

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – (continued)
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class B1, 4.914% (SOFR30A + 3.400%), 1/27/2042 (a)(b)	$2,000,000	$1,745,000
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 3.514% (SOFR30A + 2.000%), 4/25/2042 (a)(b)	1,624,337	1,618,237
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class B, 3.838%, 5/25/2048 (a)(c)(g)	5,331,528	4,910,342
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.155%, 8/25/2048 (a)(c)(g)	10,186,271	9,359,890
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.508%, 11/25/2048 (a)(c)(g)	22,455,998	21,865,810

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost – $54,787,498)		$51,827,422

U.S. Treasury Notes – 2.87%
0.625%, 10/15/2024	44,000,000	41,897,969
0.750%, 11/15/2024	15,000,000	14,295,703
2.125%, 11/30/2024	50,000,000	49,152,344
2.250%, 12/31/2024	40,000,000	39,428,906

TOTAL U.S. TREASURY NOTES (Cost – $151,999,580)		$144,774,922

Whole Loans – 0.38%
Agency High Balance Residential Mortgages, 4.875% to 5.125%, 5/24/2048 to 6/5/2048	1,128,071	1,105,479
Agency High Balance Residential Mortgages, 2.500% to 4.500%, 4/26/2037 to 8/24/2037 (e)	2,059,107	2,024,325
Gateway Mount Pleasant CRE, 5.300%, 08/01/2028	13,330,623	11,642,517
Savannah Grand, 7.020%, 02/06/2023	4,600,000	4,596,892

TOTAL WHOLE LOANS (Cost – $19,392,821)		$19,369,213

Short-Term Investments – 3.72%	Shares
Money Market Funds – 3.72%
First American Government Obligations Fund, Class U, 1.459% (j)(q)	187,379,929	187,379,929

TOTAL SHORT-TERM INVESTMENTS (Cost – $187,379,929)		$187,379,929

TOTAL INVESTMENTS – 110.53% (Cost – $6,244,419,601)		$5,565,085,840

Liabilities in Excess of Other Assets – (10.53%)		(530,213,895)

NET ASSETS – 100.00%		$5,034,871,945

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

LIBOR: London Inter-Bank Offered Rate

SOFR30A: Secured Overnight Financing Rate 30 Day Average

TSFR1M: 1 Month Term Secured Overnight Financing Rate

TSFR3M: 3 Month Term Secured Overnight Financing Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2022, the value of these securities amounted to $2,993,066,738 or 59.45% of net assets.

(b)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2022.

(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2022, the value of securities pledged amounted to $532,672,347.
(d)	Security issued on a when-issued basis. On July 31, 2022, the total value of investments purchased on a when-issued basis was $1,310,499 or 0.03% of net assets.
(e)	Illiquid security. At July 31, 2022, the value of these securities amounted to $272,476,729 or 5.41% of net assets.
(f)	Principal only security.
(g)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2022.
(h)	Interest only security.
(i)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2022, the value of securities pledged amounted to $9,192,940 or 0.18% of net assets.

(j)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At July 31, 2022, the value of securities pledged amounted to $634,859,691.
(k)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.
(l)

As of July 31, 2022, the Fund has fair valued these securities under the procedures established by the Fund’s Board of Trustees. The value of these securities amounted to $46,322,201 or 0.92% of net assets. Value determined using significant unobservable inputs.

(m)	Non-income producing security. Item identified as in default as to the payment of interest.
(n)	Auction rate security. Rate disclosed is the rate in effect as of July 31, 2022.
(o)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2022.
(p)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(q)	Rate disclosed is the seven day yield as of July 31, 2022.

Consolidated Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
7 Year ERIS Aged Standard Swap Future	March 2029	(2,528)	($235,008,694)	$9,947,538
10 Year ERIS Aged Standard Swap Future	December 2030	(600)	(52,996,980)	4,510,920
10 Year ERIS Aged Standard Swap Future	March 2032	(559)	(51,465,062)	2,392,632
USD IRS 10 Year Prime Future	September 2032	(1,067)	(102,549,370)	(3,876,945)

Total				12,974,145

Long Futures Contracts
3 Year ERIS Aged Standard Swap Future	December 2024	674	63,874,508	(3,127,495)

Long/Short Total				$9,846,650

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

Consolidated Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Barclays Capital, Inc.	3.534%	6/21/2022	9/21/2022	$228,645,553	$226,598,901
Barclays Capital, Inc.	3.534%	7/5/2022	9/21/2022	11,218,824	11,133,568
Barclays Capital, Inc.	3.534%	7/8/2022	9/21/2022	12,357,908	12,267,580

					$250,000,049

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Value
Collateralized Debt Obligations – 3.93%
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 3.788% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(b)(c)	$1,429,402	$1,422,255
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 6.468% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(b)(c)	1,000,000	970,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 3.265% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(b)(c)	1,790,186	1,754,383
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 3.955% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(b)(c)	2,000,000	1,995,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost – $6,184,718)		$6,141,638

Common Stocks – 3.85%	Shares
Financial – 3.85%
AmeriServ Financial, Inc.	89,766	353,678
Arrow Financial Corp.	17,100	573,705
Bank7 Corp.	22,000	518,540
Central Valley Community Bancorp	19,000	317,870
City Holding Co.	4,500	390,555
Community Financial Corp.	7,200	263,520
Eagle Bancorp Montana, Inc.	28,506	550,166
Financial Institutions, Inc.	16,594	439,907
First United Corp.	36,500	657,730
Greene County Bancorp, Inc.	13,500	619,245
Hingham Institution for Savings	1,000	290,010
Pinnacle Financial Partners, Inc.	6,000	474,600
Sterling Bancorp, Inc. (d)	93,000	582,180

TOTAL COMMON STOCKS (Cost – $5,654,619)		$6,031,706

Corporate Obligations – 84.28%	Principal Amount
Financial – 84.28%
A10 Capital LLC, 5.875%, 8/17/2026 (b)	$1,000,000	959,962
Allegiance Bancshares, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (a)	1,000,000	1,004,193
Amalgamated Financial Corp., 3.250% (TSFR3M + 2.300%), 11/15/2031 (a)	2,000,000	1,858,273
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (b)	1,500,000	1,470,452
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (b)	2,500,000	2,193,094
B. Riley Financial, Inc., 5.500%, 3/31/2026 (e)	1,000,000	976,000
Banc of California, Inc., 5.250%, 4/15/2025	500,000	500,240
Bancorp Bank, 4.750%, 8/15/2025	2,000,000	1,982,169
BankFinancial Corp., 3.750% (TSFR3M + 2.990%), 5/15/2031 (a)(b)	2,000,000	1,898,246
BankGuam Holding Co., 4.750% (TSFR3M + 4.130%), 7/1/2031 (a)(b)	2,000,000	1,912,173
Business Development Corp. of America, 4.750%, 12/30/2022 (b)	2,000,000	1,991,573
Byline Bancorp, Inc., 6.000% (TSFR3M + 5.880%), 7/1/2030 (a)	1,000,000	1,029,772
Cadence Bancorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (a)	2,500,000	2,447,859
CB Financial Services, Inc., 3.875% (TSFR3M + 2.800%), 12/15/2031 (a)(b)	1,000,000	936,506
Central Pacific Financial Corp., 4.750% (TSFR3M + 4.560%), 11/1/2030 (a)	1,000,000	983,982
Citizens Community Bancorp, Inc., 4.750% (TSFR3M + 3.290%), 4/1/2032 (a)(b)	1,300,000	1,277,863

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Civista Bancshares, Inc., 3.250% (SOFR + 2.190%), 12/1/2031 (a)	$2,500,000	$2,341,181
Clear Street Holdings LLC, 5.875%, 5/15/2026 (b)	2,000,000	1,921,900
Colony Bankcorp, Inc., 5.250% (SOFRINDX + 5.250%), 5/20/2032 (a)(b)	1,000,000	988,065
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (a)	1,950,000	1,949,895
Cowen, Inc., 7.250%, 5/6/2024 (b)	1,000,000	1,016,384
CRB Group, Inc., 6.500% (TSFR3M + 6.380%), 9/1/2030 (a)(b)	1,000,000	1,015,534
Dickinson Financial Corp., 4.250% (TSFR3M + 4.030%), 11/15/2030 (a)(b)	1,250,000	1,211,085
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (a)	1,000,000	992,710
Equity Bancshares, Inc., 7.000% (TSFR3M + 6.880%), 6/30/2030 (a)	1,000,000	1,027,902
FedNat Holding Co., 7.750%, 3/15/2029	2,500,000	2,300,000
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)	2,000,000	2,030,215
Fidelity Financial Corp., 5.000% (TSFR3M + 2.470%), 4/30/2032 (a)(b)	3,000,000	2,978,660
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (a)	1,500,000	1,540,425
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (a)	2,500,000	2,652,607
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (a)(b)	3,000,000	2,983,205
First Foundation, Inc., 3.500% (SOFR + 2.040%), 2/1/2032 (a)	1,000,000	897,468
First Internet Bancorp, 3.750% (SOFR + 3.110%), 9/1/2031 (a)	1,000,000	944,169
First Northwest Bancorp, 3.750% (SOFR + 3.000%), 3/30/2031 (a)	1,500,000	1,424,154
Firstsun Capital Bancorp, 6.000% (TSFR3M + 5.890%), 7/1/2030 (a)(b)	2,000,000	2,029,459
Flushing Financial Corp., 3.125% (TSFR3M + 2.035%), 12/1/2031 (a)	3,000,000	2,763,937
FS Bancorp, Inc., 3.750% (TSFR3M + 3.370%), 2/15/2031 (a)	1,000,000	951,312
Happy Bancshares, Inc., 5.500% (TSFR3M + 5.345%), 7/31/2030 (a)(b)(c)	3,000,000	3,033,318
Homestreet, Inc., 6.500%, 6/1/2026	3,000,000	3,126,653
Horizon Bancorp, Inc., 5.625% (TSFR3M + 5.490%), 7/1/2030 (a)	1,000,000	1,010,247
Independent Bank Corp., 5.950% (TSFR3M + 5.825%), 5/31/2030 (a)(b)	750,000	762,784
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (a)	1,000,000	1,002,901
Jamesmark Bancshares, Inc., 3.750% (TSFR3M + 3.050%), 10/1/2031 (a)(b)	850,000	801,823
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,350,000	4,293,614
Level One Bancorp, Inc., 4.750% (TSFR3M + 3.110%), 12/18/2029 (a)	1,000,000	984,842
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(b)	1,000,000	996,425
Malvern Bancorp, Inc., 5.556% (12 Month LIBOR USD + 4.145%), 2/15/2027 (a)	500,000	499,946
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (b)	3,500,000	3,618,040
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (a)	3,000,000	2,771,987
Midwest Bankcentre, Inc., 3.625% (TSFR3M + 2.950%), 6/15/2031 (a)(b)	1,500,000	1,419,775
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (b)	1,000,000	1,000,686
Narragansett Financial Corp., 3.875% (TSFR3M + 3.190%), 5/15/2031 (a)(b)	2,000,000	1,887,621
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(b)	2,000,000	1,988,285
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (a)	1,000,000	1,010,506
NexBank Capital, Inc., 4.000% (TSFR3M + 3.390%), 8/15/2031 (a)(b)	3,000,000	2,846,700
NexBank Capital, Inc., 6.000%, 7/15/2032 (b)	2,000,000	2,045,916
Northpointe Bancshares, Inc., 6.000% (TSFR3M + 4.905%), 9/30/2029 (a)(b)	1,000,000	999,367
Oakstar Bancshares, Inc., 4.250% (TSFR3M + 3.516%), 4/15/2031 (a)(b)	1,000,000	949,541
Olney Bancshares of Texas, Inc., 4.000% (TSFR3M + 3.320%), 3/15/2031 (a)(b)	1,250,000	1,177,973
Pacific Western Bank, 3.250% (TSFR3M + 2.520%), 5/1/2031 (a)	2,000,000	1,865,500
Peapack-Gladstone Financial Corp., 3.500% (TSFR3M + 3.260%), 12/30/2030 (a)	1,500,000	1,439,482
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (a)	4,000,000	3,676,669
Primis Financial Corp., 6.756% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)	1,000,000	997,632

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
RBB Bancorp, 4.000% (TSFR3M + 3.290%), 4/1/2031 (a)	$3,000,000	$2,824,646
Ready Capital Corp., 5.750%, 2/15/2026 (e)	1,000,000	955,200
Renasant Corp., 3.000% (TSFR3M + 1.910%), 12/1/2031 (a)	3,700,000	3,391,124
River Financial Corp., 4.000% (TSFR3M + 3.420%), 3/15/2031 (a)(b)	1,000,000	942,382
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(b)	1,250,000	1,255,634
South Street Securities Funding LLC, 6.250%, 12/30/2026 (b)	1,000,000	969,436
Sterling Bancorp, Inc., 8.332% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,000,000	2,000,620
Sterling Bancorp, Inc., 4.000% (TSFR3M + 2.530%), 12/30/2029 (a)	50,000	48,631
Summit Financial Group, Inc., 3.250% (TSFR3M + 2.300%), 12/1/2031 (a)	1,000,000	926,213
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)	2,000,000	1,993,425
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (b)	2,000,000	1,909,030
Trinity Capital, Inc., 4.250%, 12/15/2026	2,000,000	1,777,383
Trustmark Corp., 3.625% (TSFR3M + 3.387%), 12/1/2030 (a)	2,000,000	1,899,647
United Insurance Holdings Corp., 6.250%, 12/15/2027	2,000,000	1,953,941
Western Alliance Bancorp, 3.000% (TSFR3M + 2.250%), 6/15/2031 (a)	2,000,000	1,834,331
WhiteHorse Finance, Inc., 4.000%, 12/15/2026	1,000,000	903,107
Zais Group LLC, 7.000%, 11/15/2023 (b)	760,000	746,373

TOTAL CORPORATE OBLIGATIONS (Cost – $136,600,379)		$131,921,980

Preferred Stocks – 2.05%	Shares
Financial – 2.05%
First Guaranty Bancshares, Inc., 6.750%	40,000	1,074,000
PacWest Bancorp, 7.750% (H15T5Y + 4.820%) (a)	40,000	1,036,000
Raymond James Financial, Inc., 6.375% (3 Month LIBOR USD + 4.088%) (a)	43,321	1,102,580

TOTAL PREFERRED STOCKS (Cost – $3,145,025)		$3,212,580

Short-Term Investments – 4.92%
Money Market Funds – 4.92%
First American Government Obligations Fund, Class U, 1.459% (f)	7,708,721	7,708,721

TOTALSHORT-TERM INVESTMENTS (Cost – $7,708,721)		$7,708,721

TOTAL INVESTMENTS – 99.03% (Cost – $159,293,462)		$155,016,625

Other Assets in Excess of Liabilities – 0.97%		1,515,948

NET ASSETS – 100.00%		$156,532,573

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

SOFRINDX: Secured Overnight Financing Rate Compounded Index

TSFR3M: 3 Month Term Secured Overnight Financing Rate

H15T5Y: 5 Year Treasury Note Constant Maturity Rate

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financials Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

(a)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2022.

(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2022, the value of these securities amounted to $67,268,585 or 42.97% of net assets.

(c)	Illiquid security. At July 31, 2022, the value of these securities amounted to $9,174,956 or 5.86% of net assets.
(d)	Non-income producing security.
(e)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.
(f)	Rate disclosed is the seven day yield as of July 31, 2022.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks – 0.11%
Consumer, Non-cyclical – 0.11%
Cenveo Corp. (a)(b)(c)	4,630	$74,080

TOTAL COMMON STOCKS (Cost – $490,470)		$74,080

Corporate Obligations – 93.63%	Principal Amount
Basic Materials – 12.44%
Arconic Corp., 6.125%, 2/15/2028 (b)	$250,000	250,495
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/2029 (b)	700,000	714,910
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	750,000	744,937
Compass Minerals International, Inc., 6.750%, 12/1/2027 (b)	500,000	481,320
Consolidated Energy Finance SA, 6.500%, 5/15/2026 (b)	1,250,000	1,170,294
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (b)(d)	960,000	844,800
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (b)	1,000,000	911,375
Hecla Mining Co., 7.250%, 2/15/2028	500,000	488,094
Mativ, Inc., 6.875%, 10/1/2026 (b)	500,000	441,235
Mercer International, Inc., 5.125%, 2/1/2029	750,000	703,901
Methanex Corp., 5.125%, 10/15/2027	500,000	463,295
Sylvamo Corp., 7.000%, 9/1/2029 (b)	1,000,000	924,213
Taseko Mines Ltd., 7.000%, 2/15/2026 (b)	500,000	398,230

		8,537,099

Communications – 9.11%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	480,572
Cars.com, Inc., 6.375%, 11/1/2028 (b)	500,000	434,492
Consolidated Communications, Inc., 6.500%, 10/1/2028 (b)	500,000	431,250
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	484,885
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (b)	542,000	485,277
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5.875%, 8/15/2027 (b)	1,000,000	935,985
Entercom Media Corp., 6.500%, 5/1/2027 (b)	100,000	49,757
Entercom Media Corp., 6.750%, 3/31/2029 (b)	200,000	96,970
Gray Escrow, Inc., 5.375%, 11/15/2031 (b)	1,000,000	884,905
Lamar Media Corp., 4.875%, 1/15/2029	250,000	243,459
Nexstar Broadcasting, Inc., 5.625%, 7/15/2027 (b)	250,000	250,404
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (b)	250,000	236,550
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (b)	250,000	201,570
Townsquare Media, Inc., 6.875%, 2/1/2026 (b)	300,000	275,300
Univision Communications, Inc., 6.625%, 6/1/2027 (b)	250,000	250,969
Urban One, Inc., 7.375%, 2/1/2028 (b)	600,000	508,548

		6,250,893

Consumer, Cyclical – 15.67%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (b)	500,000	494,310
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,000,000	876,415
Aramark Services, Inc., 6.375%, 5/1/2025 (b)	500,000	503,120
Arrow Bidco LLC, 9.500%, 3/15/2024 (b)	750,000	753,662
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (b)	250,000	241,823
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.000%, 6/15/2029 (b)	250,000	192,740

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Consumer, Cyclical – (continued)
Carnival Corp., 6.000%, 5/1/2029 (b)	$350,000	$269,671
CD&R Smokey Buyer, Inc., 6.750%, 7/15/2025 (b)	250,000	235,850
Clarios Global LP, 6.750%, 5/15/2025 (b)	226,000	228,039
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (b)	500,000	488,645
FirstCash, Inc., 4.625%, 9/1/2028 (b)	500,000	448,151
Ford Motor Co., 9.000%, 4/22/2025	1,000,000	1,109,000
Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	500,000	425,240
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	500,000	455,530
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (b)	500,000	485,285
Installed Building Products, Inc., 5.750%, 2/1/2028 (b)	100,000	91,837
International Game Technology PLC, 5.250%, 1/15/2029 (b)	200,000	193,418
Lithia Motors, Inc., 4.625%, 12/15/2027 (b)	250,000	236,837
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	500,000	453,773
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027 (b)	250,000	252,886
New Red Finance, Inc., 4.375%, 1/15/2028 (b)	250,000	232,101
Party City Holdings, Inc., 8.750%, 2/15/2026 (b)	250,000	152,125
Six Flags Theme Parks, Inc., 7.000%, 7/1/2025 (b)	126,000	129,735
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (b)	300,000	313,880
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (b)	100,000	91,283
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	250,000	252,788
United Airlines, Inc., 4.375%, 4/15/2026 (b)	500,000	478,580
Univar Solutions USA, Inc., 5.125%, 12/1/2027 (b)	250,000	241,140
White Cap Buyer LLC, 6.875%, 10/15/2028 (b)	500,000	423,665

		10,751,529

Consumer, Non-cyclical – 10.89%
Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027 (b)	250,000	250,580
CPI CG, Inc., 8.625%, 3/15/2026 (b)	234,000	226,913
JBS USA LUX SA / JBS USA Finance, Inc., 6.500%, 4/15/2029 (b)	120,000	122,198
Korn Ferry, 4.625%, 12/15/2027 (b)	250,000	234,750
Mozart Debt Merger Sub, Inc., 5.250%, 10/1/2029 (b)	500,000	450,585
NESCO Holdings, Inc., 5.500%, 4/15/2029 (b)	100,000	86,979
Performance Food Group, Inc., 4.250%, 8/1/2029 (b)	500,000	443,200
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (b)	750,000	685,815
Primo Water Holdings, Inc., 4.375%, 4/30/2029 (b)	1,000,000	865,290
Rent-A-Center, Inc., 6.375%, 2/15/2029 (b)	500,000	397,834
Sabre GLBL, Inc., 9.250%, 4/15/2025 (b)	100,000	101,867
Sabre GLBL, Inc., 7.375%, 9/1/2025 (b)	100,000	98,848
Select Medical Corp., 6.250%, 8/15/2026 (b)	1,000,000	1,002,725
ServiceMaster Co. LLC, 7.450%, 8/15/2027	500,000	582,874
Simmons Foods, Inc., 4.625%, 3/1/2029 (b)	250,000	228,807
Sotheby’s, 7.375%, 10/15/2027 (b)	810,000	781,450
Sotheby’s/Bidfair Holdings, Inc., 5.875%, 6/1/2029 (b)	500,000	434,316
TreeHouse Foods, Inc., 4.000%, 9/1/2028	250,000	217,883
US Foods, Inc., 6.250%, 4/15/2025 (b)	250,000	254,975

		7,467,889

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Energy – 21.36%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 3/1/2027 (b)	$250,000	$248,109
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (b)	1,250,000	1,223,744
Antero Resources Corp., 8.375%, 7/15/2026 (b)	162,000	173,765
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (b)	700,000	654,720
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/2028 (b)	250,000	228,821
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.125%, 1/15/2027 (b)	600,000	518,259
CITGO Petroleum Corp., 7.000%, 6/15/2025 (b)	500,000	493,112
CNX Resources Corp., 6.000%, 1/15/2029 (b)	100,000	97,408
Comstock Resources, Inc., 6.750%, 3/1/2029 (b)	100,000	99,250
Comstock Resources, Inc., 5.875%, 1/15/2030 (b)	100,000	94,004
Continental Resources, Inc., 5.750%, 1/15/2031 (b)	100,000	98,735
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.000%, 2/1/2029 (b)	500,000	457,710
CrownRock LP / CrownRock Finance, Inc., 5.000%, 5/1/2029 (b)	250,000	232,575
DCP Midstream LP, 7.375% (3 Month LIBOR USD + 5.148%), 6/15/2023 (e)	500,000	454,106
Encino Acquisition Partners Holdings LLC, 8.500%, 5/1/2028 (b)	250,000	245,000
EnLink Midstream LLC, 5.625%, 1/15/2028 (b)	100,000	97,237
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (b)	750,000	744,652
Hilcorp Energy I LP / Hilcorp Finance Co., 5.750%, 2/1/2029 (b)	900,000	822,636
Kinetik Holdings LP, 5.875%, 6/15/2030 (b)	250,000	254,336
New Fortress Energy, Inc., 6.750%, 9/15/2025 (b)	250,000	244,391
New Fortress Energy, Inc., 6.500%, 9/30/2026 (b)	500,000	475,725
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028	500,000	454,658
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	250,700
Range Resources Corp., 8.250%, 1/15/2029	100,000	107,197
Shelf Drilling Holdings Ltd, 8.250%, 2/15/2025 (b)	1,500,000	1,173,825
SunCoke Energy, Inc., 4.875%, 6/30/2029 (b)	500,000	424,978
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (b)	500,000	501,581
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.000%, 12/31/2030 (b)	500,000	449,741
Transocean, Inc., 11.500%, 1/30/2027 (b)	113,000	107,384
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026	250,000	235,419
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	689,006
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (b)	250,000	231,018
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/2033 (b)	250,000	217,574
Warrior Met Coal, Inc., 7.875%, 12/1/2028 (b)	2,000,000	1,855,880

		14,657,256

Financial – 14.57%
Coinbase Global, Inc., 3.375%, 10/1/2028 (b)	1,000,000	645,786
Credit Acceptance Corp., 6.625%, 3/15/2026	500,000	498,045
Enact Holdings, Inc., 6.500%, 8/15/2025 (b)	500,000	505,850
Freedom Mortgage Corp., 7.625%, 5/1/2026 (b)	500,000	411,911
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.250% PIK, 9/15/2024 (b)	418,452	323,359
goeasy Ltd., 5.375%, 12/1/2024 (b)	250,000	235,025
goeasy Ltd., 4.375%, 5/1/2026 (b)	500,000	428,652
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (b)	750,000	658,350
Howard Hughes Corp., 5.375%, 8/1/2028 (b)	250,000	234,470
LD Holdings Group LLC, 6.125%, 4/1/2028 (b)	500,000	304,995

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
LPL Holdings, Inc., 4.625%, 11/15/2027 (b)	$500,000	$490,450
MGIC Investment Corp., 5.250%, 8/15/2028	250,000	241,010
MPT Operating Partnership LP / MPT Finance Corp., 3.500%, 3/15/2031	500,000	431,550
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (b)	750,000	695,850
NMI Holdings, Inc., 7.375%, 6/1/2025 (b)	250,000	253,800
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (b)	250,000	230,503
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (b)	500,000	468,700
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (b)	250,000	207,946
PRA Group, Inc., 7.375%, 9/1/2025 (b)	250,000	247,939
PRA Group, Inc., 5.000%, 10/1/2029 (b)	500,000	431,322
Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 4/15/2030 (b)	500,000	399,883
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (b)	500,000	496,775
StoneX Group, Inc., 8.625%, 6/15/2025 (b)	100,000	101,867
United Wholesale Mortgage LLC, 5.500%, 11/15/2025 (b)	500,000	467,500
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (b)	500,000	431,250
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 2/15/2029 (b)	200,000	154,436

		9,997,224

Industrial – 8.25%
Bombardier, Inc., 7.500%, 12/1/2024 (b)	160,000	156,960
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (b)	250,000	224,785
Builders FirstSource, Inc., 5.000%, 3/1/2030 (b)	250,000	231,900
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (b)	500,000	466,882
Cloud Crane LLC, 10.125%, 8/1/2024 (b)	220,000	209,126
Covanta Holding Corp., 5.000%, 9/1/2030	250,000	218,831
Dycom Industries, Inc., 4.500%, 4/15/2029 (b)	100,000	91,865
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (b)	250,000	253,502
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (b)	100,000	89,364
Griffon Corp., 5.750%, 3/1/2028	350,000	334,969
II-VI, Inc., 5.000%, 12/15/2029 (b)	500,000	476,913
MasTec, Inc., 4.500%, 8/15/2028 (b)	500,000	463,941
Matthews International Corp., 5.250%, 12/1/2025 (b)	250,000	228,594
MIWD Holdco LLC / MIWD Finance Corp., 5.500%, 2/1/2030 (b)	100,000	84,786
Moog, Inc., 4.250%, 12/15/2027 (b)	250,000	233,673
Mueller Water Products, Inc., 4.000%, 6/15/2029 (b)	300,000	273,834
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029 (b)	500,000	453,898
Seaspan Corp., 5.500%, 8/1/2029 (b)	500,000	392,560
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (b)	100,000	100,049
SRM Escrow Issuer LLC, 6.000%, 11/1/2028 (b)	250,000	233,073
Vertiv Group Corp., 4.125%, 11/15/2028 (b)	500,000	443,610

		5,663,115

Technology – 0.24%
Seagate HDD Cayman, 3.375%, 7/15/2031	200,000	160,954

Utilities – 1.10%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	251,630

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Utilities – (continued)
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (b)	$500,000	$499,925

		751,555

TOTAL CORPORATE OBLIGATIONS (Cost – $69,852,810)		$64,237,514

Short-Term Investments – 3.81%	Shares
Money Market Funds – 3.81%
First American Government Obligations Fund, Class U, 1.459% (f)	2,615,887	2,615,887

TOTAL SHORT-TERM INVESTMENTS (Cost – $2,615,887)		$2,615,887

TOTAL INVESTMENTS – 97.55% (Cost – $72,959,167)		$66,927,481

Other Assets in Excess of Liabilities – 2.45%		1,683,134

NET ASSETS – 100.00%		$68,610,615

LIBOR: London Inter-Bank Offered Rate

PIK: Payment-In-Kind

(a)

As of July 31, 2022, the Fund has fair valued these securities under the procedures established by the Fund’s Board of Trustees. The value of these securities amounted to $74,080 or 0.11% of net assets. Value determined using significant unobservable inputs.

(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2022, the value of these securities amounted to $52,485,758 or 76.50% of net assets.

(c)	Illiquid security. At July 31, 2022, the value of these securities amounted to $74,080 or 0.11% of net assets.
(d)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2022, the value of securities pledged amounted to $844,800 or 1.23% of net assets.

(e)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2022.

(f)	Rate disclosed is the seven day yield as of July 31, 2022.

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 41.11%
ACC Auto Trust, Series 2021-A, Class A, 1.080%, 4/15/2027 (a)	$757,373	$746,470
ACC Auto Trust, Series 2021-A, Class B, 1.790%, 4/15/2027 (a)	4,611,000	4,431,448
ACC Trust, Series 2019-2, Class B, 3.630%, 8/20/2023 (a)	232,548	233,133
ACC Trust, Series 2021-1, Class B, 1.430%, 7/22/2024 (a)	1,933,943	1,925,478
Affirm Asset Securitization Trust, Series 2021-A, Class D, 3.490%, 8/15/2025 (a)	1,610,000	1,606,746
Affirm Asset Securitization Trust, Series 2021-A, Class E, 5.650%, 8/15/2025 (a)	600,000	598,852
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/17/2026 (a)	250,000	233,235
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.170%, 11/15/2026 (a)	2,588,664	2,513,339
Affirm Asset Securitization Trust, Series 2022-Z1, Class A, 4.550%, 6/15/2027 (a)	1,000,000	993,320
American Credit Acceptance Receivables Trust, Series 2021-2, Class A, 0.370%, 10/15/2024 (a)	36,249	36,236
American Credit Acceptance Receivables Trust, Series 2021-2, Classs C, 0.970%, 7/13/2027 (a)	1,500,000	1,464,610
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)	623,273	609,417
Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046 (a)	3,097,532	2,896,298
Aqua Finance Trust, Series 2020-AA, Class A, 1.900%, 7/17/2046 (a)	4,805,253	4,590,809
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A, 1.190%, 1/15/2027 (a)	698,978	684,920
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.930%, 5/15/2028 (a)	1,394,468	1,376,895
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.370%, 4/15/2027 (a)	3,500,000	3,234,647
Avant Credit Card Master Trust, Series 2021-1A, Class B, 1.620%, 4/15/2027 (a)	2,250,000	2,060,098
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210%, 7/15/2030 (a)	2,000,000	1,889,362
Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.030%, 7/15/2026 (a)	1,000,000	980,570
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,000,000	916,101
BHG Securitization Trust, Series 2021-B, Class A, 0.900%, 10/17/2034 (a)	2,003,394	1,924,240
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.640%, 2/17/2026 (a)	1,250,000	1,195,669
CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.890%, 3/16/2026 (a)	1,250,000	1,249,407
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.070%, 7/15/2025 (a)	4,858,000	4,799,937
Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.430%, 1/15/2026 (a)	2,000,000	1,967,258
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.090%, 1/10/2028	3,170,989	3,035,106
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	3,086,813	2,998,052
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	1,362,185	1,319,725
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	4,600,000	4,425,655
Carvana Auto Receivables Trust, Series 2021-N3, Class N, 2.530%, 6/12/2028 (a)	74,738	74,828
Carvana Auto Receivables Trust, Series 2021-P3, Class N, 1.990%, 9/10/2028 (a)	212,456	212,763
Carvana Auto Receivables Trust, Series 2021-P4, Class N, 2.150%, 9/10/2028 (a)	1,719,577	1,713,602
Carvana Auto Receivables Trust, Series 2021-N4, Class N, 2.990%, 9/10/2028 (a)	1,017,331	1,016,810
Carvana Auto Receivables Trust, Series 2022-N1, Class N, 4.600%, 12/10/2028 (a)	2,000,000	1,998,644
Carvana Auto Receivables Trust, Series 2022-P1, Class N, 4.350%, 1/10/2029 (a)	394,982	393,689
CFMT Issuer Trust, Series 2021-GRN1, Class A, 1.100%, 3/20/2041 (a)	1,932,964	1,868,212
CFMT LLC, Series 2021-AL1, Class B, 1.390%, 9/22/2031 (a)	3,278,740	3,192,673
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.991%, 1/25/2028 (a)	259,833	255,761
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.389%, 1/25/2028 (a)	714,540	705,658
Chase Auto Credit Linked Notes, Series 2020-2, Class B, 0.840%, 2/25/2028 (a)	356,865	349,766
Chase Auto Credit Linked Notes, Series 2020-2, Class C, 1.139%, 2/25/2028 (a)	356,865	349,286
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/2028 (a)	2,603,284	2,538,910
Chase Auto Credit Linked Notes, Series 2021-1, Class C, 1.024%, 9/25/2028 (a)	1,115,693	1,086,877
Chase Auto Credit Linked Notes, Series 2021-2, Class D, 1.138%, 12/25/2028 (a)	936,059	907,904
Conn’s Receivables Funding LLC, Series 2021-A, Class A, 1.050%, 5/15/2026 (a)	535,675	531,992
Conn’s Receivables Funding LLC, Series A, Class A, 1.000%, 12/15/2026 (a)	1,000,000	1,005,363
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-33, Class PT, 11.439%, 10/17/2044 (a)(b)	1,314,383	1,258,982

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	$602,875	$596,757
Consumer Loan Underlying Bond Credit Trust, Series 2018-P1, Class C, 5.210%, 7/15/2025 (a)	12,024	12,047
Consumer Loan Underlying Bond Credit Trust, Series 2018-P2, Class C, 5.210%, 10/15/2025 (a)	186,153	186,464
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class C, 5.540%, 1/15/2026 (a)	680,268	680,703
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	500,000	462,595
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.550%, 12/17/2029 (a)	2,000,000	1,999,700
CPS Auto Receivables Trust, Series 2018-B, Class D, 4.260%, 3/15/2024 (a)	111,411	111,553
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.170%, 6/16/2025 (a)	144,958	144,641
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.880%, 6/15/2026 (a)	1,788,971	1,770,654
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.830%, 9/15/2026 (a)	1,000,000	975,862
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.230%, 3/15/2027 (a)	1,600,000	1,540,989
CPS Auto Receivables Trust, Series 2020-C, Class E, 4.220%, 5/15/2027 (a)	2,925,000	2,836,443
CPS Auto Receivables Trust, Series 2021-D, Class D, 2.310%, 10/15/2027 (a)	2,000,000	1,869,450
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	500,000	458,387
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.880%, 4/15/2030	1,000,000	999,895
CPS Auto Receivables Trust, Series 2018-C, Class D, 4.400%, 6/17/2024 (a)	23,021	23,090
CPS Auto Receivables Trust, Series 2021-C, Class C, 1.210%, 6/15/2027 (a)	5,000,000	4,828,070
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.930%, 9/15/2029 (a)	400,000	386,636
Credit Suisse ABS Trust, Series 2020-AT1, Class A, 2.625%, 10/15/2026 (a)	328,707	319,871
Donlen Fleet Lease Funding LLC, Series 2021-2, Class B, 0.980%, 12/11/2034 (a)	1,500,000	1,419,525
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.300%, 9/16/2024	196,314	196,934
DT Auto Owner Trust, Series 2021-3A, Class C, 0.870%, 5/17/2027 (a)	2,582,000	2,430,881
DT Auto Owner Trust, Series 2022-1A, Class C, 2.960%, 11/15/2027 (a)	2,000,000	1,924,706
DT Auto Owner Trust, Series 2021-3A, Class E, 2.650%, 9/15/2028 (a)	500,000	424,653
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.620%, 9/16/2024 (a)	1,900,000	1,899,407
FHF Trust, Series 2021-2A, Class A, 0.830%, 12/15/2026 (a)	2,093,720	2,028,603
FHF Trust, Series 2021-1A, Class A, 1.270%, 3/15/2027 (a)	2,656,579	2,563,097
First Investors Auto Owner Trust, Series 2020-1A, Class D, 3.150%, 4/15/2026 (a)	1,000,000	983,255
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.690%, 7/15/2026 (a)	500,000	477,117
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	450,000	438,595
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.890%, 3/15/2027 (a)	1,450,000	1,407,480
First Investors Auto Owner Trust, Series 2021-2A, Class C, 1.470%, 11/15/2027 (a)	2,402,000	2,256,263
Flagship Credit Auto Trust, Series 2021-3, Class C, 1.460%, 9/15/2027 (a)	5,000,000	4,685,580
Foundation Finance Trust, Series 2020-1A, Class A, 3.540%, 7/15/2040 (a)	1,245,191	1,226,117
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	1,180,514	1,092,984
Foundation Finance Trust, Series 2021-2A, Class A, 2.190%, 1/15/2042 (a)	1,393,812	1,315,489
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.870%, 1/15/2026 (a)	10,160,000	9,929,002
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	5,540,000	5,377,955
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.020%, 9/15/2026 (a)	4,300,000	4,146,894
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	2,600,000	2,602,868
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)	1,400,000	1,404,465
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.310%, 7/15/2027 (a)	3,000,000	2,868,255
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class B, 5.190%, 10/15/2027 (a)(c)	1,200,000	1,207,030
FREED ABS Trust, Series 2021-2, Class B, 1.030%, 6/19/2028 (a)	375,377	373,104
FREED ABS Trust, Series 2021-3FP, Class C, 1.600%, 11/20/2028 (a)	4,750,000	4,533,210

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650%, 9/22/2025 (a)	$2,000,000	$1,913,964
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.200%, 12/20/2026 (a)	2,000,000	1,880,016
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.090%, 8/15/2026 (a)	1,750,000	1,718,115
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	450,000	440,360
GLS Auto Receivables Issuer Trust, Series 2021-4, Class C, 1.940%, 10/15/2027 (a)	2,000,000	1,895,362
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/26/2051 (a)	2,881,722	2,723,377
Hertz Vehicle Financing LLC, Series 2022-1A, Class A, 1.990%, 6/25/2026 (a)	3,300,000	3,127,634
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/25/2025 (a)	5,330,000	5,011,239
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.050%, 12/25/2025 (a)	2,000,000	1,870,914
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.300%, 8/17/2026 (a)	2,025,838	1,977,481
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.460%, 6/15/2026 (a)	3,032,117	2,934,564
LendingClub Receivables Trust, Series 2020-6A, Class A, 2.750%, 11/15/2047 (a)	581,625	581,069
Lendingpoint Asset Securitization Trust, Series 2021-A, Class B, 1.460%, 12/15/2028 (a)	6,250,000	6,059,550
Lendingpoint Asset Securitization Trust, Series 2021-B, Class A, 1.110%, 2/15/2029 (a)	2,238,371	2,199,515
Lendingpoint Asset Securitization Trust, Series 2021-B, Class B, 1.680%, 2/15/2029 (a)	1,000,000	955,707
Lendingpoint Asset Securitization Trust, Series 2022-A, Class B, 2.410%, 6/15/2029 (a)	1,750,000	1,691,384
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A, 4.770%, 10/15/2029 (a)	968,129	961,408
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.731%, 10/15/2028 (a)	2,000,000	1,958,148
LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.500%, 3/15/2028 (a)	1,592,544	1,528,061
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.250%, 4/15/2028 (a)	1,765,199	1,706,933
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	2,200,000	2,188,998
LL ABS Trust, Series 2021-1A, Class A, 1.070%, 5/15/2029 (a)	2,875,873	2,770,156
LL ABS Trust, Series 2021-1A, Class B, 2.170%, 5/15/2029 (a)	1,000,000	919,192
LP LMS Asset Securitization Trust, Series 2021-2A, Class A, 1.750%, 1/15/2029 (a)	1,076,713	1,051,461
Marlette Funding Trust, Series 2018-3A, Class C, 4.630%, 9/15/2028 (a)	97,678	97,296
Marlette Funding Trust, Series 2019-4A, Class C, 3.760%, 12/15/2029 (a)	7,115,268	7,011,770
Marlette Funding Trust, Series 2020-1A, Class D, 3.540%, 3/15/2030 (a)	13,750,000	13,495,900
Marlette Funding Trust, Series 2021-1A, Class A, 0.600%, 6/16/2031 (a)	51,370	51,292
Marlette Funding Trust, Series 2021-1A, Class B, 1.000%, 6/16/2031 (a)	300,000	294,599
Marlette Funding Trust, Series 2021-1A, Class C, 1.410%, 6/16/2031 (a)	1,100,000	1,038,530
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	1,000,000	922,212
Marlette Funding Trust, Series 2021-2A, Class B, 1.060%, 9/15/2031 (a)	3,250,000	3,123,947
Marlette Funding Trust, Series 2021-3A, Class B, 1.300%, 12/15/2031 (a)	3,000,000	2,825,754
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026 (a)	14,562,000	13,819,775
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026 (a)	5,000,000	4,764,130
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026 (a)	2,000,000	1,936,518
Octane Receivables Trust, Series 2021-2A, Class A, 1.210%, 9/20/2028 (a)	860,623	830,337
Oportun Funding LLC, Series 2022-1, Class A, 4.063%, 6/15/2029 (a)	1,541,355	1,521,231
Oportun Issuance Trust, Series 2021-C, Class A, 2.180%, 10/8/2031 (a)	2,000,000	1,808,276
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)	5,031,438	4,927,241
Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130%, 11/15/2027 (a)	10,045,859	9,352,283
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	199,918	183,888
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	2,042,873	1,946,753
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class B, 1.820%, 1/16/2029 (a)	2,145,495	2,068,725
Pagaya AI Debt Selection Trust, Series 2021-3, Class A, 1.150%, 5/15/2029 (a)	20,869,983	20,338,654
Pagaya AI Debt Selection Trust, Series 2021-3, Class B, 1.740%, 5/15/2029 (a)	2,999,837	2,817,138
Pagaya AI Debt Selection Trust, Series 2021-5, Class A, 1.530%, 8/15/2029 (a)	4,803,263	4,649,996
Pagaya AI Debt Selection Trust, Series 2022-1, Class A, 2.030%, 10/15/2029 (a)	5,078,423	4,910,992
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	1,500,000	1,371,736

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Prosper Marketplace Issuance Trust, Series 2019-3A, Class C, 4.940%, 9/15/2025 (a)	$50,293	$50,381
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.570%, 10/15/2025 (a)	2,500,000	2,420,237
Santander Bank Auto Credit-Linked Notes Series, Series 2022-A, Class B, 5.281%, 5/17/2032 (a)	362,462	358,092
Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.240%, 4/15/2025 (a)	3,000,000	2,961,435
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037 (a)	12,206,925	11,317,101
Tesla Auto Lease Trust, Series 2020-A, Class D, 2.330%, 2/20/2024 (a)	4,000,000	3,917,384
Tesla Auto Lease Trust, Series 2020-A, Class E, 4.640%, 8/20/2024 (a)	700,000	695,295
Tesla Auto Lease Trust, Series 2021-A, Class B, 1.020%, 3/20/2025 (a)	3,000,000	2,885,946
Theorem Funding Trust, Series 2021-1A, Class A, 1.210%, 12/15/2027 (a)	1,708,962	1,672,946
Theorem Funding Trust, Series 2021-1A, Class B, 1.840%, 12/15/2027 (a)	2,000,000	1,847,332
Theorem Funding Trust, Series 2022-1A, Class A, 1.850%, 2/15/2028 (a)	3,670,947	3,602,682
Theorem Funding Trust, Series 2022-2A, Class A, 6.060%, 12/15/2028 (a)	1,000,000	1,012,804
Tidewater Auto Receivables Trust, Series 2020-AA, Class B, 1.610%, 3/15/2025 (a)	517,131	516,913
Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.740%, 4/15/2024 (a)	816,313	813,122
Tricolor Auto Securitization Trust, Series 2021-1A, Class C, 1.330%, 9/16/2024 (a)	7,000,000	6,850,011
Tricolor Auto Securitization Trust, Series 2022-1A, Class B, 5.010%, 5/15/2025 (a)	800,000	790,681
U.S. Auto Funding Trust, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	1,300,000	1,308,177
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	1,450,000	1,370,643
United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.410%, 12/10/2025 (a)	1,000,000	999,567
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.610%, 6/10/2027 (a)	2,000,000	1,945,964
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A, 4.000%, 7/15/2025 (a)	180,105	180,385
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	812,760	814,263
Upgrade Master Pass-Thru Trust, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	13,744	13,775
Upgrade Master Pass-Thru Trust, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	36,778	36,847
Upstart Pass-Through Trust, Series 2020-ST6, Class A, 3.000%, 1/20/2027 (a)	910,514	892,446
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	3,586,862	3,492,714
Upstart Pass-Through Trust, Series 2021-ST2, Class A, 2.500%, 4/20/2027 (a)	7,375,593	7,195,113
Upstart Pass-Through Trust, Series 2021-ST3, Class A, 2.000%, 5/20/2027 (a)	5,347,055	5,166,736
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)	5,432,075	5,157,901
Upstart Pass-Through Trust, Series 2021-ST5, Class A, 2.000%, 7/20/2027 (a)	3,115,515	3,037,982
Upstart Pass-Through Trust, Series 2021-ST6, Class A, 1.850%, 8/20/2027 (a)	6,020,126	5,828,301
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)	1,436,054	1,414,601
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (a)	3,329,280	3,257,611
Upstart Pass-Through Trust, Series 2021-ST7, Class A, 1.850%, 9/20/2029 (a)	1,896,521	1,876,763
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)	3,933,262	3,734,322
Upstart Pass-Through Trust, Series 2021-ST10, Class A, 2.250%, 1/20/2030 (a)	4,029,904	3,874,837
Upstart Pass-Through Trust, Series 2022-2A, Class A, 4.250%, 6/17/2030 (a)	929,971	919,335
Upstart Pass-Through Trust, Series 2022-ST1, Class A, 2.600%, 3/20/2030 (a)	3,443,731	3,380,986
Upstart Securitization Trust, Series 2019-2, Class C, 4.783%, 9/20/2029 (a)	3,977,082	3,974,437
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/2030 (a)	1,900,000	1,891,418
Upstart Securitization Trust, Series 2020-2, Class A, 2.309%, 11/20/2030 (a)	3,846,822	3,775,664
Upstart Securitization Trust, Series 2020-3, Class B, 3.014%, 11/20/2030 (a)	8,148,000	8,000,407
Upstart Securitization Trust, Series 2021-1, Class B, 1.890%, 3/20/2031 (a)	3,900,000	3,766,039
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	900,000	836,019
Upstart Securitization Trust, Series 2021-2, Class A, 0.910%, 6/20/2031 (a)	4,138,962	4,079,034
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	250,000	234,535
Upstart Securitization Trust, Series 2021-3, Class A, 0.830%, 7/20/2031 (a)	3,213,668	3,118,965
Upstart Securitization Trust, Series 2021-3, Class B, 1.660%, 7/20/2031 (a)	1,250,000	1,171,872
Upstart Securitization Trust, Series 2021-4, Class A, 0.840%, 9/20/2031 (a)	9,639,786	9,295,530

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Upstart Securitization Trust, Series 2021-5, Class B, 2.490%, 11/20/2031 (a)	$1,000,000	$928,761
US Auto Funding, Series 2021-1A, Class B, 1.490%, 3/17/2025 (a)	1,676,000	1,635,422
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	500,000	486,734
USASF Receivables LLC, Series 2020-1A, Class C, 5.940%, 8/15/2024 (a)	2,000,000	2,008,040
Verizon Master Trust, Series 2021-2, Class B, 1.280%, 4/20/2028	4,800,000	4,587,619
Veros Automobile Receivables Trust, Series 2022-1, Class A, 3.470%, 12/15/2025 (a)	1,485,458	1,471,334
Veros Automobile Receivables Trust, Series 2021-1, Class A, 0.920%, 10/15/2026 (a)	622,036	610,912
Westlake Automobile Receivables Trust, Series 2021-2A, Class E, 2.380%, 3/15/2027 (a)	2,250,000	2,045,743
Westlake Automobile Receivables Trust, Series 2022-1A, Class B, 2.750%, 3/15/2027 (a)	2,000,000	1,950,920

TOTAL ASSET-BACKED SECURITIES (Cost – $482,074,168)		$465,470,646

Collateralized Loan Obligations – 9.38%
Atrium CLO Ltd., Series 12A, Class AR, 3.589% (3 Month LIBOR USD + 0.830%), 4/22/2027 (a)(d)	4,210,189	4,128,010
Barings Middle Market CLO Ltd., Series 2021-IA, Class X, 1.399% (3 Month LIBOR USD + 1.250%), 7/20/2033 (a)(d)	3,428,571	3,423,264
BNPP IP CLO Ltd., Series 2014-2A, Class CR, 3.686% (3 Month LIBOR USD + 2.400%), 10/30/2025 (a)(d)	1,508,070	1,502,768
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 3.783% (3 Month LIBOR USD + 1.000%), 4/25/2034 (a)(d)	3,157,895	3,156,673
Cedar Funding CLO Ltd., Series 2014-4A, Class X, 3.683% (3 Month LIBOR USD + 0.900%), 7/24/2034 (a)(d)	1,904,760	1,903,981
Cerberus Loan Funding LP, Series 2021-6A, Class A, 3.912% (3 Month LIBOR USD + 1.400%), 11/22/2033 (a)(d)	3,208,962	3,190,539
CIFC Funding Ltd., Series 2015-3A, Class AR, 3.608% (3 Month LIBOR USD + 0.870%), 4/19/2029 (a)(d)	4,843,329	4,769,802
Elevation CLO Ltd., Series 2021-13A, Class X, 3.512% (3 Month LIBOR USD + 1.000%), 7/17/2034 (a)(d)	2,400,000	2,399,234
Elevation CLO Ltd., Series 2021-14A, Class X, 3.660% (3 Month LIBOR USD + 0.950%), 10/20/2034 (a)(d)	3,250,000	3,248,889
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class A1AR, 4.473% (3 Month LIBOR USD + 1.690%), 1/26/2032 (a)(d)	7,818,749	7,757,341
Gallatin CLO Ltd., Series 2018-1A, Class A, 3.782% (3 Month LIBOR USD + 1.050%), 1/21/2028 (a)(d)	1,305,494	1,292,829
Great Lakes CLO Ltd., Series 2021-5A, Class AX, 3.462% (3 Month LIBOR USD + 0.950%), 4/15/2033 (a)(d)	2,608,571	2,577,449
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class CR, 4.933% (3 Month LIBOR USD + 2.150%), 7/26/2027 (a)(d)	5,884,000	5,782,578
Hayfin Kingsland Ltd., Series 2019-2A, Class XR, 3.660% (3 Month LIBOR USD + 0.950%), 10/20/2034 (a)(d)	2,700,000	2,699,328
Highbridge Loan Management Ltd., Series 2015-7A, Class BR, 2.591% (3 Month LIBOR USD + 1.180%), 3/15/2027 (a)(d)	4,000,000	3,922,648
ICG US CLO Ltd., Series 2015-1X, Class A1R, 3.878% (3 Month LIBOR USD + 1.140%), 10/19/2028 (d)(e)	1,934,582	1,913,652
Jamestown CLO Ltd., Series 2016-9A, Class XRR, 3.683% (3 Month LIBOR USD + 0.900%), 7/25/2034 (a)(d)	3,000,001	2,999,260
Lake Shore MM CLO Ltd., Series 2021-1A, Class X, 1.180% (3 Month LIBOR USD + 1.180%), 10/17/2033 (a)(d)	4,116,667	4,109,854

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
LCM LP, Series 20A, Class AR, 3.750% (3 Month LIBOR USD + 1.040%), 10/20/2027 (a)(d)	$788,764	$781,289
Marble Point CLO Ltd., Series 2020-3A, Class X, 3.588% (3 Month LIBOR USD + 0.850%), 1/19/2034 (a)(d)	1,333,332	1,332,948
Medalist Partners Corporate Finance CLO Ltd., Series 2020-1A, Class X, 3.640% (3 Month LIBOR USD + 0.900%), 4/18/2033 (a)(d)	600,000	600,000
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, 4.059% (3 Month LIBOR USD + 1.300%), 4/23/2029 (a)(d)	2,759,416	2,716,907
Monroe Capital MML CLO Ltd., Series 2018-1A, Class A, 3.962% (3 Month LIBOR USD + 1.450%), 4/15/2030 (a)(d)	2,359,314	2,330,113
Monroe Capital MML CLO Ltd., Series 2021-2A, Class X, 2.745% (3 Month LIBOR USD + 1.000%), 9/14/2033 (a)(d)	4,186,000	4,180,202
Mountain View CLO Ltd., Series 2016-1A, Class XR, 3.283% (3 Month LIBOR USD + 0.800%), 4/14/2033 (a)(d)	2,105,263	2,105,263
Mountain View CLO Ltd., Series 2019-1A, Class XR, 3.262% (3 Month LIBOR USD + 0.750%), 10/16/2034 (a)(d)	2,718,750	2,718,337
Neuberger Berman CLO Ltd., Series 2015-20A, Class XR, 3.462% (3 Month LIBOR USD + 0.950%), 7/17/2034 (a)(d)	4,000,000	3,998,356
Northwoods Capital Ltd., Series 2019-20A, Class X, 3.583% (3 Month LIBOR USD + 0.800%), 1/26/2032 (a)(d)	214,404	214,353
OZLM Ltd., Series 2015-14A, Class X, 3.512% (3 Month LIBOR USD + 1.000%), 7/17/2034 (a)(d)	733,333	733,116
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 2.708% (3 Month LIBOR USD + 1.230%), 11/20/2029 (a)(d)	5,916,764	5,856,324
Sculptor CLO Ltd., Series 25A, Class X, 3.262% (3 Month LIBOR USD + 0.750%), 1/15/2031 (a)(d)	1,500,000	1,499,846
Symphony CLO Ltd., Series 2014-14A, Class AR, 3.433% (3 Month LIBOR USD + 0.950%), 7/14/2026 (a)(d)	335,123	333,662
Symphony CLO Ltd., Series 2021-25A, Class X, 3.438% (3 Month LIBOR USD + 0.700%), 4/19/2034 (a)(d)	750,000	749,868
TCW CLO Ltd., Series 2019-1A, Class XR, 2.411% (3 Month LIBOR USD + 1.000%), 8/16/2034 (a)(d)	3,200,000	3,199,107
TCW CLO Ltd., Series 2020-1A, Class XRR, 3.560% (3 Month LIBOR USD + 0.850%), 4/20/2034 (a)(d)	2,857,143	2,855,991
TCW CLO Ltd., Series 2021-2A, Class X, 3.783% (3 Month LIBOR USD + 1.000%), 7/25/2034 (a)(d)	3,200,000	3,198,982
THL Credit Lake Shore MM CLO Ltd., Series 2019-1A, Class X, 3.512% (3 Month LIBOR USD + 1.000%), 4/15/2033 (a)(d)	2,333,333	2,331,107
Wellfleet CLO Ltd., Series 2019-XA, Class X, 3.710% (3 Month LIBOR USD + 1.000%), 7/20/2032 (a)(d)	3,409,091	3,408,160
WhiteHorse CLO Ltd., Series 2014-9A, Class C, 5.440% (3 Month LIBOR USD + 2.700%), 7/17/2026 (a)(d)	269,421	268,263

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $106,825,193)		$106,190,293

Commercial Mortgage-Backed Securities – 2.88%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, 3.199% (1 Month LIBOR USD + 1.200%), 6/17/2036 (a)(d)	2,000,000	1,968,294
BDS Ltd., Series 2021-FL8, Class B, 3.506% (1 Month LIBOR USD + 1.350%), 1/18/2036 (a)(d)	2,000,000	1,895,246

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 2.949% (1 Month LIBOR USD + 0.950%), 9/15/2036 (a)(d)	$2,000,000	$1,895,912
BXP Trust, Series 2017-CQHP, Class A, 2.849% (1 Month LIBOR USD + 0.850%), 11/15/2034 (a)(d)	1,000,000	993,097
BXP Trust, Series 2017-CQHP, Class C, 3.249% (1 Month LIBOR USD + 1.250%), 11/15/2034 (a)(d)	3,000,000	2,963,784
CSMC Trust, Series 2017-PFHP, Class A, 2.949% (1 Month LIBOR USD + 0.950%), 12/16/2030 (a)(d)	620,000	620,722
Extended Stay America Trust, Series 2021-ESH, Class B, 3.380% (1 Month LIBOR USD + 1.380%), 7/15/2038 (a)(d)	1,391,436	1,333,412
Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 3.873% (TSFR1M + 1.914%), 12/15/2039 (a)(d)	5,000,000	4,832,890
GS Mortgage-Backed Securities Corp Trust, Series 2022-SHIP, Class A, 2.690% (TSFR1M + 0.731%), 8/15/2036 (a)(d)	2,000,000	1,963,492
GS Mortgage-Backed Securities Corp. Trust, Series 2018-TWR, Class B, 3.449% (1 Month LIBOR USD + 1.200%), 7/15/2031 (a)(d)	775,000	760,170
GS Mortgage-Backed Securities Trust, Series 2018-HART, Class B, 3.300% (1 Month LIBOR USD + 1.300%), 10/15/2031 (a)(d)	683,000	658,075
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 3.449% (1 Month LIBOR USD + 1.450%), 4/15/2031 (a)(d)	1,253,000	1,203,961
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A, 2.959% (1 Month LIBOR USD + 0.960%), 7/15/2036 (a)(d)	765,000	745,119
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 3.499% (1 Month LIBOR USD + 1.500%), 7/15/2036 (a)(d)	1,000,000	974,475
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, 3.859% (1 Month LIBOR USD + 1.600%), 7/25/2036 (a)(d)	1,950,000	1,832,772
Velocity Commercial Capital Loan Trust, Series 2021-2, Class A, 1.520%, 8/25/2051 (a)(b)	4,298,538	4,056,548
Velocity Commercial Capital Loan Trust, Series 2021-3, Class A, 1.960%, 10/25/2051 (a)(b)	2,824,711	2,638,458
Velocity Commercial Capital Loan Trust, Series 2021-4, Class A, 2.520%, 12/25/2051 (a)(b)	1,325,203	1,261,674

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $33,796,642)		$32,598,101

Commercial Mortgage-Backed Securities – U.S. Government Agency – 5.27%
Federal Home Loan Mortgage Corp., Series K-F29, Class A, 2.147% (1 Month LIBOR USD + 0.360%), 2/25/2024 (d)	1,342,065	1,342,232
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 4.087% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(d)	404,730	396,137
Federal Home Loan Mortgage Corp., Series K-F51, Class A, 2.187% (1 Month LIBOR USD + 0.400%), 8/25/2025 (d)	4,981,739	4,970,849
Federal Home Loan Mortgage Corp., Series K-F60, Class A, 2.277% (1 Month LIBOR USD + 0.490%), 2/25/2026 (d)	1,262,376	1,259,600
Federal Home Loan Mortgage Corp., Series K-F62, Class A, 2.267% (1 Month LIBOR USD + 0.480%), 4/25/2026 (d)	1,232,151	1,228,017
Federal Home Loan Mortgage Corp., Series K-F64, Class A, 2.227% (1 Month LIBOR USD + 0.440%), 6/25/2026 (d)	439,288	437,588
Federal Home Loan Mortgage Corp., Series K-F68, Class A, 2.277% (1 Month LIBOR USD + 0.490%), 7/27/2026 (d)	6,310,850	6,300,702
Federal Home Loan Mortgage Corp., Series K-F74, Class AS, 1.642% (MSOFR1MC + 0.530%), 1/25/2027 (d)	361,743	359,746

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – U.S. Government Agency – (continued)
Federal Home Loan Mortgage Corp., Series K-F74, Class AL, 2.227% (1 Month LIBOR USD + 0.440%), 1/25/2027 (d)	$2,893,944	$2,882,701
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 1.489% (SOFR30A + 0.400%), 6/25/2027 (d)	1,913,255	1,906,336
Federal Home Loan Mortgage Corp., Series K-F86, Class AS, 1.409% (SOFR30A + 0.320%), 8/25/2027 (d)	8,119,134	8,065,548
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 2.077% (1 Month LIBOR USD + 0.290%), 8/25/2027 (d)	2,476,674	2,461,215
Federal Home Loan Mortgage Corp., Series K-F93, Class AS, 1.399% (SOFR30A + 0.310%), 10/25/2027 (d)	1,497,316	1,483,805
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 2.067% (1 Month LIBOR USD + 0.280%), 10/25/2027 (d)	1,751,247	1,741,421
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 1.269% (SOFR30A + 0.180%), 1/25/2028 (d)	4,202,773	4,094,517
Federal Home Loan Mortgage Corp., Series K-F43, Class A, 2.027% (1 Month LIBOR USD + 0.240%), 1/25/2028 (d)	2,660,940	2,644,274
Federal Home Loan Mortgage Corp., Series K-F48, Class A, 2.077% (1 Month LIBOR USD + 0.290%), 6/25/2028 (d)	1,103,011	1,091,908
Federal Home Loan Mortgage Corp., Series KF57, Class A, 2.327% (1 Month LIBOR USD + 0.540%), 12/25/2028 (d)	1,505,470	1,493,634
Federal Home Loan Mortgage Corp., Series K-F61, Class A, 2.317% (1 Month LIBOR USD + 0.530%), 3/25/2029 (d)	2,325,959	2,319,395
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 2.087% (1 Month LIBOR USD + 0.300%), 7/25/2030 (d)	3,041,274	3,010,591
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 1.449% (SOFR30A + 0.360%), 10/25/2030 (d)	682,543	678,186
Federal Home Loan Mortgage Corp., Series K-F91, Class AL, 2.117% (1 Month LIBOR USD + 0.330%), 10/25/2030 (d)	1,320,612	1,304,792
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 1.389% (SOFR30A + 0.300%), 11/25/2030 (d)	717,446	707,237
Federal Home Loan Mortgage Corp., Series K-F94, Class AL, 2.087% (1 Month LIBOR USD + 0.300%), 11/25/2030 (d)	1,504,232	1,483,128
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 1.289% (SOFR30A + 0.200%), 12/26/2030 (d)	1,594,023	1,558,720
Federal National Mortgage Association, Series 2013-M2, Class AFL, 2.609% (1 Month LIBOR USD + 0.350%), 1/25/2023 (d)	2,523,649	2,525,769
Federal National Mortgage Association, 2.500%, 9/1/2024	1,972,412	1,883,677

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $60,229,672)		$59,631,725

Corporate Obligations – 1.41%
Basic Materials – 0.29%
Compass Minerals International, Inc., 4.875%, 7/15/2024 (a)	3,000,000	2,794,212
FMG Resources Ltd., 5.125%, 5/15/2024 (a)	500,000	504,895

		3,299,107

Consumer, Non-cyclical – 0.31%
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.250%, 4/15/2024 (a)	3,500,000	3,499,720

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Energy – 0.09%
Occidental Petroleum Corp., 6.950%, 7/1/2024	$1,000,000	$1,050,645

Financial – 0.72%
goeasy Ltd., 5.375%, 12/1/2024 (a)	1,000,000	940,101
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	2,000,000	2,001,371
OneMain Finance Corp., 6.125%, 3/15/2024	1,275,000	1,259,279
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	4,000,000	3,974,200

		8,174,951

TOTAL CORPORATE OBLIGATIONS (Cost – $16,728,245)		$16,024,423

Residential Mortgage-Backed Securities – 31.19%
Banc of America Funding Corp., Series 2015-R3, Class 7A1, 2.464% (1 Month LIBOR USD + 0.205%), 4/29/2037 (a)(d)	3,108,003	3,061,920
Bellemeade Re Ltd., Series 2018-3A, Class M1B, 4.109% (1 Month LIBOR USD + 1.850%), 10/25/2028 (a)(d)	784,189	784,129
Bellemeade Re Ltd., Series 2019-3A, Class M1C, 4.209% (1 Month LIBOR USD + 1.950%), 7/25/2029 (a)(d)	1,397,350	1,345,545
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A2, 1.853%, 4/25/2060 (a)(b)	3,107,232	2,965,691
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A2, 1.789%, 5/25/2060 (a)(b)	1,001,124	990,741
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/2060 (a)(b)	693,437	689,176
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(f)	4,833,375	4,656,556
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(f)	1,709,885	1,673,108
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/2036 (a)(b)	1,433,563	1,405,050
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 3.159% (1 Month LIBOR USD + 0.900%), 8/25/2049 (a)(d)	1,541,244	1,500,351
CIM Trust, Series 2019-INV1, Class A2, 3.259% (1 Month LIBOR USD + 1.000%), 2/25/2049 (a)(d)	62,473	58,743
CIM Trust, Series 2019-INV2, Class A11, 2.574% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(d)	224,637	216,232
CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059 (a)(f)	3,360,228	3,226,316
COLT Funding LLC, Series 2021-3R, Class A3, 1.513%, 12/26/2064 (a)(b)	961,849	926,483
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853%, 3/25/2065 (a)(b)	359,077	357,618
COLT Mortgage Loan Trust, Series 2020-2, Class A3, 3.698%, 3/25/2065 (a)(b)	1,710,000	1,675,651
COLT Mortgage Loan Trust, Series 2020-3, Class A1, 1.506%, 4/27/2065 (a)(b)	1,168,775	1,145,552
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.380%, 4/27/2065 (a)(b)	342,353	336,117
COLT Mortgage Loan Trust, Series 2021-2, Class A2, 1.130%, 8/25/2066 (a)(b)	807,606	711,187
COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.956%, 9/27/2066 (a)(b)	9,697,147	8,503,806
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726%, 11/25/2066 (a)(b)	3,624,311	3,287,221
COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/27/2066 (a)(b)	5,758,644	5,370,143
COLT Mortgage Loan Trust, Series 2022-7, Class A3, 6.250%, 7/25/2067 (a)(b)	700,000	699,984
COLT Mortgage Loan Trust, Series 2021-1R, Class A3, 1.421%, 5/25/2065 (a)(b)	869,611	840,277
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.229%, 4/25/2065 (a)(f)	10,000,000	9,833,400
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A3, 2.734%, 4/25/2065 (a)(f)	5,000,000	4,865,980
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(b)	4,432,363	4,003,740

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (a)(f)	$857,459	$845,700
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(f)	1,914,486	1,870,761
CSMC Trust, Series 2020-AFC1, Class A3, 2.514%, 2/25/2050 (a)(b)	568,261	547,453
CSMC Trust, Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (a)(f)	1,777,506	1,741,471
CSMC Trust, Series 2021-NQM1, Class A1, 0.809%, 5/25/2065 (a)(b)	1,911,699	1,829,148
CSMC Trust, Series 2020-NQM1, Class A3, 1.722%, 5/25/2065 (a)(f)	1,905,033	1,836,749
CSMC Trust, Series 2021-NQM3, Class A3, 1.632%, 4/25/2066 (a)(b)	6,454,133	5,962,767
CSMC Trust, Series 2021-NQM5, Class A3, 1.349%, 5/25/2066 (a)(b)	3,591,813	3,282,518
CSMC Trust, Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (a)(b)	4,432,363	4,070,669
CSMC Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(b)	3,799,749	3,538,619
CSMC Trust, Series 2022-NQM1, Class A3, 2.675%, 11/25/2066 (a)(b)	9,461,206	8,628,847
Deephaven Residential Mortgage Trust, Series 2021-1, Class A1, 0.715%, 5/25/2065 (a)(b)	1,405,574	1,391,294
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3, 1.260%, 4/25/2066 (a)(b)	1,041,369	968,273
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1, 1.931%, 11/25/2066 (a)(b)	4,601,675	4,188,702
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.206%, 1/25/2067 (a)(b)	2,088,325	1,920,132
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 2.959% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(d)	1,226,830	1,187,836
FWD Securitization Trust, Series 2019-INV1, Class A2, 3.010%, 6/25/2049 (a)(b)	652,092	646,183
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.340%, 1/25/2050 (a)(b)	1,776,720	1,724,569
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(b)	46,521	47,094
GCAT Trust, Series 2019-NQM3, Class A3, 3.043%, 11/25/2059 (a)(b)	10,288,031	9,904,689
GCAT Trust, Series 2020-NQM1, Class A3, 2.554%, 1/25/2060 (a)(f)	394,163	382,417
GCAT Trust, Series 2020-NQM2, Class A1, 1.555%, 4/25/2065 (a)(f)	1,009,061	981,009
GCAT Trust, Series 2021-NQM7, Class A1, 1.915%, 8/25/2066 (a)(b)	2,269,718	2,174,994
GS Mortgage-Backed Securities Corp. Trust, Series 2014-EB1A, Class B2, 2.705%, 7/25/2044 (a)(b)	2,333,281	2,321,911
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A1, 3.500%, 7/25/2050 (a)(b)	262,172	253,228
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class A6, 2.500%, 9/25/2051 (a)(b)	3,135,883	2,974,799
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class A8, 2.500%, 2/25/2052 (a)(b)	8,786,755	8,220,519
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ10, Class A8, 2.500%, 3/25/2052 (a)(b)	4,518,589	4,227,402
GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A3, 1.532%, 7/25/2061 (a)(b)	1,858,300	1,805,827
GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class A1, 3.500%, 5/25/2050 (a)(b)	228,110	220,338
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A2, 1.791%, 9/25/2060 (a)(b)	544,711	527,148
Home Re Ltd., Series 2018-1, Class M1, 3.859% (1 Month LIBOR USD + 1.600%), 10/25/2028 (a)(d)	95,215	95,204
Home RE Ltd., Series 2021-1, Class M1A, 3.309% (1 Month LIBOR USD + 1.050%), 7/25/2033 (a)(d)	359,608	347,682
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(b)	1,536,720	1,456,522
JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.618%, 6/25/2048 (a)(b)	897,982	891,088
JP Morgan Mortgage Trust, Series 2019-1, Class A11, 3.209% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(d)	136,268	134,535
JP Morgan Mortgage Trust, Series 2019-2, Class A11, 3.209% (1 Month LIBOR USD + 0.950%), 8/25/2049 (a)(d)	453,729	445,002

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
JP Morgan Mortgage Trust, Series 2019-5, Class A11, 3.159% (1 Month LIBOR USD + 0.900%), 11/25/2049 (a)(d)	$1,030,925	$1,001,170
JP Morgan Mortgage Trust, Series 2019-6, Class A3, 3.500%, 12/25/2049 (a)(b)	2,104,701	2,022,723
JP Morgan Mortgage Trust, Series 2019-LTV3, Class A3, 3.500%, 3/25/2050 (a)(b)	338,365	352,355
JP Morgan Mortgage Trust, Series 2019-INV3, Class A11, 2.624% (1 Month LIBOR USD + 1.000%), 5/25/2050 (a)(d)	658,536	622,161
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11, 2.624% (1 Month LIBOR USD + 1.000%), 6/25/2050 (a)(d)	728,325	706,447
JP Morgan Mortgage Trust, Series 2020-7, Class A11, 2.424% (1 Month LIBOR USD + 0.800%), 1/25/2051 (a)(d)	979,556	938,069
JP Morgan Mortgage Trust, Series 2021-1, Class A11, 1.576% (SOFR30A + 0.650%), 6/25/2051 (a)(d)	4,496,062	4,069,956
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.500%, 10/25/2051 (a)(b)	2,990,956	2,820,086
LHOME Mortgage Trust, Series 2020-RTL1, Class A1, 3.228%, 10/25/2024 (a)	159,531	158,994
Mello Mortgage Capital Accepatance, Series 2021-MTG2, Class A10, 2.500%, 6/25/2051 (a)(b)	3,984,057	3,708,818
METLIFE Securitization Trust, Series 2020-INV1, Class A5, 3.000%, 5/25/2050 (a)(b)	2,051,762	1,958,548
MFA Trust, Series 2021-INV1, Class A2, 1.057%, 1/25/2056 (a)(b)	837,224	804,474
MFA Trust, Series 2020-NQM3, Class A2, 1.324%, 1/26/2065 (a)(b)	745,114	725,724
MFA Trust, Series 2020-NQM1, Class A3, 2.300%, 3/25/2065 (a)(b)	1,032,010	992,281
Mill City Mortgage Loan Trust, Series 2019-GS2, Class A1, 2.750%, 8/25/2059 (a)(b)	418,247	406,277
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (a)(b)	1,418,591	1,356,893
Mortgage Insurance-Linked Notes, Series 2020-2, Class B1, 9.859% (1 Month LIBOR USD + 7.600%), 10/25/2030 (a)(d)	13,136,000	13,150,121
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6, 2.500%, 6/25/2051 (a)(b)	2,573,905	2,408,037
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.710%, 11/25/2059 (a)(b)	540,270	498,648
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A3, 3.065%, 11/25/2059 (a)(b)	406,307	397,623
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A1, 1.650%, 5/25/2060 (a)(b)	712,007	702,678
NLT Trust, Series 2021-INV2, Class A3, 1.520%, 8/25/2056 (a)(b)	2,167,807	2,079,196
NMLT Trust, Series 2021-INV1, Class A3, 1.797%, 5/25/2056 (a)(b)	1,619,177	1,506,842
OBX Trust, Series 2018-EXP1, Class 2A2, 3.259% (1 Month LIBOR USD + 1.000%), 4/27/2048 (a)(d)	173,553	167,188
OBX Trust, Series 2020-EXP1, Class 2A1, 3.009% (1 Month LIBOR USD + 0.750%), 1/26/2060 (a)(d)	602,778	579,841
OBX Trust, Series 2021-NQM3, Class A2, 1.260%, 7/25/2061 (a)(b)	3,111,208	2,753,963
OBX Trust, Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (a)(b)	4,924,979	4,537,792
OBX Trust, Series 2021-NQM1, Class A3, 1.329%, 2/25/2066 (a)(b)	5,226,692	4,757,340
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.957%, 10/25/2061 (a)(b)	4,565,433	4,176,221
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A2, 2.162%, 10/25/2061 (a)(b)	7,753,425	7,028,968
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A3, 2.367%, 10/25/2061 (a)(b)	6,998,306	6,279,447
Pepper Residential Securities Trust, Series 21A, Class A1U, 3.036% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(d)	28,906	28,853
Pepper Residential Securities Trust, Series 23A, Class A1U, 3.106% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(d)	49,127	49,070
PNMAC Issuer Trust, Series 2018-FT1, Class A, 4.609% (1 Month LIBOR USD + 2.350%), 4/25/2023 (a)(d)(g)	5,000,000	5,007,745
Pretium Mortgage Credit Partners LLC, Series 2021-NPL3, Class A1, 1.868%, 7/25/2051 (a)(f)	5,411,850	5,076,894
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071%, 11/25/2056 (a)(b)	7,606,048	6,502,487
PRPM LLC, Series 2021-6, Class A1, 1.793%, 7/25/2026 (a)(f)	3,538,503	3,333,904
PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026 (a)(f)	2,445,508	2,331,148

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
RCO Mortgage LLC, Series 2022-1, Class A1, 2.981%, 1/25/2027 (a)(f)	$4,232,174	$4,125,214
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(b)	486,192	481,711
Residential Mortgage Loan Trust, Series 2020-1, Class A3, 2.684%, 1/25/2060 (a)(b)	785,678	767,445
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 2.648% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(d)	65,491	65,607
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(b)	5,000,000	4,870,630
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(b)	1,580,347	1,564,995
SG Residential Mortgage Trust, Series 2019-3, Class A2, 2.877%, 9/25/2059 (a)(b)	306,463	304,750
SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, 12/25/2061 (a)(b)	13,632,280	12,049,054
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(b)	4,544,093	3,967,098
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/2050 (a)(b)	243,309	242,896
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A2, 2.624%, 1/28/2050 (a)(b)	121,443	120,842
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916%, 9/25/2049 (a)(b)	8,859,928	8,665,613
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.275%, 2/25/2050 (a)(b)	684,763	667,863
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.593%, 11/25/2055 (a)(b)	1,773,047	1,743,448
Starwood Mortgage Residential Trust, Series 2021-3, Class A3, 1.518%, 6/25/2056 (a)(b)	3,758,896	3,535,524
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 5/25/2065 (a)(b)	677,419	649,654
Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.920%, 9/25/2066 (a)(b)	5,134,421	4,745,345
Starwood Mortgage Residential Trust, Series 2021-5, Class A2, 2.178%, 9/25/2066 (a)(b)	4,653,839	4,284,748
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(b)	4,107,537	3,748,008
Starwood Mortgage Residential Trust, Series 2021-6, Class A1, 1.920%, 11/25/2066 (a)(b)	5,221,716	4,719,633
Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.447%, 12/25/2066 (a)(b)	1,831,671	1,695,966
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, 4/25/2057 (a)(b)	963,657	962,865
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.750%, 10/25/2057 (a)(b)	157,492	153,946
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, 3.259% (1 Month LIBOR USD + 1.000%), 5/28/2058 (a)(d)	4,649,185	4,609,332
TRK Trust, Series 2022-INV1, Class A1, 2.577%, 2/25/2057 (a)(b)	3,813,468	3,632,492
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.947%, 11/25/2059 (a)(b)	1,611,648	1,578,502
Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279%, 11/25/2059 (a)(b)	2,513,000	2,323,673
Verus Securitization Trust, Series 2020-INV1, Class A1, 1.977%, 3/25/2060 (a)(b)	3,034,344	3,008,658
Verus Securitization Trust, Series 2020-5, Class A2, 1.578%, 5/25/2065 (a)(f)	1,164,511	1,111,503
Verus Securitization Trust, Series 2021-3, Class A2, 1.283%, 6/25/2066 (a)(b)	1,010,450	949,250
Verus Securitization Trust, Series 2021-4, Class A1, 0.938%, 7/25/2066 (a)(b)	11,333,265	10,221,109
Verus Securitization Trust, Series 2021-4, Class A2, 1.247%, 7/25/2066 (a)(b)	1,893,510	1,704,582
Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066 (a)(b)	2,413,755	2,086,672
Verus Securitization Trust, Series 2021-5, Class A3, 1.373%, 9/25/2066 (a)(b)	2,755,530	2,435,740
Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066 (a)(b)	1,278,096	1,171,933
Verus Securitization Trust, Series 2021-8, Class A3, 2.491%, 11/25/2066 (a)(b)	1,964,132	1,777,184
Verus Securitization Trust, Series 2022-3, Class A1, 4.130%, 2/25/2067 (a)(f)	2,830,491	2,775,279
Verus Securitization Trust, Series 2022-3, Class A3, 4.130%, 2/25/2067 (a)(b)	2,830,491	2,711,112
Visio Trust, Series 2021-1R, Class A3, 1.688%, 5/25/2056 (a)	1,942,864	1,827,903
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2, Class A3, 3.000%, 2/25/2050 (a)(b)	316,768	316,783
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.326%, 6/20/2045 (a)(b)(h)	7,099,004	19,671

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $375,439,699)		$353,117,031

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – U.S. Government Agency – 0.36%
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.000%, 9/25/2035	$3,241,711	$3,188,991
Federal National Mortgage Association, Series 2017-61, Class K, 3.500%, 8/25/2046	890,382	870,045

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $4,187,136)		$4,059,036

Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer – 0.70%
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 4.409% (1 Month LIBOR USD + 2.150%), 9/25/2031 (a)(d)	238,210	238,359
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 4.259% (1 Month LIBOR USD + 2.000%), 1/25/2040 (a)(d)	683,106	679,257
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, 3.614% (SOFR30A + 2.100%), 3/25/2042 (a)(d)	2,914,838	2,914,838
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, 2.514% (SOFR30A + 1.000%), 1/27/2042 (a)(d)	975,095	951,906
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 3.514% (SOFR30A + 2.000%), 4/25/2042 (a)(d)	464,096	462,353
Federal Home Loan Mortgage Corp., Series 2018-HRP1, Class M2, 3.909% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(d)	326,238	326,544
Federal Home Loan Securities Trust, Series 2016-SC02, Class M2, 3.652%, 10/25/2046 (b)	2,374,901	2,313,980

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost – $7,970,002)		$7,887,237

U.S. Treasury Notes – 1.54%
0.125%, 12/15/2023	5,000,000	4,811,133
0.125%, 2/15/2024	5,000,000	4,789,844
0.750%, 11/15/2024	3,000,000	2,859,140
2.250%, 12/31/2024	5,000,000	4,928,613

TOTAL U.S. TREASURY NOTES (Cost – $18,108,026)		$17,388,730

Short-Term Investments – 6.45%
U.S. Treasury Bills – 1.05%
2.67%, 12/29/22 (i)	10,000,000	9,888,177
2.43%, 11/03/22 (i)	2,000,000	1,987,255

		11,875,432

	Shares
Money Market Funds – 5.40%
First American Government Obligations Fund, Class U, 1.459% (j)	61,161,032	61,161,032

TOTAL SHORT-TERM INVESTMENTS (Cost – $73,132,080)		$73,036,464

TOTAL INVESTMENTS – 100.29% (Cost – $1,178,490,863)		$1,135,403,686

Liabilities in Excess of Other Assets – (0.29%)		(3,273,175)

NET ASSETS – 100.00%		$1,132,130,511

See accompanying notes which are an integral part of these financial statements.

Angel Oak UltraShort Income Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

LIBOR: London Inter-Bank Offered Rate

SOFR30A: Secured Overnight Financing Rate 30 Day Average

TSFR1M: 1 Month Term Secured Overnight Financing Rate

MSOFR1MC: 1 Month Secured Overnight Financing Rate Index

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2022, the value of these securities amounted to $957,583,326 or 84.58% of net assets.

(b)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2022.
(c)	Security issued on a when-issued basis. On July 31, 2022, the total value of investments purchased on a when-issued basis was $1,207,030 or 0.11% of net assets.
(d)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2022.

(e)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2022, the value of securities pledged amounted to $1,913,652 or 0.17% of net assets.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2022.
(g)	Illiquid security. At July 31, 2022, the value of these securities amounted to $5,007,745 or 0.44% of net assets.
(h)	Interest only security.
(i)	Rate disclosed is the effective yield as of July 31, 2022.
(j)	Rate disclosed is the seven day yield as of July 31, 2022.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
2 Year ERIS Aged Standard Swap Future	September 2022	(100)	($9,998,740)	$58,734
3 Year ERIS Aged Standard Swap Future	September 2022	(40)	(4,261,208)	(54,068)
2 Year ERIS Aged Standard Swap Future	March 2023	(155)	(15,171,834)	322,354
3 Year ERIS Aged Standard Swap Future	March 2023	(50)	(5,107,045)	(17,120)
2 Year ERIS Aged Standard Swap Future	June 2023	(391)	(37,960,391)	1,076,146
2 Year ERIS Aged Standard Swap Future	September 2023	(501)	(48,282,723)	1,790,474
4 Year ERIS Aged Standard Swap Future	September 2023	(7)	(742,320)	4,906
2 Year ERIS Aged Standard Swap Future	December 2023	(125)	(12,018,888)	481,925
2 Year ERIS Aged Standard Swap Future	March 2024	(102)	(9,733,687)	288,068
2 Year ERIS Aged Standard Swap Future	September 2024	(265)	(26,029,652)	(121,529)
3 Year ERIS Aged Standard Swap Future	September 2024	(34)	(3,191,974)	171,187
3 Year ERIS Aged Standard Swap Future	September 2025	(397)	(38,933,393)	(366,425)
4 Year ERIS Aged Standard Swap Future	September 2026	(55)	(5,334,180)	(60,148)

Total				$3,574,504

See accompanying notes which are an integral part of these financial statements.

Angel Oak Core Impact Fund

Schedule of Investments

July 31, 2022 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 27.77%
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)	$596,000	$536,890
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	500,000	467,841
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	500,000	452,734
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/26/2051 (a)	288,172	272,338
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	430,657	378,268
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, 1.930%, 7/20/2048 (a)	872,062	757,171
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	900,419	783,318
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A, 2.290%, 1/20/2048 (a)	360,272	317,844
Marlette Funding Trust, Series 2019-4A, Class C, 3.760%, 12/15/2029 (a)	959,222	945,269
Marlette Funding Trust, Series 2020-1A, Class D, 3.540%, 3/15/2030 (a)	893,000	876,497
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	242,000	223,175
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026 (a)	400,000	379,612
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026 (a)	1,500,000	1,452,388
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	417,868	363,753
Mosaic Solar Loans LLC, Series 2017-2A, Class A, 3.820%, 6/22/2043 (a)	67,728	64,293
Tesla Auto Lease Trust, Series 2020-A, Class E, 4.640%, 8/20/2024 (a)	300,000	297,983
Tesla Auto Lease Trust, Series 2021-A, Class E, 2.640%, 3/20/2025 (a)	500,000	470,006
Tricolor Auto Securitization Trust, Series 2021-1A, Class C, 1.330%, 9/16/2024 (a)	1,000,000	978,573
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	200,000	199,502

TOTAL ASSET-BACKED SECURITIES (Cost – $10,967,763)		$10,217,455

Commercial Mortgage-Backed Securities – 8.96%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 4.399% (1 Month LIBOR USD + 2.400%), 9/15/2036 (a)(b)	1,000,000	944,196
Greystone CRE Notes Ltd., Series 2021-HC2, Class C, 5.323% (TSFR1M + 3.364%), 12/15/2039 (a)(b)(c)	250,000	240,046
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-NYAH, Class H, 5.389% (1 Month LIBOR USD + 3.390%), 6/15/2038 (a)(b)	300,000	270,867
Med Trust, Series 2021-MDLN, Class D, 4.000% (1 Month LIBOR USD + 2.000%), 11/15/2038 (a)(b)	1,000,000	926,500
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/17/2041 (a)	500,000	441,085
X-Caliber Funding LLC, 5.000%, 10/15/2024 (a)	500,000	473,164

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $3,502,752)		$3,295,858

Commercial Mortgage-Backed Securities – U.S. Government Agency – 18.33%
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 3.937% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(b)	253,287	240,232
Federal Home Loan Mortgage Corp., Series K-G02, Class A1, 2.044%, 11/25/2028	401,795	384,950
Federal Home Loan Mortgage Corp., Series 2021-P009, Class A1, 1.132%, 11/25/2029	478,461	430,471
Federal Home Loan Mortgage Corp., Series K-SG1, Class A2, 1.503%, 9/25/2030	1,010,000	882,359
Federal Home Loan Mortgage Corp., Series K-G04, Class A2, 1.487%, 11/25/2030	1,066,000	917,078
Federal Home Loan Mortgage Corp., Series 2021-P009, Class A2, 1.878%, 1/25/2031	500,000	462,072
Federal Home Loan Mortgage Corp., Series K-G05, Class A2, 2.000%, 1/25/2031	250,000	226,487
Federal Home Loan Mortgage Corp., Series K-SG3, 2.650%, 5/25/2032 (d)	200,000	189,244
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.466%, 11/25/2030 (d)	1,500,000	1,304,067

See accompanying notes which are an integral part of these financial statements.

Angel Oak Core Impact Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities – U.S. Government Agency – (continued)
Federal National Mortgage Association, Series 2021-M3G, Class A2, 1.250%, 1/25/2031 (d)	$2,000,000	$1,706,288

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $7,597,109)		$6,743,248

Corporate Obligations – 23.19%
Basic Materials – 1.96%
Compass Minerals International, Inc., 6.750%, 12/1/2027 (a)	750,000	721,980

Consumer, Cyclical – 6.08%
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,000,000	876,415
Ford Motor Co., 3.250%, 2/12/2032	300,000	250,947
Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	500,000	425,240
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)	750,000	684,624

		2,237,226

Energy – 2.88%
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	625,000	610,978
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	250,000	231,017
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/2033 (a)	250,000	217,574

		1,059,569

Financial – 10.60%
Amalgamated Financial Corp., 3.250% (TSFR3M + 2.300%), 11/15/2031 (b)	400,000	371,654
Congressional Bancshares, Inc., 4.000% (TSFR3M + 2.890%), 1/1/2032 (a)(b)	500,000	477,040
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (b)	500,000	496,355
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	1,000,000	877,800
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (b)	500,000	461,998
OneMain Finance Corp., 3.500%, 1/15/2027	300,000	255,725
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (b)	250,000	229,792
Renasant Corp., 3.000% (TSFR3M + 1.910%), 12/1/2031 (b)	300,000	274,956
Starwood Property Trust, Inc., 3.625%, 7/15/2026 (a)	500,000	452,005

		3,897,325

Industrial – 1.67%
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	250,000	223,216
Seaspan Corp., 5.500%, 8/1/2029 (a)	500,000	392,560

		615,776

TOTAL CORPORATE OBLIGATIONS (Cost – $9,406,842)		$8,531,876

Residential Mortgage-Backed Securities – 9.63%
Deephaven Residential Mortgage Trust, Series 2021-2, Class M1, 2.217%, 4/25/2066 (a)(d)	100,000	83,661
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(d)	139,000	112,954
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(d)	307,344	291,304
LHOME Mortgage Trust, Series 2020-RTL1, Class A1, 3.228%, 10/25/2024 (a)	95,719	95,396
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(d)	500,000	437,181
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(d)	500,000	429,702

See accompanying notes which are an integral part of these financial statements.

Angel Oak Core Impact Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – (continued)
Oaktown Re Ltd., Series 2018-1A, Class M1, 3.809% (1 Month LIBOR USD + 1.550%), 7/25/2028 (a)(b)	$330,485	$302,736
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(d)	1,000,000	897,005
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(d)	154,004	152,508
Towd Point Mortgage Trust, Series 2020-4, Class M1, 2.875%, 10/25/2060 (a)	565,000	540,130
Verus Securitization Trust, Series 2021-5, Class M1, 2.331%, 9/25/2066 (a)(d)	250,000	199,815

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $3,875,746)		$3,542,392

Residential Mortgage-Backed Securities – U.S. Government Agency – 8.69%
Federal Home Loan Mortgage Corp., 2.000%, 6/1/2036	424,607	404,635
Federal Home Loan Mortgage Corp., 5.000%, 7/1/2052	400,000	411,841
Federal National Mortgage Association, 4.000%, 4/1/2042	569,619	586,926
Federal National Mortgage Association, 4.500%, 7/1/2052	399,247	406,980
Government National Mortgage Association, 2.500%, 4/20/2051	271,717	258,002
Government National Mortgage Association, 2.000%, 5/20/2036	248,411	235,807
Government National Mortgage Association, 2.500%, 2/20/2051	243,387	231,711
Government National Mortgage Association, 2.500%, 4/20/2051	265,622	252,879
Government National Mortgage Association, 2.500%, 4/20/2051	266,044	253,614
Government National Mortgage Association, 2.500%, 4/20/2051	161,270	153,130

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost – $3,331,624)		$3,195,525

Short-Term Investments – 1.36%	Shares
Money Market Funds – 1.36%
First American Government Obligations Fund, Class U, 1.459% (e)	499,206	499,206

TOTAL SHORT-TERM INVESTMENTS (Cost – $499,206)		$499,206

TOTAL INVESTMENTS – 97.93% (Cost – $39,181,042)		$36,025,560

Other Assets in Excess of Liabilities – 2.07%		763,021

NET ASSETS – 100.00%		$36,788,581

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

TSFR1M: 1 Month Term Secured Overnight Financing Rate

TSFR3M: 3 Month Term Secured Overnight Financing Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2022, the value of these securities amounted to $22,184,731 or 60.30% of net assets.

(b)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2022.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Core Impact Fund

Schedule of Investments – (continued)

July 31, 2022 (Unaudited)

(c)	Illiquid security. At July 31, 2022, the value of these securities amounted to $240,046 or 0.65% of net assets.
(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2022.
(e)	Rate disclosed is the seven day yield as of July 31, 2022.

Schedule of Open Futures Contracts

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	September 2022	82	$9,933,531	$150,557

See accompanying notes which are an integral part of these financial statements.

Angel Oak Funds Trust

Notes to the Financial Statements

July 31, 2022 (Unaudited)

NOTE 1. ORGANIZATION

Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014, and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust consists of five series, Angel Oak Multi-Strategy Income Fund (the “Multi- Strategy Income Fund”), Angel Oak Financials Income Fund (the “Financials Income Fund”), Angel Oak High Yield Opportunities Fund (the “High Yield Opportunities Fund”), Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”), and Angel Oak Core Impact Fund (the “Core Impact Fund”) (together, the “Funds”). Please see the table below for a summary of class specific information:

	Ticker	Investment Objective	Commencement of Operations	Front-End Sales Charge	Back-End Sales Charge	12b-1 Fees
Multi-Strategy Income Fund
Class A	ANGIX	Current Income	06/28/2011	2.25%	N/A	0.25%
Class C	ANGCX		08/04/2015	N/A	1.00%	1.00%
Institutional Class	ANGIX		08/16/2012	N/A	N/A	N/A
Financials Income Fund
Class A	ANFLX	Current Income & Capital Appreciation	11/03/2014	2.25%	N/A	0.25%
Class C	AFLCX		08/04/2015	N/A	1.00%	1.00%
Institutional Class	ANFIX		11/03/2014	N/A	N/A	N/A
High Yield Opportunities Fund
Class A	ANHAX	Current Income & Capital Appreciation	07/31/2012	2.25%	N/A	0.25%
Class C	ANHCX		N/A	N/A	1.00%	1.00%
Institutional Class	ANHIX		03/31/2009	N/A	N/A	N/A
UltraShort Income Fund
Class A	AOUAX	Current Income, Minimize Price Volatility, and Maintain Liquidity	04/30/2018	N/A	N/A	0.25%
Class A1	AOUNX		07/12/2022	1.50%	0.50%	0.25%
Institutional Class	AOUIX		04/02/2018	N/A	N/A	N/A
Core Impact Fund
Class A	AOIMX	Total Return While Giving Special Consideration to Positive Aggregate ESG Outcomes	N/A	2.25%	N/A	0.25%
Class C	AOICX		N/A	N/A	1.00%	1.00%
Institutional Class	AOIIX		06/04/2021	N/A	N/A	N/A

The Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, and UltraShort Income Fund are diversified series of the Trust. The Core Impact Fund is a non-diversified series of the Trust, which means that it can invest a higher percentage of assets in any one issuer. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds.

The Financials Income Fund commenced operations on November 3, 2014, under the name “Angel Oak Flexible Income Fund.” On March 16, 2016, shareholders approved a change to the Fund’s fundamental investment policy on the concentration of investments. On December 16, 2018, the Fund’s name was changed to “Angel Oak Financials Income Fund,” and the Fund adopted a new investment policy pursuant to Rule 35d-1 under the 1940 Act and made certain other changes to the Fund’s investment strategies. As a result, the Fund’s performance during periods prior to these dates may have differed had the Fund’s current investment policies and strategies been in place at those times.

Wholly-Owned Subsidiaries – As part of its investment strategy, the Multi-Strategy Income Fund invests directly or, to comply with certain regulations, through its wholly owned and controlled subsidiaries, Hyperion Loan Funding Trust (“Hyperion”) and Titan Loan Funding Trust (“Titan”), each a statutory trust organized under the laws of the state of Delaware and incorporated on August 2, 2018. Hyperion and Titan act as investment vehicles in order to purchase residential and commercial real estate whole loans, participations in such loans, or instruments representing the right to receive interest payments and principal due on such loans. The allocation of the Multi-Strategy Income Fund’s investments, if any, in Hyperion or Titan will vary over time and might not include all of the types of investments described below.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 1. ORGANIZATION – (continued)

On July 31, 2022, investments in Hyperion and Titan represented 0.38% and 0.00% of the total net assets of the Multi-Strategy Income Fund, respectively.

The consolidated financial statements of the Multi-Strategy Income Fund include the investment activity and financial statements of Hyperion and Titan. All intercompany accounts and transactions have been eliminated in consolidation. Because the Multi-Strategy Income Fund may invest a substantial portion of its assets in its respective subsidiaries, the Multi-Strategy Income Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Multi-Strategy Income Fund may also encompass its subsidiaries.

At July 31, 2022, investments held by Hyperion and Titan included whole loans, valued at $19,369,213 and $–, respectively. In addition, Hyperion and Titan held $597,481 and $1,000 in cash, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 “Financial Services-Investment Companies”.

Securities Valuation and Fair Value Measurements: The Funds record their investments at fair value and in accordance with fair valuation accounting standards. The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1: quoted prices in active markets for identical securities
•	Level 2: other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3: significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over- the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of the Valuation Designee the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of the investments by their inputs used to value each Fund’s net assets as of July 31, 2022:

Multi-Strategy Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$561,697,630	$–	$561,697,630
Collateralized Debt Obligations	–	17,969,573	–	17,969,573
Collateralized Loan Obligations	–	181,669,981	–	181,669,981
Commercial Mortgage-Backed Securities	–	122,790,727	–	122,790,727
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	240,589,971	–	240,589,971
Common Stocks	28,740,603	–	–	28,740,603
Corporate Obligations	–	245,439,819	1,312,200	246,752,019
Investment Companies	116,349,483	–	–	116,349,483
Preferred Stocks	17,216,687	–	–	17,216,687
Residential Mortgage-Backed Securities	–	3,582,947,679	45,010,001	3,627,957,680
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	51,827,422	–	51,827,422
U.S. Treasury Notes	–	144,774,922	–	144,774,922
Whole Loans	–	19,369,213	–	19,369,213
Short-Term Investments	187,379,929	–	–	187,379,929
Total	$349,686,702	$5,169,076,937	$46,322,201	$5,565,085,840
Other Financial Instruments
Assets
Futures Contracts*	$16,851,090	$–	$–	$16,851,090
Liabilities
Futures Contracts*	7,004,440	–	–	7,004,440
Reverse Repurchase Agreements	–	250,000,049	–	250,000,049
Total	$9,846,650	($250,000,049)	$–	($240,153,399)

*	Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Investments.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2022, the Fund recognized $1,964,873 of transfers from Level 3 to Level 2 due to an increase in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi-Strategy Income Fund	Balance as of 01/31/22	Amortization/ Accretion/ Paydowns	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/22
Corporate Obligations	$1,312,200	$–	$–	$–	$–	$–	$–	$–	$1,312,200
Residential Mortgage- Backed Securities	$47,155,113	$137,928	$–	($318,167)	$–	$–	$–	($1,964,873)	$45,010,001

The total change in unrealized appreciation (depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments still held at July 31, 2022 is $110,075.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Multi-Strategy Income Fund	Fair Value as of 07/31/22	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input
Corporate Obligations	$1,312,200	Consensus Pricing	Third party	$9.72*	N/A
Residential Mortgage-Backed Securities	$45,000,000	Model Valuation	Value of the collateral of underlying loans	$100.00*	N/A
Residential Mortgage-Backed Securities	$10,001	Model Valuation	Value of the call rights and value of the collateral of the deal	$0.10-$1.00	$1.00

*	Each input presents information for one security and reflects the value as of July 31, 2022.

Financials Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Collateralized Debt Obligations	$–	$6,141,638	$–	$6,141,638
Common Stocks	6,031,706	–	–	6,031,706
Corporate Obligations	–	131,921,980	–	131,921,980
Preferred Stocks	3,212,580	–	–	3,212,580
Short-Term Investments	7,708,721	–	–	7,708,721
Total	$16,953,007	$138,063,618	$–	$155,016,625

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.

High Yield Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$–	$–	$74,080	$74,080
Corporate Obligations	–	64,237,514	–	64,237,514
Short-Term Investments	2,615,887	–	–	2,615,887
Total	$2,615,887	$64,237,514	$74,080	$66,927,481

See the Schedule of Investments for further disaggregation of investment categories. For the period ended July 31, 2022, the High Yield Opportunities Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield Opportunities Fund	Balance as of 01/31/22	Amortization/ Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/22
Common Stocks	$27,780	$–	$–	$46,300	$–	$–	$–	$–	$74,080

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at July 31, 2022 is $46,300.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

High Yield Opportunities Fund	Fair Value as of 07/31/22	Valuation Techniques	Unobservable Input	Range/ Weighted Average Unobservable Input*
Common Stocks	$74,080	Broker Quote	Third party	$16.00

*	Table presents information for one security, which is valued at $16.00 as of July 31, 2022.

UltraShort Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$465,470,646	$–	$465,470,646
Collateralized Loan Obligations	–	106,190,293	–	106,190,293
Commercial Mortgage-Backed Securities	–	32,598,101	–	32,598,101
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	59,631,725	–	59,631,725
Corporate Obligations	–	16,024,423	–	16,024,423
Residential Mortgage-Backed Securities	–	353,117,031	–	353,117,031
Residential Mortgage-Backed Securities – U.S. Government Agency	–	4,059,036	–	4,059,036
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	7,887,237	–	7,887,237
U.S. Treasury Notes	–	17,388,730	–	17,388,730
Short-Term Investments	61,161,032	11,875,432	–	73,036,464
Total	$61,161,032	$1,074,242,654	$–	$1,135,403,686
Other Financial Instruments
Assets
Futures Contracts*	$4,193,794	$–	$–	$4,193,794
Liabilities
Futures Contracts*	619,290	–	–	619,290
Total	$3,574,504	$–	$–	$3,574,504

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2022, the UltraShort Income Fund did not recognize any transfers to or from Level 3.

Core Impact Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$10,217,455	$–	$10,217,455
Commercial Mortgage-Backed Securities	–	3,295,858	–	3,295,858
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	6,743,248	–	6,743,248
Corporate Obligations	–	8,531,876	–	8,531,876
Residential Mortgage-Backed Securities	–	3,542,392	–	3,542,392
Residential Mortgage-Backed Securities – U.S. Government Agency	–	3,195,525	–	3,195,525
Short-Term Investments	499,206	–	–	499,206
Total	$499,206	$35,526,354	$–	$36,025,560
Other Financial Instruments
Assets
Futures Contracts*	$150,557	$–	$–	$150,557

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2022, the Core Impact Fund recognized $477,040 of transfers from Level 3 to Level 2 due to an increase in relevant market activity.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Core Impact Fund	Balance as of 01/31/22	Amortization/ Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 01/31/22
Corporate Obligations	$500,000	$–	$–	($22,960)	$0	$–	$–	($477,040)	$–

Federal Income Taxes: The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended July 31, 2022, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Security Transactions and Income Recognition: Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statements of

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Operations. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other ABS are recorded as components of interest income on the Statements of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Expenses: Expenses incurred by the Trust that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.

Dividends and Distributions: Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds. For the year or period ended January 31, 2022, certain differences were reclassified. These differences were primarily related to dividend reclassifications; the amounts did not affect net assets. The reclassifications were as follows:

	Paid-in capital	Distributable earnings (accumulated deficit)
Multi-Strategy Income Fund	$–	$–
Financials Income Fund	$1	($1)
High Yield Opportunities Fund	$–	$–
UltraShort Income Fund	$–	$–
Core Impact Fund	$–	$–

Share Valuation: The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Indemnifications: Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Cash and Cash Equivalents: Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. Government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements,

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Included in Investments in unaffiliated securities at fair value on the Statements of Assets and Liabilities are investments in First American money market funds held at major financial institutions as follows:

Multi-Strategy Income Fund	$187,379,929
Financials Income Fund	$7,708,721
High Yield Opportunities Fund	$2,615,887
UltraShort Income Fund	$61,161,032
Core Impact Fund	$499,206

Reverse Repurchase Agreements: A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Multi-Strategy Income Fund
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Asset-Backed Securities	$–	$–	$64,336,176	$–	$64,336,176
Collateralized Loan Obligations	–	–	17,752,013	–	17,752,013
Residential Mortgage-Backed Securities	–	–	152,968,451	–	152,968,451
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	–	14,943,409	–	14,943,409
Total	$–	$–	$250,000,049	$–	$250,000,049
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					$250,000,049
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS

Asset-Backed and Mortgage-Backed Securities and Whole Loan Risks: Prepayment risk is associated with mortgage-backed and ABS, including CLOs, and whole loans. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS – (continued)

family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. Whole loans are sold in their entirety rather than being pooled with other mortgages. Whole loans are mortgage loans sold to an investor in a secondary market. The investor purchasing the loan assumes full responsibility of the loan and all the contractual terms and rights associated with the funds. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and ABS, including CLOs, may decline and therefore may not be adequate to cover underlying investors. To the extent the Funds focus their investments in particular types of mortgage-backed or ABS, including CLOs, and whole loans, the Funds may be more susceptible to risk factors affecting such types of investments.

Subordinated Debt of Banks and Diversified Financial Companies: The Funds may invest in subordinated debt securities, sometimes also called “junior debt”, which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings intuitions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

Investment Company Securities: The Funds may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and open-end (mutual) funds (also called underlying funds). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds may invest in shares of ETFs and underlying funds, their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives as well as the allocation of each Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of, and risks associated with, the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies.

High Yield Securities: The Funds may invest in below investment grade securities. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.

Structured Products: The Funds may invest in certain structured products. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Funds invest. In addition to the normal interest rate, default and other risks of fixed income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in structured products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.

Common and Preferred Stocks: The Funds may invest in common stock and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Funds may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS – (continued)

perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Funds, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Funds only as a part of your overall investment portfolio.

Futures Contracts: The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the period ended July 31, 2022.

To-Be-Announced Securities: The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling MBS. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBA trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Funds’ exposure to interest rate risk and could also expose the Funds to counterparty default risk. In order to mitigate counterparty default risk, the Funds only enter TBAs with counterparties for which the risk of default is determined to be remote.

NOTE 4. DERIVATIVE TRANSACTIONS

The following tables present a summary of the value of derivative instruments as of July 31, 2022, and the effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of July 31, 2022, for the Multi-Strategy Income Fund.

Multi-Strategy Income Fund
Derivatives	Type of Derivative Risk	Consolidated Statement of Assets and Liabilities Location	Liabilities
Futures Contracts	Interest Rate	Deposit at broker for futures	$1,169,826*

*	Deposit at brokers for futures on the Consolidated Statement of Assets and Liabilities include the daily change in variation margin as of July 31, 2022.

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended July 31, 2022, for the Multi-Strategy Income Fund:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$12,489,421
Swaps	Interest Rate	Net realized gain (loss) on swaps	$4,741,085

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation (depreciation) on futures contracts	$8,198,874

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – (continued)

The average monthly notional value of long and short futures contracts during the period ended July 31, 2022, was $64,404,508 and ($441,262,283), respectively. The average monthly notional value of long swap contracts during the period ended July 31, 2022, was $122,857,143. The average monthly notional value of long and short swaption contracts during the period ended July 31, 2022, was $85,714,286 and ($171,428,571), respectively.

The following tables present a summary of the value of derivative instruments as of July 31, 2022, and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2022, for the UltraShort Income Fund.

UltraShort Income Fund
Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Assets
Futures Contracts	Interest Rate	Deposit at broker for futures	$62,119*

*	Deposit at brokers for futures on the Statements of Assets and Liabilities include the daily change in variation margin as of July 31, 2022.

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2022, for the UltraShort Income Fund:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	($241,843)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation (depreciation) on futures contracts	$2,586,626

For the UltraShort Income Fund the average monthly notional value of short futures contracts during the period ended July 31, 2022, was ($169,260,149).

The following tables present a summary of the value of derivative instruments as of July 31, 2022, and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2022, for the Core Impact Fund.

Core Impact Fund
Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Assets
Futures Contracts	Interest Rate	Deposit at broker for futures	$12,813*

*	Deposit at brokers for futures on the Statements of Assets and Liabilities include the daily change in variation margin as of July 31, 2022.

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2022, for the Core Impact Fund:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation (depreciation) on futures contracts	$150,557

For the Core Impact Fund the average monthly notional value of long futures contracts during the period ended July 31, 2022, was $1,419,076.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – (continued)

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2022, the Funds were not subject to any netting agreements.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2022.

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts*	$1,169,826	$–	$1,169,826	$–	$1,169,826	$–
Reverse Repurchase Agreements	$250,000,049	$–	$250,000,049	$250,000,049	$–	$–

UltraShort Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts*	$62,119	$–	$62,119	$–	$–	$62,119

Core Impact Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts*	$12,813	$–	$12,813	$–	$12,813	$–

*	Deposit at brokers for futures on the Statements of Assets and Liabilities include the daily change in variation margin as of July 31, 2022.

In some instances, the actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreement, on behalf of the Funds (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, UltraShort Income Fund, and Core Impact Fund are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.89%, 0.89%, 0.55%, 0.44%, and 0.50% respectively, of the average daily net assets of the Fund.

The Adviser contractually agreed through May 31, 2023, to waive or limit its fees and to assume other expenses of the Multi-Strategy Income Fund, the Financials Income Fund, the High Yield Opportunities Fund, UltraShort Income Fund, and the Core

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

Impact Fund until May 31, 2023, so that the Total Annual Fund Operating Expenses of each Fund do not exceed 0.99%, 0.85%, 0.65%, 0.35% and 0.59%, respectively. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.

Effective December 1, 2016, the Adviser also voluntarily agreed to waive its fees and/or reimburse certain expenses to limit the total annual fund operating expenses after Fee Waiver/Expense Reimbursement to 0.69% of the Financials Income Fund’s average daily net assets. This voluntary waiver is in addition to the contractual fee waiver/expense limitation agreement discussed above and may be discontinued at any time.

During the period ended July 31, 2022, the Adviser voluntarily waived $319,027 of the Financial Income Fund’s expenses. Fees waived under these voluntary waivers are not subject to recoupment by the Adviser. These operating expense limitations do not apply to front-end sales loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”).

The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the period ended July 31, 2022, the Adviser waived $81,828 of the High Yield Opportunities Fund’s expenses, $1,267,875 of the UltraShort Income Fund’s expenses, and $71,669 of the Core Impact Fund’s expenses. During the period ended July 31, 2022, the High Yield Opportunities Fund had $90,532 of previously waived expenses expire. The expense limitation agreement specifically refers to amounts that are contractually waived, see Statements of Operations. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2022, are included in the table below.

	Recoverable during the year ended January 31, 2023	Recoverable during the year ended January 31, 2024	Recoverable during the year ended January 31, 2025	Recoverable during the year ended January 31, 2026
Multi-Strategy Income Fund	$–	$–	$–	$–
Financials Income Fund	$–	$–	$–	$–
High Yield Opportunities Fund	$75,998	$170,565	$176,290	$81,828
UltraShort Income Fund	$–	$–	$298,340	$1,267,882
Core Impact Fund	$–	$–	$87,232	$71,669

In addition, the Adviser has contractually agreed through May 31, 2023, to waive the amount of the Multi-Strategy Income Fund’s management fee to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in underlying funds for which the Adviser also serves as investment adviser (affiliated investments). This contractual waiver is not subject to recoupment by the Adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. During the period ended July 31, 2022, the Adviser waived $344,982 of the Multi-Strategy Income Fund’s management fees of underlying funds.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A, Class A1, and Class C shares, as applicable. The Distribution Plan provides that the Funds will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and Class A1 shares and at an annual rate of up to 1.00% of the average daily net assets of Class C shares. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.

Certain officers, Trustees and shareholders of the Funds are also owners or employees of the Adviser.

NOTE 6. SECURITIZATION TRANSACTION

On November 5, 2015, the Multi-Strategy Income Fund and the Financials Income Fund participated in the offering of the Financial Institution Note Securitization 2015-1, LTD (FINS 2015-1). As part of the offering, Multi Strategy Income Fund purchased $12,927,000 of Class A notes, $6,275,000 of Class C notes and 11,231,000 preferred shares and Financials Income Fund purchased $7,673,000 of Class A notes, $3,725,000 of Class C notes and 6,666,666 preferred shares of FINS 2015-1. The Adviser was named as the collateral surveillance and analysis provider of FINS 2015-1. The collateral manager may consult with the collateral surveillance and analysis provider prior to making certain decisions; however, the collateral manager will not be required to follow any position taken by or recommendation made by the collateral surveillance and analysis provider in any such consultation. Prior to July 31, 2022, the Multi-Strategy Income Fund and the Financials Income Fund sold all Class A notes, Class C notes and preferred shares previously held in FINS 2015-1 to a third party. The Multi-Strategy Income Fund and Financials Income Fund realized losses of $38,363 and $22,770, respectively, on the sale of the Preferred Shares.

NOTE 7. INVESTMENT TRANSACTIONS

For the period ended July 31, 2022, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$292,891,674	$1,720,294,889
Financials Income Fund	$11,744,438	$17,239,353
High Yield Opportunities Fund	$839,803	$3,150,578
UltraShort Income Fund	$161,764,167	$586,225,125
Core Impact Fund	$5,584,495	$4,360,651

For the period ended July 31, 2022, purchases and sales of long-term U.S. Government securities, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$26,053,277	$116,509,307
Financials Income Fund	$–	$–
High Yield Opportunities Fund	$–	$–
UltraShort Income Fund	$6,385,345	$31,178,393
Core Impact Fund	$2,127,591	$1,802,420

NOTE 8. TRANSACTIONS WITH AFFILIATES

The Funds’ ownership of shares of affiliates represents holdings for which the Funds’ and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Funds’ investment adviser.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 8. TRANSACTIONS WITH AFFILIATES – (continued)

The Multi-Strategy Income Fund had the following investments in affiliates during the period ended July 31, 2022, with affiliates:

Security Name	Value as of February 1, 2022	Purchases	Sales	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of July 31, 2022	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Core Impact Fund	$38,934,526	$–	$–	($2,271,513)	$36,663,013	3,985,110	$406,178	$–
Financials Income Fund	46,021,081	–	–	(1,698,765)	$44,322,316	5,147,772	870,447	–
High Yield Opportunities Fund	38,500,220	–	–	(3,136,066)	$35,364,154	3,336,241	964,740	–
Total	$123,455,827	$–	$–	($7,106,344)	$116,349,483	12,469,123	$2,241,365	$–

NOTE 9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2022, the Multi-Strategy Income Fund owned, as beneficial shareholder, 52% of the outstanding shares of High Yield Opportunities Fund, 28% of the outstanding shares of Financials Income Fund, and over 99% of the outstanding shares of Core Impact Fund. At July 31, 2022, Charles Schwab (“Schwab”) owned, as record shareholder, 28% of the outstanding shares of UltraShort Income Fund. It is not known whether Schwab or any other underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. At July 31, 2022, no shareholder held more than 25% of the outstanding shares of the Multi-Strategy Income Fund.

NOTE 10. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the year or period ended January 31, 2022, and January 31, 2021, were as follows:

	Multi-Strategy Income Fund		Financials Income Fund
	2022	2021	2022	2021
Distributions paid from:
Ordinary Income	$328,674,997	$284,445,850	$5,948,903	$7,380,213
Net Long-Term Capital Gain	–	–	–	–
Return of Capital	–	–	–	202,342
Total	$328,674,997	$284,445,850	$5,948,903	$7,582,555

	High Yield Opportunities Fund		UltraShort Income Fund
	2022	2021	2022	2021
Distributions paid from:
Ordinary Income	$3,841,269	$3,924,885	$17,285,321	$11,238,173
Net Long-Term Capital Gain	–	–	–	–
Total	$3,841,269	$3,924,885	$17,285,321	$11,238,173

	Core Impact Fund
	2022	2021*
Distributions paid from:
Ordinary Income	$368,515	$–
Net Long-Term Capital Gain	–	–
Total	$368,515	$–

*	Fund commenced operations on June 4, 2021.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 10. FEDERAL TAX INFORMATION – (continued)

At January 31, 2022, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Multi-Strategy Income Fund	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund	Core Impact Fund
Tax Cost of Investments	$8,155,288,054	$160,658,135	$74,064,392	$1,675,886,235	$40,106,242
Unrealized Appreciation*	105,644,733	3,081,758	1,807,964	2,884,421	6,517
Unrealized Depreciation*	(275,685,974)	(1,240,993)	(2,282,585)	(5,910,941)	(1,028,754)
Net Unrealized Appreciation (Depreciation)*	($170,041,241)	$1,840,765	($474,621)	($3,026,520)	($1,022,237)
Undistributed Ordinary Income	13,322,949	190,019	270,475	364,054	55,980
Undistributed Long-Term Gain (Loss)	–	–	–	–	–
Accumulated Gain (Loss)	$13,322,949	$190,019	$270,475	$364,054	$55,980
Other Accumulated Gain (Loss)	(909,036,662)	(48,085,128)	(2,663,946)	(7,053,495)	(99,667)
Distributable Earnings (Accumulated Deficit)	($1,065,754,954)	($46,054,344)	($2,868,092)	($9,715,961)	($1,065,924)

*	Represents aggregated amounts of Funds’ investments, reverse repurchase agreements and futures.

The temporary differences between book basis and tax basis in the Funds are primarily attributable to wash sales, partnership adjustments, amortization of callable bonds, and mark to market on futures contracts.

As of January 31, 2022, the Funds had available for federal tax purposes an unused capital loss carryforward, which is available for offset against future taxable net capital gains, as follows.

Multi-Strategy Income Fund	$901,449,566
Financials Income Fund	$47,897,135
High Yield Opportunities Fund	$2,433,728
UltraShort Income Fund	$6,705,809
Core Impact Fund	$44,448

For the year ended January 31, 2022, the Multi-Strategy Income Fund, Financials Income Fund, and High Yield Opportunities Fund utilized $12,257,470, $917,808, and $617,969 of capital loss carryforward, respectively.

To the extent these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

	Multi-Strategy Income Fund	Financials Income Fund	High Yield Opportunities Fund	UltraShort Income Fund	Core Impact Fund
No expiration short-term	$434,090,134	$34,335,175	$1,517,225	$6,705,809	$44,448
No expiration long-term	$467,359,432	$13,561,960	$916,503	$–	$–
Total	$901,449,566	$47,897,135	$2,433,728	$6,705,809	$44,448

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year or period ended January 31, 2022, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, UltraShort Income Fund, and Core Impact Fund did not defer any post-October losses.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 11. CREDIT AGREEMENTS

In August 2015, as amended August 12, 2020, the Multi-Strategy Income Fund entered into a $400 million secured, committed, margin facility (the “Facility”) with Société Générale, which expires in October 2022. Under the Facility, interest is charged a floating rate based on the 3-month LIBOR rate plus 1.60% and is payable on the last day of each interest period, which was 4.39% as of July 31, 2022. For the period ended July 31, 2022, the average principal balance and interest rate was approximately $300,000,000 and 2.62%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility on undrawn amounts, and an additional fee if the level of debt outstanding falls below a certain percentage. During the reporting period the Multi-Strategy Income Fund was required to pay these commitment fees on undrawn amounts, which was 0.40% as of July 31, 2022. For the period ended July 31, 2022, these expense and commitment fees, amounted to $4,157,674 and is included in the Interest and Commissions expense line item that is reflected in the Consolidated Statements of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. For additional information, see the Consolidated Schedule of Investments. As of July 31, 2022, the outstanding principal balance under the Facility was $300 million. The amount of the maximum loan outstanding during the period was $300 million from February 1, 2022 through July 31, 2022.

U.S. Bank, N.A. has made available to the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, UltraShort Income Fund, and Core Impact Fund a $600,000,000 secured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, expiring on April 28, 2023, for the purposes of having cash available to satisfy redemption requests. Advances under the Agreement would be limited to the lesser of $600,000,000 or 20% of the unencumbered assets of the Financials Income Fund, the UltraShort Income Fund, or the Core Impact Fund; or 15% of the unencumbered assets of the High Yield Opportunities Fund; or 10% of the unencumbered assets of the Multi-Strategy Income Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the lender’s prime rate, minus 1.00% which was 4.50% as of July 31, 2022. Prior to April 29, 2022, the Funds paid an interest rate on outstanding borrowings equal to the one-month LIBOR, plus 1.75%. For the period ended July 31, 2022, the Funds’ activity under the credit facility was as follows:

	Average Principal Balance	Average Interest Rate	Maximum Loan Outstanding	Period Loan was Outstanding
Financials Income Fund	$507,293	2.23%	$6,170,000	March 29, 2022
High Yield Opportunities Fund	$2,597	1.93%	$110,000	February 7, 2022, through February 8, 2022

As of July 31, 2022, the Funds had no outstanding borrowings under this agreement.

NOTE 12. ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform. The amendments in ASU No. 2020-04 provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. In January 2021, the FASB issued ASU No. 2021-01, which clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The ASUs are effective for all entities as of March 12, 2020 through December 31, 2022. The Funds did not utilize the optional expedients and exceptions provided by ASU No. 2020-04 and ASU No. 2021-01 during the period ended July 31, 2022.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

Angel Oak Funds Trust

Notes to the Financial Statements - (continued)

July 31, 2022 (Unaudited)

NOTE 13. MACROECONOMIC RISKS

The COVID-19 pandemic, the Russian-Ukrainian war, and resulting supply chain disruptions, geopolitical risks, and economic sanctions have disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration, spread, and conclusion of these global events, and such uncertainty may in turn impact the value of the Funds’ investments.

NOTE 14. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:

Effective September 22, 2022, Angel Oak Financials Income Fund changed its name to Angel Oak Financials Income Impact Fund.

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the taxable year ended January 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 20%.

For the taxable year ended January 31, 2022, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, UltraShort Income Fund, and Core Impact Fund paid qualified dividend income of 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

For the taxable year ended January 31, 2022, the percentage of ordinary income dividends paid by the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, UltraShort Income Fund, and Core Impact Fund that qualifies for the dividends received deduction available to corporations was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

For the taxable year ended January 31, 2022, the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, UltraShort Income Fund, and Core Impact Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

For the taxable year ended January 31, 2022, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, Financials Income Fund, High Yield Opportunities Fund, UltraShort Income Fund, and Core Impact Fund that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 72.43%, 91.85%, 98.12%, 100.00% and 100.00%, respectively.

2. Disclosure of Portfolio Holdings

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0230.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The board has designated the Adviser’s Risk Committee as the administrator of the Program (the “Administrator”). The Administrator conducts the day-to-day operation of the Program.

In accordance with the Program, the Funds’ liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments both during normal and reasonably foreseeable stressed conditions, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.

At a meeting of the Board held on June 29-30, 2022, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the fiscal year ended January 31, 2022. It was noted, among other items, that the Administrator concluded that the Administrator believes (i) the Program operated effectively to assess and manage each Fund’s liquidity risk and (ii) the Program has been adequately and effectively implemented to monitor and, as applicable, respond to the Funds’ liquidity developments.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s liquidity risk and other principal risks to which an investment in the Fund may be subject.

5. Compensation of Trustees

Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not disclosed in this report) receives an annual retainer of $65,000, (pro-rated for any periods less than one year), paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chair as well as the Chair of the Board receive additional annual compensation of $12,000 (pro-rated for any periods less than one year). Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

Prior to November 1, 2021, the Independent Trustees received an annual retainer of $58,000 (pro-rated for any periods less than one year), paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chair received additional annual compensation of $12,000 (pro-rated for any periods less than one year).

6. Trustees and Officers

The business of each Fund is managed under the direction of the Board. The Board formulates the general policies of each Fund and meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Funds’. The Trustees are fiduciaries for each Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, 3344 Peachtree Road NE, Suite 1725, Atlanta, GA 30326. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Independent Trustees(2)
Ira P. Cohen 1959	Independent Trustee, Chair	Trustee since 2014, Chair since 2017; indefinite terms	Executive Vice President, Recognos Financial (investment industry data analysis provider) (2015-2021); Independent financial services consultant (since 2005).	11

Trustee, Valued Advisers Trust (since 2010); Trustee, Griffin Institutional Access Credit Fund (since 2017); Trustee, Griffin Institutional Access Real Estate Fund (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Trustee,

U.S. Fixed Income Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Alvin R. Albe, Jr. 1953	Independent Trustee	Since 2014; indefinite term	Retired.	11

Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019);

Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).

Keith M. Schappert 1951	Independent Trustee	Since 2014; indefinite term	President, Schappert Consulting LLC (investment industry consulting) (since 2008).	11

Trustee, Mirae Asset Discovery Funds (since 2010); Director, Commonfund Capital, Inc. (since 2015); Director, The Commonfund (since 2012); Director, Calamos Asset Management, Inc. (2012-2017);

Trustee, Angel Oak Strategic Credit Fund (since 2017); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Andrea N. Mullins 1967	Independent Trustee	Since 2019; indefinite term	Private Investor; Independent Contractor, SWM Advisors (since 2014).	11

Trustee, Valued Advisors Trust (since 2013, Chairperson

since 2017); Trustee, Angel Oak Strategic Credit Fund (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term

Trust (since 2021); Trustee and Audit Committee Chair, Cushing Mutual Funds Trust (since 2021); Trustee and Audit Committee Chair, Cushing MLP & Infrastructure Fund (since 2021); Trustee and Audit Committee Chair, Cushing Nextgen Infrastructure Income Fund (since 2021).

Interested Trustees
Samuel R. Dunlap, III 1979	Interested Trustee	Since 2019; indefinite term	Chief Investment Officer-Public Strategies, Angel Oak Capital Advisors, LLC (investment management) (since 2009).	11	Trustee, Angel Oak Strategic Credit Fund (since 2019); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021): Trustee, Angel Oak Financial Strategies Income Term Trust (since 2022).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Cheryl M. Pate 1976	Interested Trustee	Since 2022; indefinite term	Portfolio Manager, Angel Oak Capital Advisors, LLC (investment management) (since 2017).	10	Trustee, Angel Oak Strategic Credit Fund (since 2022); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2022); Trustee, Angel Oak Credit Opportunities Term Trust (since 2022).

(1)

The Fund Complex includes each series of the Trust, Angel Oak Strategic Credit Fund, Angel Oak Financial Strategies Income Term Trust, Angel Oak Dynamic Financial Strategies Income Income Term Trust, and Angel Oak Credit Opportunities Term Trust.

(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Dory S. Black, Esq. 1975	President	Since 2015; indefinite term	General Counsel, Angel Oak Companies (since 2014).
Adam Langley 1967	Chief Compliance Officer	Since 2015; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015); Chief Compliance Officer, Buckhead One Financial Opportunities, LLC (since 2015); Chief Compliance Officer, Angel Oak Capital Partners II, LLC (since 2016); Chief Compliance Officer of Falcons I, LLC (since 2018); Chief Compliance Officer, Hawks I, LLC (since 2018); Chief Compliance Officer, Angel Oak Commercial Real Estate Solutions (2021-2022); Chief Compliance Officer, Angel Oak Strategic Credit Fund (since 2017); Chief Compliance Officer, Angel Oak Financial Strategies Income Term Trust (since 2018); Chief Compliance Officer, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Chief Compliance Officer, Angel Oak Credit Opportunities Fund (since 2021); Chief Operating Officer, Angel Oak Capital Advisors, LLC (since 2021).
Kevin Sluss 1982	Secretary	Since 2022; indefinite term	Chief Risk Officer, Angel Oak Capital Advisors, LLC (since 2022), Quantitative Analytics and Model Development Manager, PNC Bank (2019-2022); Quantitative Analytics and Model Development Analyst, PNC Bank (2016-2019).
Daniel Fazioli 1981	Treasurer	Since 2015; indefinite term	Chief Accounting Officer, Angel Oak Capital Advisors, LLC (since 2015).

Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE, Suite 1725

Atlanta, GA 30326

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 220

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

SAR-AOFT

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

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Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Funds Trust

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date September 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date September 26, 2022

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date September 26, 2022

*	Print the name and title of each signing officer under his or her signature.

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